                            N-30D Table of Contents


Seven Seas Series Fund Name                                          N-30D page
---------------------------                                          ----------

Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .         2
US Government Money Market Fund . . . . . . . . . . . . . . . . .        21
Matrix Equity Fund  . . . . . . . . . . . . . . . . . . . . . . .        38
S&P 500 Index Fund  . . . . . . . . . . . . . . . . . . . . . . .        59
Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . . .        85
Active International Fund . . . . . . . . . . . . . . . . . . . .       105
Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . .       130
US Treasury Money Market and Prime Money Market Funds . . . . . .       150
Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . .       175
Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . .       194
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . .       213
Tax Free Money Market Fund  . . . . . . . . . . . . . . . . . . .       240
Bond Market Fund  . . . . . . . . . . . . . . . . . . . . . . . .       262

                THE SEVEN SEAS SERIES FUND-Registered Trademark-

                                MONEY MARKET FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   21



"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Money Market Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES MONEY MARKET FUND

MANAGEMENT OF THE FUNDS


                                  [Photograph]

                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Money Market Fund since her arrival at State Street in February 1994. Ms. Williams is the Mutual Funds Unit Head responsible for oversight of money market and other short-term funds. Prior to joining State Street, she was a portfolio manager with PNC Bank and the Calvert Group. There are seven other portfolio managers working with Ms. Williams in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments including certificates of deposits, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.



                                     [Graph]


DATES             MONEY MARKET         SALOMON BROTHERS 3-MONTH T-BILL INDEX**
Inception*             $10,000                                       $10,000
      1988             $10,241                                       $10,220
      1989             $11,183                                       $11,087
      1990             $12,132                                       $11,990
      1991             $12,991                                       $12,775
      1992             $13,599                                       $13,320
      1993             $14,040                                       $13,729
      1994             $14,510                                       $14,217
      1995             $15,310                                       $15,010
      1996             $16,132                                       $15,813


PERFORMANCE REVIEW

In the last year, fixed income yields held low through February 1996 by recessionary fears, gave way to higher bond yields fueled by better than expected economic growth in the second half of the year. Last December and January, two interest rate moves of 25 basis points each brought the Fed Funds' target rate down to 5.25%, where it remained for the rest of the year. Despite this relatively quiet Fed activity, short-term interest rates traded in a wide range. One- and three-month LIBOR (London Interbank Offering Rate) dropped close to 70 basis points before rising in March. One year LIBOR fell 110 basis points to 4.99% in February, but closed the year at 6.31%, 20 basis points higher than it started. Similarly, one-year Treasuries traded from 5.97% down to 4.79% and back up to 5.91% by the end of August. These dramatic shifts in short-term interest rates reflected the market's anticipation of Federal Reserve moves, which proved more volatile than the actual Fed activity.


SEVEN SEAS SERIES MONEY MARKET FUND

    Period Ended                    Growth of                     Total
      08/31/96                       $10,000                     Return
-----------------------           ------------                  ---------
1 Year                             $   10,536                     5.36%
5 Years                            $   12,418                     4.43%
Inception                          $   16,132                     5.91%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

    Period Ended                    Growth of                     Total
      08/31/96                       $10,000                     Return
-----------------------           ------------                  ---------
1 Year                             $   10,535                     5.35%
5 Years                            $   12,378                     4.36%
Inception                          $   15,813                     5.65%+


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


The Fund had a one year return of 5.36% for the fiscal year ended August 31, 1996. This compares favorably to the return of 5.35% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. This return of one basis point ahead of the Index is net of fund operating expenses, whereas Index results do not include fees or expenses of any kind. The Salomon Brothers Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

In fiscal 1996, the Fund sought and received an Am rating from Standard & Poor's Corporation. This rating reflects the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. In awarding its ratings, Standard & Poor's often require investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law. The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns.

Fund investments included floating rate and fixed rate notes based on relative value in the marketplace. Purchases of floating rate notes were largely concentrated using one- and three-month LIBOR as reset indices. A small percentage were reset based on Fed Funds and Prime rates. These securities allowed for periodic resetting of rates at attractive levels relative to LIBOR giving the Fund the ability to respond rapidly to changing interest rates. The average maturity of the Fund was in the 56 to 69 day range, well below that of 90 days allowable by law and Standard & Poor's rating guidelines.

The Fund's five largest holdings by investment type represented 79.6% of the portfolio with almost one-third of the Fund in shorter-term corporate bonds and notes. A total of 20.8% of the Fund was held in US Government Treasury and Agency instruments.



          TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
          AS A PERCENT OF TOTAL INVESTMENTS)            AUGUST 31, 1996


          Corporate Bonds and Notes                           32.8%

          Eurodollar Time Deposits                            17.1

          United States Government Agencies                   15.1

          Repurchase Agreements                                7.8

          Domestic Commercial Paper                            6.8

                            --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

      *The Fund commenced operations on May 2, 1988. Index comparison began
       May 1, 1988.

     **Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

      +Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Money Market Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND


                                                                                                       STATEMENT OF NET ASSETS
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY        (000)
                                                                       ------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT - 1.5%
First Tennessee Bank . . . . . . . . . . . . . . . . . . . . . .       $  50,000          5.340%      09/05/96     $   50,000
                                                                                                                   ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $50,000). . . . . .                                                       50,000
                                                                                                                   ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 2.6%
Abbey National PLC, London . . . . . . . . . . . . . . . . . . .          25,000          5.110       03/17/97         24,969
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . .          25,000          5.500       03/12/97         25,000
Den Danske Bank. . . . . . . . . . . . . . . . . . . . . . . . .          25,000          5.500       09/26/96         25,000
Morgan Guaranty. . . . . . . . . . . . . . . . . . . . . . . . .          15,000          5.080       02/28/97         14,969
                                                                                                                   ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $89,938). . . . .                                                       89,938
                                                                                                                   ----------

YANKEE CERTIFICATES OF DEPOSIT - 5.2%
Bayerische Hypotheken Bank . . . . . . . . . . . . . . . . . . .          30,000          5.480       10/02/96         30,000
Bayerische Landesbank (a). . . . . . . . . . . . . . . . . . . .          65,000          5.291       01/15/97         64,983
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . .          25,000          5.210       03/11/97         24,995
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . .          42,000          5.730       08/13/97         41,902
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . .          20,000          5.920       08/28/97         19,996
                                                                                                                   ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $181,876) . . . . . .                                                      181,876
                                                                                                                   ----------

CORPORATE BONDS AND NOTES - 33.9%
AIG Matched Funding Corp. (MTN)(a) . . . . . . . . . . . . . . .          50,000          5.737       01/15/97         50,000
BankAmerica National Trust & Savings Association . . . . . . . .          25,000          5.070       01/29/97         24,994
Beneficial Corp. (a) . . . . . . . . . . . . . . . . . . . . . .          50,000          5.605       01/16/97         49,993
Beneficial Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . .          45,000          5.490       11/22/96         45,009
Caterpillar Financial Services (MTN)(a). . . . . . . . . . . . .          10,000          5.715       05/09/97         10,015
CIT Group Holdings, Inc. (MTN)(a). . . . . . . . . . . . . . . .          45,000          5.300       10/30/96         44,992
Colorado National Bank, Denver (MTN)(a). . . . . . . . . . . . .         125,000          5.389       01/15/97        124,986
Comercia Bank, Detroit (MTN)(a). . . . . . . . . . . . . . . . .          25,000          5.394       02/14/97         25,000
Dean Witter Discover & Co. (a) . . . . . . . . . . . . . . . . .          30,000          5.632       05/23/97         30,016
Discover Credit Corp. (MTN). . . . . . . . . . . . . . . . . . .           8,500          7.970       05/07/97          8,617
FCC National Bank, Wilmington. . . . . . . . . . . . . . . . . .          15,000          4.940       02/26/97         14,981
First Chicago Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .          30,000          5.692       03/31/97         30,025
First National Bank of Boston (MTN)(a) . . . . . . . . . . . . .          20,000          5.645       01/29/97         20,000
Fleet National Bank, Providence (a). . . . . . . . . . . . . . .          25,000          5.750       10/30/96         24,999
Ford Motor Credit Co. (MTN)(a) . . . . . . . . . . . . . . . . .          24,625          5.650       02/18/97         24,647



                                                                 Annual Report 9

THE SEVEN SEAS SERIES
MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY        (000)
                                                                       ------------------------------------------------------

General Motors Acceptance Corp. (a). . . . . . . . . . . . . . .       $  10,000          5.805%      12/06/96     $   10,004
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . .          27,000          5.330       11/22/96         26,995
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . .          55,000          5.412       02/24/97         54,987
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . .          40,000          5.472       06/04/97         40,000
Mellon Bank, Pittsburgh. . . . . . . . . . . . . . . . . . . . .          10,000          5.800       09/25/96         10,001
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . .          25,000          4.900       02/13/97         24,988
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . .          15,000          5.850       05/09/97         15,000
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . .          30,000          5.950       06/06/97         29,989
Norwest Corp. (MTN). . . . . . . . . . . . . . . . . . . . . . .          25,000          4.960       02/20/97         25,000
Old Kent Bank & Trust Co.. . . . . . . . . . . . . . . . . . . .          16,000          7.100       03/07/97         16,166
PNC Bank, Pittsburgh (MTN)(a). . . . . . . . . . . . . . . . . .          50,000          5.210       09/03/96         50,000
PNC Bank, Pittsburgh . . . . . . . . . . . . . . . . . . . . . .          15,000          5.650       09/18/96         15,002
PNC Bank, Pittsburgh (MTN)(a). . . . . . . . . . . . . . . . . .          15,000          5.387       12/20/96         14,998
PNC Bank, Pittsburgh (MTN)(a). . . . . . . . . . . . . . . . . .          25,000          5.325       05/13/97         24,983
Sears Roebuck & Co. (MTN). . . . . . . . . . . . . . . . . . . .          10,000          5.250       02/24/97          9,998
SMM Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .          75,000          5.421       12/16/96         74,998
Society Bank (MTN) . . . . . . . . . . . . . . . . . . . . . . .          22,750          6.500       04/25/97         22,857
Society National Bank. . . . . . . . . . . . . . . . . . . . . .          46,000          6.875       10/15/96         46,070
Transamerica Financial Corp. . . . . . . . . . . . . . . . . . .          25,000          6.750       08/15/97         25,182
Wachovia Bank (a). . . . . . . . . . . . . . . . . . . . . . . .          50,000          5.304       01/17/97         49,982
Wachovia Bank (a). . . . . . . . . . . . . . . . . . . . . . . .          18,000          5.582       02/03/97         17,998
Wachovia Bank (a). . . . . . . . . . . . . . . . . . . . . . . .          25,000          5.312       03/03/97         24,991
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .          20,000          5.582       01/28/97         20,000
                                                                                                                   ----------

TOTAL CORPORATE BONDS AND NOTES (cost $1,178,463). . . . . . . .                                                    1,178,463
                                                                                                                   ----------

DOMESTIC COMMERCIAL PAPER - 7.0%
Colgate Palmolive Co.. . . . . . . . . . . . . . . . . . . . . .          20,000          5.340       09/13/96         19,964
Ford Motot Credit Corp.. . . . . . . . . . . . . . . . . . . . .          50,000          5.260       09/25/96         49,825
General Electric Capital Corp. . . . . . . . . . . . . . . . . .          35,000          5.280       09/12/96         34,944
General Electric Capital Corp. . . . . . . . . . . . . . . . . .          50,000          5.310       11/07/96         49,506
Transamerica Finance Group Inc.. . . . . . . . . . . . . . . . .          40,000          5.420       09/13/96         39,928
Transamerica Finance Group Inc.. . . . . . . . . . . . . . . . .          50,000          5.430       10/11/96         49,698
                                                                                                                   ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $243,865). . . . . . . . .                                                      243,865
                                                                                                                   ----------



10 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY        (000)
                                                                       ------------------------------------------------------

FOREIGN COMMERCIAL PAPER - 6.0%
Caisse d'Amortissement . . . . . . . . . . . . . . . . . . . . .       $  15,000          5.420%      09/24/96     $   14,948
Caisse d'Amortissement . . . . . . . . . . . . . . . . . . . . .          30,000          5.290       11/21/96         29,643
Den Danske Corp. . . . . . . . . . . . . . . . . . . . . . . . .          50,000          5.420       10/02/96         49,767
KFW International Finance, Inc.. . . . . . . . . . . . . . . . .          14,000          5.420       10/17/96         13,903
Westpac Capital Corp.. . . . . . . . . . . . . . . . . . . . . .          25,000          5.330       11/08/96         24,748
Woolwich Building Society. . . . . . . . . . . . . . . . . . . .          75,000          5.430       10/29/96         74,344
                                                                                                                   ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $207,353) . . . . . . . . .                                                      207,353
                                                                                                                   ----------

EURODOLLAR TIME DEPOSITS - 17.7%
ABN Amro Bank. . . . . . . . . . . . . . . . . . . . . . . . . .          50,000          5.468       09/05/96         50,000
BankAmerica, San Francisco . . . . . . . . . . . . . . . . . . .          50,000          5.330       10/01/96         50,000
Caisse des Depots. . . . . . . . . . . . . . . . . . . . . . . .         100,000          5.281       09/03/96        100,000
Key Bank National Association. . . . . . . . . . . . . . . . . .          90,000          5.312       09/03/96         90,000
Rabobank . . . . . . . . . . . . . . . . . . . . . . . . . . . .          60,000          5.312       09/03/96         60,000
Republic National Bank . . . . . . . . . . . . . . . . . . . . .         100,000          5.312       09/03/96        100,000
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . .         115,825          5.312       09/03/96        115,825
Union Bank of Switzerland, Grand Cayman. . . . . . . . . . . . .          50,000          5.312       09/03/96         50,000
                                                                                                                   ----------

TOTAL EURODOLLAR TIME DEPOSITS (Cost $615,825) . . . . . . . . .                                                      615,825
                                                                                                                   ----------

UNITED STATES GOVERNMENT AGENCIES - 15.7%
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . .          25,000          5.600       06/03/97         24,974
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . .          25,000          5.218       09/26/96         24,998
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . .          50,000          5.210       09/27/96         49,996
Federal National Mortgage Association (MTN). . . . . . . . . . .          56,950          4.780       02/14/97         56,929
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          62,000          5.240       09/03/96         62,000
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          75,000          5.240       02/21/97         74,976
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          50,000          5.347       03/06/97         49,962
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          70,000          5.251       04/15/97         69,956
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          30,000          5.277       04/17/97         29,986
Federal National Mortgage Association (MTN)(a) . . . . . . . . .         100,000          6.687       09/12/97         99,917
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $543,694). . . . .                                                      543,694
                                                                                                                   ----------



                                                                Annual Report 11

THE SEVEN SEAS SERIES
MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY        (000)
                                                                       ------------------------------------------------------

UNITED STATES GOVERNMENT TREASURIES - 5.8%
United States Treasury Bills . . . . . . . . . . . . . . . . . .       $   1,400          4.850%      11/14/96     $    1,386
United States Treasury Notes . . . . . . . . . . . . . . . . . .         115,000          7.500       01/31/97        116,180
United States Treasury Notes . . . . . . . . . . . . . . . . . .          50,000          6.875       02/28/97         50,409
United States Treasury Notes . . . . . . . . . . . . . . . . . .          35,000          6.500       04/30/97         35,193
                                                                                                                   ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $203,168). . . .                                                      203,168
                                                                                                                   ----------

TOTAL INVESTMENTS (Amortized Cost $3,314,182) - 95.4%. . . . . .                                                    3,314,182
                                                                                                                   ----------

REPURCHASE AGREEMENTS - 8.0%
Agreement with Union Bank of Switzerland of $281,000
  acquired August 30, 1996 at 5.280% to be repurchased at
  $281,082 on September 3, 1996, collateralized by:
    $293,069 United States Treasury Notes,
       5.240% due 01/30/97 valued at $286,542. . . . . . . . . .                                                      281,000
                                                                                                                   ----------

TOTAL REPURCHASE AGREEMENTS (cost $281,000). . . . . . . . . . .                                                      281,000
                                                                                                                   ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $3,595,182)(b) - 103.4%. . . . . . . . . . . . . . . . . .                                                    3,595,182

OTHER ASSETS AND LIABILITIES, NET - (3.4%) . . . . . . . . . . .                                                    (119,773)
                                                                                                                   ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . .                                                   $3,475,409
                                                                                                                   ----------
                                                                                                                   ----------

(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note.


The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                                                    STATEMENT OF ASSETS AND LIABILITIES
                                                                                        August 31, 1996

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . .     $3,314,182,220
Repurchase agreements (cost $281,000,000)(Note 2). . . . . . . . . . . . . . . . . .        281,000,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,476,362
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             32,793
                                                                                         --------------
   Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,617,691,375

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  15,676,439
   Investments purchased . . . . . . . . . . . . . . . . . . . . . .     125,184,375
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .       1,154,501
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .         267,427
                                                                       -------------

          Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        142,282,742
                                                                                         --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $3,475,408,633
                                                                                         --------------
                                                                                         --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .     $   (3,411,808)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,478,820
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,475,341,621
                                                                                         --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $3,475,408,633
                                                                                         --------------
                                                                                         --------------

Net asset value, offering and redemption price per share,
   ($3,475,408,633 divided by 3,478,820,441 shares of $.001,
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .          $1.00
                                                                                         --------------
                                                                                         --------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                                                         STATEMENT OF OPERATIONS
                                                       For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 191,463,828

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . .     $ 8,559,529
   Administrative fees . . . . . . . . . . . . . . . . . . . .         996,454
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . .         654,361
   Distribution fees . . . . . . . . . . . . . . . . . . . . .         817,506
   Professional fees . . . . . . . . . . . . . . . . . . . . .          44,252
   Registration fees . . . . . . . . . . . . . . . . . . . . .         287,890
   Shareholder servicing fees. . . . . . . . . . . . . . . . .       1,268,824
   Transfer agent fees . . . . . . . . . . . . . . . . . . . .         311,187
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . .         166,149
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .         153,948
                                                                   -----------

          Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,260,100
                                                                                   -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       178,203,728
                                                                                   -------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . .           753,358
                                                                                   -------------

Net increase in net assets resulting from operations . . . . . . . . . . . . .     $ 178,957,086
                                                                                   -------------
                                                                                   -------------



The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                               1996                1995
                                                                                          ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   178,203,728     $   149,922,892
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . .            753,358             576,551
                                                                                          ---------------     ---------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . .        178,957,086         150,499,443

Distributions to shareholders from net investment income . . . . . . . . . . . . . . .       (178,405,621)       (149,922,892)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . .        721,962,326        (268,477,535)
                                                                                          ---------------     ---------------

Increase (Decrease) in Net Assets. . . . . . . . . . . . . . . . . . . . . . . . . . .        722,513,791        (267,900,984)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,752,894,842       3,020,795,826
                                                                                          ---------------     ---------------

Net Assets at End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 3,475,408,633     $ 2,752,894,842
                                                                                          ---------------     ---------------
                                                                                          ---------------     ---------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     45,284,105,177      31,138,940,091
Fund shares issued to shareholders in reinvestments of distributions . . . . . . . . .        161,571,084         137,268,575
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (44,723,713,935)    (31,544,686,201)
                                                                                          ---------------     ---------------


Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        721,962,326        (268,477,535)
                                                                                          ---------------     ---------------
                                                                                          ---------------     ---------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                                                                                               FINANCIAL HIGHLIGHTS

                                     The following table includes selected data for a share outstanding throughout each fiscal year ended August 31 and other performance information derived from the financial statements.

                                                               1996           1995           1994           1993           1992
                                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . .      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .           .0524          .0538          .0330          .0320          .0458
                                                            ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . .          (.0524)        (.0538)        (.0330)        (.0320)        (.0458)
                                                            ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . .      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                            ----------     ----------     ----------     ----------     ----------
                                                            ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . .            5.36           5.52           3.35           3.24           4.68

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets . . .             .39            .39            .36            .33            .35
  Operating expenses, gross, to average net assets . .             .39            .39            .36            .38            .35
  Net investment income to average net assets  . . . .            5.20           5.37           3.33           3.20           4.40
  Net assets, end of year ($000 omitted) . . . . . . .       3,475,409      2,752,895      3,020,796      2,502,483      4,263,057
  Per share amount of fees waived ($ omitted). . . . .              --             --             --          .0005             --




16 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME:  Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax


                                                                Annual Report 17

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     provision was required. At August 31, 1996, the Fund had a net tax basis capital loss carryover of $3,411,808, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $83,334,886,986, $338,329,487 and $82,765,923,000, respectively.

     For the year ended August 31, 1996, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,533,604,573, $487,786,368 and $774,406,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.


18 Annual Report

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $1,039,682, $113,571, and $115,571 from the Adviser, SSBSI, and Commercial Banking, respectively.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan

                                                                Annual Report 19

THE SEVEN SEAS SERIES
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996

     and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                          $   770,271
          Administration fees                         92,841
          Custodian fees                              58,267
          Distribution fees                           66,853
          Shareholder servicing fees                  77,323
          Transfer agent fees                         44,371
          Trustees' fees                              44,575
                                                 -----------
                                                 $ 1,154,501
                                                 -----------
                                                 -----------


20 Annual Report

THE SEVEN SEAS SERIES MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts   02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts 02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                                Annual Report 21

                THE SEVEN SEAS SERIES FUND-Registered Trademark-


                         US GOVERNMENT MONEY MARKET FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                        Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .     14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . .     15

Fund Management and Service Providers. . . . . . . . . . . . . . . .     19


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the US Government Money Market Fund.
I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven
Seas Series of Funds approved a name  change from the Seven
Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. It's investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND

MANAGEMENT OF THE FUNDS



                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Lisa Hatfield, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the US Government Money Market Fund since June 1994. Ms. Hatfield has been with State Street since 1986 and has managed several money market funds since 1987. There are seven other portfolio managers working with Ms. Hatfield in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN:  Obligations of the US Government, its Agencies or
Instrumentalities.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.



                                     [Graph]



  DATES        US GOV'T MONEY MARKET    SALOMON BROTHERS 3-MONTH T-BILL INDEX**
Inception*                   $10,000                                    $10,000
     1991                    $10,306                                    $10,293
     1992                    $10,769                                    $10,731
     1993                    $11,100                                    $11,061
     1994                    $11,466                                    $11,454
     1995                    $12,083                                    $12,093
     1996                    $12,720                                    $12,740

PERFORMANCE REVIEW

In the last year, fixed income yields held low through February 1996 by recessionary fears, gave way to higher bond yields fueled by better than expected economic growth in the second half of the year. Last December and January, two interest rate moves of 25 basis points each brought the Fed Funds' target rate down to 5.25%, where it remained for the rest of the year. Despite this relatively quiet Fed activity, short-term interest rates traded in a wide range. One- and three-month LIBOR (London Interbank Offering Rate) dropped close to 70 basis points before rising in March. One year LIBOR fell 110 basis points to 4.99% in February, but closed the year at 6.31%, 20 basis points higher than it started. Similarly, one-year Treasuries traded from 5.97% down to 4.79% and back up to 5.91% by the end of August. These dramatic shifts in short-term interest rates reflected the market's anticipation of Federal Reserve moves, which proved more volatile than the actual Fed activity.

SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND

 Period Ended        Growth of       Total
   08/31/96           $10,000        Return
-----------------   -----------   ------------
1 Year              $   10,527        5.27%
5 Years             $   12,343        4.30%
Inception           $   12,720        4.47%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

 Period Ended        Growth of       Total
   08/31/96           $10,000        Return
-----------------   -----------   ------------
1 Year              $   10,535        5.35%
5 Years             $   12,378        4.36%
Inception           $   12,740        4.50%+


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


The Fund had a one year return of 5.27% for the fiscal year ended August 31, 1996 as compared to the Salomon Brothers 3-Month Treasury Index of 5.35%. This return, while slightly lagging the Index, is net of fund operating expenses, whereas Index returns do not include fees or expenses of any kind. The Salomon Brothers Treasury Bill Index was chosen as a standard, well-known representation of money market returns.

PORTFOLIO HIGHLIGHTS

In fiscal 1996, the Fund sought and received an AAAm rating--the highest available from Standard & Poor's Corporation. This rating reflects the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. In awarding its ratings, Standard & Poor's often require investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law.

The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns. Fund investments included US Government Treasuries and Agencies, and floating rate notes, based on relative value in the marketplace. A large percentage of the Fund continues to be invested in floating rate notes using standard money market indices such as one-month LIBOR, three-month LIBOR, three-month Treasury Bills and the Fed Funds rate. These securities allow for periodic resetting of rates at attractive levels relative to LIBOR, giving the Fund the ability to respond more rapidly to changing interest rates. As market expectations shifted from expecting the Fed to ease to expecting the Fed to tighten, the managers let the average days to maturity of the portfolio to roll down from 57 days to 48 days over the course of the year. The average maturity of the portfolio at year-end was 48 days.

Until such time that significant changes take place, management of the Fund will continue to take advantage of the roll-down available in the curve, while any extension will be made during sell-offs in the market.


                           -----------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

    *The Fund commenced operations on March 1, 1991. Index comparison also began on March 1, 1988.

   **Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill.
     The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

    +Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series US Government Money Market Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.

                                                   /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1996


                                                                       PRINCIPAL                        DATE
                                                                        AMOUNT                           OF           VALUE
                                                                         (000)         RATE           MATURITY        (000)
                                                                       ------------------------------------------------------

UNITED STATES GOVERNMENT AGENCIES - 59.3%
Federal Farm Credit Bank (a) . . . . . . . . . . . . . . . . . .       $  20,000         5.450%       09/16/96      $  20,000
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . .          30,000         5.400        11/08/96         29,991
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . .           6,000         5.550        05/02/97          5,995
Federal Farm Credit Bank . . . . . . . . . . . . . . . . . . . .          10,000         5.600        06/03/97          9,989
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . .          30,000         5.238        09/20/96         29,998
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . .          20,000         5.211        09/27/96         19,999
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . .          10,000         5.372        10/02/96          9,999
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . .           5,000         5.610        06/05/97          4,992
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . .           5,000         6.440        07/25/97          5,024
Federal Home Loan Bank Discount Notes. . . . . . . . . . . . . .          11,735         5.220        09/09/96         11,721
Federal Home Loan Mortgage Corp. . . . . . . . . . . . . . . . .          15,000         5.640        08/28/97         14,963
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . .          20,000         5.220        09/11/96         19,971
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . .           6,390         5.220        09/12/96          6,380
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . .           5,815         5.220        09/30/96          5,791
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . .          10,000         5.290        11/04/96          9,906
Federal Home Loan Mortgage Corp. Discount Notes. . . . . . . . .          15,000         5.180        11/22/96         14,823
Federal National Mortgage Association (a). . . . . . . . . . . .          10,000         5.470        06/20/97          9,998
Federal National Mortgage Association (a). . . . . . . . . . . .          20,000         5.371        08/07/97         19,985
Federal National Mortgage Association (a). . . . . . . . . . . .          30,000         6.688        09/12/97         29,975
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          15,000         5.180        10/15/96         14,999
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          20,000         5.240        11/20/96         19,997
Federal National Mortgage Association (MTN). . . . . . . . . . .          10,000         4.780        02/14/97          9,996
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          10,000         5.850        02/14/97         10,020
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          20,000         5.240        02/21/97         19,993
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          10,000         5.348        03/06/97          9,992
Federal National Mortgage Association (MTN)(a) . . . . . . . . .          15,000         5.370        03/28/97         14,991
Federal National Mortgage Association Discount Notes . . . . . .          15,000         5.220        09/20/96         14,959
Student Loan Marketing Association (a) . . . . . . . . . . . . .          11,000         5.585        11/27/96         11,007
                                                                                                                    ---------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $405,454). . . . .                                                      405,454
                                                                                                                    ---------

UNITED STATES GOVERNMENT TREASURIES - 9.3% . . . . . . . . . . .
United States Treasury Bills . . . . . . . . . . . . . . . . . .          20,000         5.245        09/17/96         19,959
United States Treasury Notes . . . . . . . . . . . . . . . . . .          25,000         7.500        01/31/97         25,252
United States Treasury Notes . . . . . . . . . . . . . . . . . .          10,000         6.875        02/28/97         10,081
United States Treasury Notes . . . . . . . . . . . . . . . . . .           5,000         6.625        03/31/97          5,031
United States Treasury Notes . . . . . . . . . . . . . . . . . .           3,000         6.500        05/15/97          3,015
                                                                                                                    ---------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $63,338) . . . .                                                       63,338
                                                                                                                    ---------


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND


                                         STATEMENT OF NET ASSETS, CONTINTUED
                                                             August 31, 1996

                                                                    VALUE
                                                                    (000)
                                                                  ---------

TOTAL INVESTMENTS (amortized cost $468,792) - 68.6%. . . . .      $ 468,792
                                                                  ---------

REPURCHASE AGREEMENTS - 39.5%
Agreement with Bear Sterns of $95,125
  acquired August 30, 1996 at 5.18% to be repurchased at
  $95,180 on September 3, 1996, collateralized by:
    $15,000 United States Treasury Bonds,
      6.000% due 02/15/26 valued at $12,911, and by
    $37,790 United States Treasury Notes,
      5.875% due 03/31/99 valued at $38,204, and by
    $46,660 United States Treasury Notes,
      5.750% due 10/31/00 valued at $45,967. . . . . . . . .         95,125
Agreement with Union Bank of Switzerland of $175,000
  acquired August 30, 1996 at 5.28% to be repurchased at
  $175,103 on September 3, 1996, collateralized by:
    $177,172 United States Treasury Notes,
      5.625% due 06/30/97 valued at $178,464 . . . . . . . .        175,000
                                                                  ---------

TOTAL REPURCHASE AGREEMENTS (cost $270,125). . . . . . . . .        270,125
                                                                  ---------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $738,917)(b) - 108.1%. . . . . . . . . . . . . . . . .        738,917

OTHER ASSETS AND LIABILITIES, NET - (8.1)% . . . . . . . . .        (55,707)
                                                                  ---------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . .      $ 683,210
                                                                  ---------
                                                                  ---------


(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note.


The accompanying notes are an integral part of the financial statements.


10 Annual Report

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND


                                                                   STATEMENT OF ASSETS & LIABILITIES
                                                                                     August 31, 1996


ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . .   $ 468,791,703
Repurchase agreements (cost $270,125,000)(Note 2). . . . . . . . . . . . . . . . . .     270,125,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,712,910
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,075
                                                                                       -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     741,635,688


LIABILITIES
Payables (Note 4):
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   3,101,154
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . .      54,993,402
  Accrued fees to affiliates and trustees. . . . . . . . . . . . . .         236,758
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . .          94,257
                                                                       -------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      58,425,571
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 683,210,117
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .   $     (37,963)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .         683,248
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     682,564,832
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 683,210,117
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
  ($683,210,117 divided by 683,248,080 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . .                       $1.00
                                                                                       -------------
                                                                                       -------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND


                                                                             STATEMENT OF OPERATIONS
                                                           For the Fiscal Year Ended August 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 34,166,934
                                                                                        ------------

Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . .    $  1,546,062
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . .         179,304
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . .         156,230
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . .         106,509
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . .          20,028
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . .         128,278
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . .         241,584
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . .          46,305
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . .          31,219
  Amortization of deferred organization expenses . . . . . . . . . .           1,472
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .          19,808
                                                                        ------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,476,799
                                                                                        ------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31,690,135
                                                                                        ------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . .         119,491
                                                                                        ------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .    $ 31,809,626
                                                                                        ------------
                                                                                        ------------



The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND


                                                                            STATEMENTS OF CHANGES IN NET ASSETS
                                                                          For the Fiscal Years Ended August 31,

                                                                                    1996             1995
                                                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .     $   31,690,135   $   20,841,782
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . .            119,491          101,628
                                                                               --------------   --------------

Net increase in net assets resulting from operations . . . . . . . . . . .         31,809,626       20,943,410

Distributions to shareholders from net investment income . . . . . . . . .        (31,688,771)     (20,841,782)
Increase in net assets from Fund share transactions. . . . . . . . . . . .        192,951,714      238,870,688
                                                                               --------------   --------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .        193,072,569      238,972,316
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . .        490,137,548      251,165,232
                                                                               --------------   --------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . .     $  683,210,117   $  490,137,548
                                                                               --------------   --------------
                                                                               --------------   --------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,802,329,508    5,109,979,137
Fund shares issued to shareholders in reinvestments of distributions . . .         25,091,214       13,741,104
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .     (7,634,469,008)  (4,884,849,553)
                                                                               --------------   --------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . .        192,951,714      238,870,688
                                                                               --------------   --------------
                                                                               --------------   --------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND



                                                                                                           FINANCIAL HIGHLIGHTS

                                 The following table includes selected data for a share outstanding throughout each fiscal year ended August 31 and other performance information derived from the financial statements.

                                                                     1996          1995          1994        1993       1992
                                                                  ---------     ---------     ---------   ---------   ---------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . .    $  1.0000     $  1.0000     $  1.0000   $  1.0000   $  1.0000
                                                                  ---------     ---------     ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . . .        .0515         .0528         .0324       .0304       .0441
                                                                  ---------     ---------     ---------   ---------   ---------

LESS DISTRIBUTIONS:
Net Investment Income. . . . . . . . . . . . . . . . . . . . .       (.0515)       (.0528)       (.0324)     (.0304)     (.0441)
                                                                  ---------     ---------     ---------   ---------   ---------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . .    $  1.0000     $  1.0000     $  1.0000   $  1.0000   $  1.0000
                                                                  ---------     ---------     ---------   ---------   ---------
                                                                  ---------     ---------     ---------   ---------   ---------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . . .         5.27          5.38          3.30        3.08        4.49

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets . . . . . . .          .40           .42           .38         .39         .41
  Operating expenses, gross, to average  net assets. . . . . .          .40           .42           .39         .46         .42
  Net investment income to average net assets  . . . . . . . .         5.12          5.37          3.27        3.04        4.26
  Net assets, end of year ($000 omitted) . . . . . . . . . . .      683,210       490,138       251,165     137,136     156,707
  Per share amount of fees waived ($ omitted). . . . . . . . .           --            --            --          --       .0001
  Per share amount of fees
    reimbursed ($ omitted) . . . . . . . . . . . . . . . . . .           --            --         .0001       .0007          --



14 Annual Report

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement, to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1996, the Fund had a net tax basis capital loss carryover of $37,963, which may be


                                                                Annual Report 15

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and were being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,213,731,214, $69,622,504 and $1,029,656,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.


16 Annual Report

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and
     (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $160,340 and $81,244 from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for

                                                                Annual Report 17

THE SEVEN SEAS SERIES
US GOVERNMENT MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS
FOLLOWS:

           Advisory fees               $ 155,631
           Administration fees            17,899
           Custodian fees                 14,631
           Distribution fees              14,312
           Shareholder servicing fees     16,753
           Transfer agent fees             7,607
           Trustees' fees                  9,925
                                       ---------
                                       $ 236,758
                                       ---------
                                       ---------


18 Annual Report

THE SEVEN SEAS SERIES US GOVERNMENT MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
     and Treasurer
  J. David Griswold, Vice President
     and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 64-7SEAS (77327)

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts 02110
  (617) 654-6089

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


                                                                Annual Report 19

                THE SEVEN SEAS SERIES FUND-Registered Trademark-


                               MATRIX EQUITY FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents


                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .     6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .    16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .    17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .    23


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES MATRIX EQUITY FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Matrix Equity Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA FUNDS. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES MATRIX EQUITY FUND

MANAGEMENT OF THE FUNDS



                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Douglas Holmes, Managing Director, has been the portfolio manager primarily responsible for investment decisions regarding the Matrix Equity Fund since its inception in May 1992. Mr. Holmes has been with State Street since 1984 and has managed State Street's matrix portfolios for the past six years. There are four other portfolio managers working with Mr. Holmes in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Provide total returns that exceed over time the S&P 500 Composite
Index.

INVESTS IN:  Equity securities.

STRATEGY:    Fund Managers concentrate investments in what they view as the best opportunities in our model's universe of approximately 1,000 companies. At the end of the period, the Fund held 154 stocks with market capitalizations ranging from $1.5 billion to $50 billion. The Fund's mean market capitalization was $19.8 billion.



                                     [Graph]


  DATES            MATRIX EQUITY FUND    S&P 500-Registered Trademark- INDEX**
Inception*                    $10,000                                  $10,000
     1992                      $9,780                                  $10,093
     1993                     $12,152                                  $11,628
     1994                     $12,687                                  $12,264
     1995                     $15,074                                  $14,895
     1996                     $17,285                                  $17,671


SEVEN SEAS SERIES MATRIX EQUITY FUND

  Period Ended          Growth of          Total
   08/31/96              $10,000          Return
 -------------       -------------     -------------
   1 Year             $    11,467          14.67%
   Inception          $    17,285          13.50%+

STANDARD & POOR'S-Registered Trademark- 500 COMPOSITE STOCK PRICE INDEX

  Period Ended          Growth of          Total
   08/31/96              $10,000          Return
 -------------       -------------     -------------
   1 Year             $    11,864          18.64%
   Inception          $    17,671          14.04%+


SEE RELATED NOTES ON PAGE 7.


PERFORMANCE REVIEW

For the fiscal year ended August 31, 1996, the Seven Seas Series Matrix Equity Fund had a total return of 14.67% as compared to the S&P 500 Index results of 18.64%. The S&P 500 Index outperformed the Fund primarily due to the large cap bias in the benchmark not mirrored by the Fund in the fourth calendar quarter ended December 31, 1995. However, the Fund's return remained strong because its investment in technology stocks proved successful due to the continued strength of that sector. Additionally, performance of the Fund can lag the Index due to operating expenses that are not present in an Index.

PORTFOLIO HIGHLIGHTS

The market rally of 1995 continued through the calendar year end and into early 1996. Large capitalization stocks persisted to be the driving force in the market over the last year followed closely by small capitalization issues. In the S&P 500 Index, the healthcare sector was the best performing sector over the past fiscal year. The US equity


6 Annual Report

THE SEVEN SEAS SERIES MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


market pulled back slightly in the second quarter from its strong first quarter performance. Inflationary concerns in the second quarter caused a slowdown in the US equity markets as many investors feared a rate hike from the Fed to slow the economy. Late in May, market volatility grew as evidenced by the triggering of the up- and downside Dow Jones Industrial Average "collars" on an intraday basis. This collar is designed to reduce volatility in the market by inhibiting program trading when the Dow moves more than 50 points. Even with the sharp market decline in the last few days of June, the S&P 500 managed to post a return of +3.89% for the second quarter. As of August 31, 1996, the S&P 500 Index fell 2.8% as a result of market correction in July.

The matrix process ranks securities on both value and growth measures. The combination of these rankings creates an expected return historically for each stock. The Manager believes this expected return has been an accurate predictor of returns which allowed the Fund to seek to outperform the S&P 500 Index after all costs.

In summary, the past year has demonstrated the benefit of using both growth and value measures to select securities as well as maintaining characteristics and industry weights similar to those of the S&P 500 Index. The Fund has participated in the continued favorable performance of the market as a whole and it has been able to extract excess returns in areas, such as healthcare and technology, where we exhibit the greatest stock selection ability.

The Fund's ten largest equity holdings comprised 21.5% of the portfolio. Four of the top ten equity holdings were in the consumer basics sector, while the next largest concentrations within the top ten equity holdings were represented by energy and finance-related sectors, respectively.


             TOP TEN EQUITY HOLDINGS
             (AS A PERCENT OF TOTAL INVESTMENTS)    AUGUST 31, 1996

             Dayton Hudson Corp.                           3.0%

             Exxon Corp.                                   2.7

             Bristol-Myers Squibb Co.                      2.3

             BankAmerica Corp.                             2.1

             PepsiCo, Inc.                                 2.0

             Merck & Co., Inc.                             1.9

             Becton, Dickinson & Co.                       1.9

             Comerica, Inc.                                1.9

             Ameritech Corp.                               1.9

             Mobil Corp.                                   1.8

                              --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

       *The Fund commenced operations on May 4, 1992. Index comparison began May 1, 1992.

      **The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard and Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

       +Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Matrix Equity Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period May 4, 1992 (commencement of operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period May 4, 1992 (commencement of operations) to August 31, 1992 in conformity with generally accepted accounting principles.

                                                   /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996


                                                          NUMBER        MARKET
                                                            OF          VALUE
                                                          SHARES        (000)
                                                        ---------     ---------

COMMON STOCKS - 99.0%
BASIC INDUSTRIES - 4.5%
Caraustar Industries, Inc.                                31,100      $     925
Dow Chemical Co.                                          50,600          4,035
du Pont (E.I.) de Nemours & Co.                            7,000            575
Fort Howard Corp. New (a)                                 25,100            593
International Specialty Products                             400              4
Kimberly-Clark Corp.                                       8,200            643
Lubrizol Corp.                                               300              9
Mallinckrodt Group, Inc.                                   9,300            377
Mead Corp.                                                25,500          1,460
NL Industries, Inc.                                          700              8
P.H. Glatfelter Co.                                       26,400            482
PPG Industries, Inc.                                      41,800          2,063
Wellman, Inc.                                             25,700            530
                                                                      ---------

                                                                         11,704
                                                                      ---------

CAPITAL GOODS - 4.3%
Atmel Corp. (a)                                           25,000            644
Case Corp.                                                72,600          3,303
Caterpillar, Inc.                                         25,100          1,729
General Electric Co.                                      33,500          2,785
Johnson Controls, Inc.                                    29,700          2,094
Parker-Hannifin Corp.                                     19,400            756
                                                                      ---------

                                                                         11,311
                                                                      ---------

CONSUMER BASICS - 21.1%
American Home Products Corp.                              48,400          2,868
Amgen, Inc. (a)                                           28,600          1,666
Becton, Dickinson & Co.                                  120,800          4,938
Bristol-Myers Squibb Co.                                  67,100          5,888
Clorox Co.                                                20,400          1,910
Coca-Cola Co. (The)                                       55,400          2,770
ConAgra, Inc.                                             49,000          2,064
Eckerd Corp.                                              55,600          1,362
General Nutrition Companies, Inc.                         67,400            986
Genzyme Corp.                                             31,700            757
Great Atlantic & Pacific Tea Co., Inc.                    40,700          1,089
Heinz (H.J.) Co.                                          53,900          1,698
Hershey Foods Corp.                                       30,900          2,692
Interstate Bakeries Corp.                                  3,100             94
Johnson & Johnson                                          6,200            305
Lincare Holdings, Inc. (a)                                   600             22
Merck & Co., Inc.                                         75,400          4,948
OrNda Healthcorp (a)                                      72,700          1,872
PepsiCo, Inc.                                            180,500          5,189
Philip Morris Cos., Inc.                                  37,800          3,393
Safeway, Inc.                                              1,900             69
Schering-Plough Corp.                                     56,200          3,140
Tupperware Corp. (a)                                       1,000             44
Vons Cos., Inc. (a)                                       48,400          2,142
Warner-Lambert Co.                                        31,500          1,874
Watson Pharmaceuticals, Inc. (a)                          25,200            718
Wellpoint Health Networks, Inc.
  Class A                                                 27,613            855
                                                                      ---------

                                                                         55,353
                                                                      ---------

CONSUMER DURABLES - 2.9%
Arvin Industries, Inc.                                    24,600            566
Callaway Golf Co.                                         15,800            521
Chrysler Corp.                                            78,000          2,272
Ford Motor Co.                                            97,700          3,273
Maytag Corp.                                              50,000          1,006
                                                                      ---------

                                                                          7,638
                                                                      ---------
CONSUMER NON-DURABLES - 6.3%
Avon Products, Inc.                                       25,700          1,230
Consolidated Stores Corp. (a)                             40,400          1,535
Dayton Hudson Corp.                                      228,000          7,866
Fruit of the Loom, Inc. Class A (a)                       82,600          2,292
Ross Stores, Inc.                                          1,800             69
Russell Corp.                                             37,300          1,194


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                          NUMBER        MARKET
                                                            OF          VALUE
                                                          SHARES        (000)
                                                        ---------     ---------

TJX Cos., Inc.                                            68,100      $   2,179
V.F. Corp.                                                 3,500            207
                                                                      ---------

                                                                         16,572
                                                                      ---------

CONSUMER SERVICES - 2.5%
AMR Corp. (a)                                             14,700          1,205
King World Productions, Inc. (a)                          78,600          2,771
MGM Grand, Inc. (a)                                       35,300          1,333
Northwest Airlines Corp. Class A (a)                      11,600            436
UAL Corp.                                                 18,900            907
                                                                      ---------

                                                                          6,652
                                                                      ---------

ENERGY - 9.7%
Amoco Corp.                                               21,700          1,497
Apache Corp.                                              26,500            778
Atlantic Richfield Co.                                    27,810          3,247
Burlington Resources, Inc.                                20,600            878
Cooper Cameron Corp. (a)                                   8,800            464
Exxon Corp.                                               86,200          7,015
Halliburton Co.                                            1,100             58
Mobil Corp.                                               40,600          4,578
Occidental Petroleum Corp.                                 8,600            200
Smith International, Inc. (a)                             19,100            664
Sonat Offshore Drilling, Inc.                             45,400          2,480
Texaco, Inc.                                              23,200          2,059
USX-Marathon Group                                        66,800          1,394
                                                                      ---------

                                                                         25,312
                                                                      ---------

FINANCE - 13.1%
Advanta Corp. Class A                                     18,000            878
BankAmerica Corp.                                         71,900          5,572
Barnett Banks, Inc.                                        7,600            499
Bear Stearns Cos., Inc.                                  188,065          4,396
Charter One Financial, Inc.                                9,700            369
Chase Manhattan Corp.                                      8,400            625
CIGNA Corp.                                               16,400          1,904
Comerica, Inc.                                           100,600          4,904
Donaldson, Lufkin & Jenrette, Inc.                        11,100            351
Edwards (A.G.), Inc.                                      62,500          1,750
FINOVA Group, Inc.                                         2,400            132
Greenpoint Financial Corp.                                 7,900            281
Lehman Brothers Holdings, Inc.                             2,300             49
Mercury General Corp.                                     20,100            905
Merrill Lynch & Co., Inc.                                  3,900            239
Morgan (J.P.) & Co., Inc.                                 38,400          3,365
NationsBank Corp.                                         52,200          4,444
Old Republic International Corp.                          13,200            294
Progressive Corp.                                          9,300            506
Southern National Corp.                                   43,600          1,362
SouthTrust Corp.                                          17,300            510
Student Loan Marketing Association                        13,300            978
                                                                      ---------

                                                                         34,313
                                                                      ---------

GENERAL BUSINESS - 3.4%
Belo (A.H.) Corp. Class A                                 64,000          2,568

Media General, Inc. Class A                               27,600            859
SBC Communications, Inc.                                  48,700          2,271
Tribune Co.                                               11,500            827
Washington Post Co. Class B                                7,600          2,457
                                                                      ---------

                                                                          8,982
                                                                      ---------

SHELTER - 0.8%
Georgia Pacific Corp.                                     25,100          1,867
USG Corp. (a)                                              6,500            185
                                                                      ---------

                                                                          2,052
                                                                      ---------


10 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                          NUMBER        MARKET
                                                            OF          VALUE
                                                          SHARES        (000)
                                                        ---------     ---------

TECHNOLOGY - 16.5%
Ascend Communications, Inc.                               80,200      $   4,200
BMC Software, Inc. (a)                                     2,500            186
Cadence Design Systems, Inc.                              73,350          2,173
COMPAQ Computer Corp. (a)                                  9,000            510
Computer Associates
  International, Inc.                                     58,500          3,071
Compuware Corp. (a)                                       62,100          2,670
Dell Computer Corp.                                       46,000          3,082
Gateway 2000, Inc. (a)                                    84,600          3,775
General Dynamics Corp.                                     2,700            173
Honeywell, Inc.                                           51,700          3,005
International Rectifier Corp.                             14,100            270
Komag, Inc.                                               13,000            271
McDonnell Douglas Corp.                                   64,800          3,248
MEMC Electronic Materials, Inc. (a)                       51,000          1,798
Northrop Grumman Corp.                                       200             14
SCI Systems, Inc. (a)                                      1,800             80
Softkey International, Inc. (a)                          177,200          3,079
Storage Technology Corp. (a)                             115,900          4,390
Tektronix, Inc.                                          117,600          4,557
Western Digital Corp. (a)                                 76,400          2,685
                                                                      ---------

                                                                         43,237
                                                                      ---------

TRANSPORTATION - 1.2%
CSX Corp.                                                 27,500          1,392
Norfolk Southern Corp.                                     3,300            275
Tidewater, Inc.                                           34,400          1,320
                                                                      ---------

                                                                          2,987
                                                                      ---------

UTILITIES - 12.7%
360 Communications Co. (a)                                14,100            337
Ameritech Corp.                                           93,800          4,842
AT&T Corp.                                                36,800          1,932
Bell Atlantic Corp.                                        4,600            259
BellSouth Corp.                                           72,000          2,610
Boston Edison Co.                                         10,100            234
Central & Southwest Corp.                                  9,100            240
Century Telephone Enterprises, Inc.                       45,700          1,548
Coastal Corp.                                              3,600            143
Consolidated Edison Co.                                   90,000          2,351
Consolidated Natural Gas Co.                              12,200            663
DQE, Inc.                                                 50,300          1,396
El Paso Natural Gas Co.                                   53,700          2,235
Entergy Corp.                                             19,700            500
GTE Corp.                                                 44,600          1,756
Long Island Lighting Co.                                 112,400          1,939
National Fuel & Gas Co.                                   22,200            821
NYNEX Corp.                                               44,400          1,915
Ohio Edison Co.                                           47,700          1,002
Pacific Telesis Group                                     46,100          1,492
Southern New England
  Telecommunications Corp.                                47,100          1,796
Telephone & Data Systems, Inc.                             7,700            328
Texas Utilities Co.                                       14,300            586
Unicom Corp.                                                 500             12
Williams Cos. (The)                                       45,200          2,254
                                                                      ---------

                                                                         33,191
                                                                      ---------

TOTAL COMMON STOCKS
(cost $236,563)                                                         259,304
                                                                      ---------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 0.8%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                                 $    411            411
Valiant Money Market Fund
  Class A (b)                                              1,555          1,555
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,966)                                                             1,966
                                                                      ---------


                                                                Annual Report 11

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                        MARKET
                                                         VALUE
                                                         (000)
                                                       ---------

TOTAL INVESTMENTS
(identified cost $238,529)(c) - 99.8%                  $ 261,270

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                   618
                                                       ---------

NET ASSETS - 100.0%                                    $ 261,888
                                                       ---------
                                                       ---------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.



The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND


                                                               STATEMENT OF ASSETS AND LIABILITIES
                                                                                   August 31, 1996

ASSETS
Investments at market (identified cost $238,529,022)(Note 2) . . . . . . . . .     $   261,269,833
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             527,727
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             332,480
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,139
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . .               2,683
                                                                                   ---------------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         262,134,862


LIABILITIES
Payables (Note 4):
  Fund shares redeemed . . . . . . . . . . . . . . . . . . .   $        26,822
  Accrued fees to affiliates and trustees. . . . . . . . . .           181,715
  Other accrued expenses . . . . . . . . . . . . . . . . . .            38,260
                                                               ---------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . .             246,797
                                                                                    --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  261,888,065
                                                                                    --------------
                                                                                    --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .      $    1,147,797
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . .          16,401,666
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . .          22,740,811
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . .              18,535
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . .         221,579,256
                                                                                    --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  261,888,065
                                                                                    --------------
                                                                                    --------------

Net asset value, offering and redemption price per share
   ($261,888,065 divided by 18,535,480 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . .           $14.13
                                                                                    --------------
                                                                                    --------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report 13

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND


                                                                             STATEMENT OF OPERATIONS
                                                           For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $    5,656,976
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           10,728
                                                                                     --------------

       Total Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,667,704



Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . .    $    1,755,268
  Administrative fees. . . . . . . . . . . . . . . . . . . . . .            73,095
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .            73,350
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . .           103,500
  Professional fees. . . . . . . . . . . . . . . . . . . . . . .            19,580
  Registration fees. . . . . . . . . . . . . . . . . . . . . . .            40,591
  Shareholder servicing fees . . . . . . . . . . . . . . . . . .            82,427
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . .           252,084
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . .            11,059
  Amortization of deferred organization expenses . . . . . . . .             4,011
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .            18,389
                                                                    --------------
  Expenses before waiver . . . . . . . . . . . . . . . . . . . .         2,433,354
  Expenses waived by Adviser . . . . . . . . . . . . . . . . . .          (877,634)
                                                                    --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,555,720
                                                                                     --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,111,984
                                                                                     --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . .       24,526,130
Net change in unrealized appreciation or depreciation of investments . . . . . . .        2,855,735
                                                                                     --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .        27,381,865
                                                                                      --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . .    $   31,493,849
                                                                                      --------------
                                                                                      --------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                  1996                1995
                                                                            --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .      $    4,111,984      $    3,591,635
   Net realized gain (loss) from investments . . . . . . . . . . . . .          24,526,130          14,350,812
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . .           2,855,735          12,642,981
                                                                            --------------      --------------

Net increase (decrease) in net assets resulting from operations. . . .          31,493,849          30,585,428

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .          (3,841,381)         (3,400,221)
   Net realized gain on investments. . . . . . . . . . . . . . . . . .         (21,256,519)           (672,007)
Increase (decrease) in net assets from Fund share transactions . . . .          57,151,504          41,062,973
                                                                            --------------      --------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .          63,547,453          67,576,173
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .         198,340,612         130,764,439
                                                                            --------------      --------------

NET ASSETS AT END OF YEAR
   (including undistributed net investment income of
   $1,147,797 and $877,194, respectively). . . . . . . . . . . . . . .      $  261,888,065      $  198,340,612
                                                                            --------------      --------------
                                                                            --------------      --------------


FUND SHARE TRANSACTIONS                                  1996                               1995
                                            ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                            -------------    -------------    -------------    -------------
Fund shares sold . . . . . . . . . . . . .      7,991,136    $ 108,492,783        6,774,979    $  84,324,212

Fund shares issued to shareholders
   in reinvestments of distributions . . .      1,766,096       23,537,447          306,609        3,699,510
Fund shares redeemed . . . . . . . . . . .     (5,455,654)     (74,878,726)      (3,687,136)     (46,960,749)
                                            -------------    -------------    -------------    -------------

Net increase (decrease). . . . . . . . . .      4,301,578    $  57,151,504        3,394,452    $  41,062,973
                                            -------------    -------------    -------------    -------------
                                            -------------    -------------    -------------    -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND


                                                                                                              FINANCIAL HIGHLIGHTS

                                 The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                               1996           1995           1994           1993           1992*
                                                           -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . .     $     13.93    $     12.06    $     11.95    $      9.78    $     10.00
                                                           -----------    -----------    -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .             .24            .28            .24            .18            .05
   Net realized and unrealized
      gain (loss) on investments . . . . . . . . . . .            1.64           1.93            .28           2.17           (.27)
                                                           -----------    -----------    -----------    -----------    -----------

   Total Income From Investment Operations . . . . . .            1.88           2.21            .52           2.35           (.22)
                                                           -----------    -----------    -----------    -----------    -----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . .            (.24)          (.28)          (.23)          (.18)            --
   Net realized gain on investments. . . . . . . . . .           (1.44)          (.06)          (.09)            --             --
   In excess of net realized gain on investments . . .              --             --           (.09)            --             --
                                                           -----------    -----------    -----------    -----------    -----------

   Total Distributions . . . . . . . . . . . . . . . .           (1.68)          (.34)          (.41)          (.18)            --
                                                           -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . .     $     14.13    $     13.93    $     12.06    $     11.95    $      9.78
                                                           -----------    -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------    -----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . .           14.67          18.81           4.41          24.24          (2.20)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average
      net assets (b)(c)  . . . . . . . . . . . . . . .             .66            .68            .58            .60            .18
   Operating expenses, gross, to average
      net assets (b)(c)  . . . . . . . . . . . . . . .            1.04           1.06            .96           1.25           1.90
   Net investment income to average net assets (b) . .            1.76           2.25           2.16           2.13           2.69
   Portfolio turnover (b). . . . . . . . . . . . . . .          150.68         129.98         127.20          57.65           None
   Net assets, end of year ($000 omitted). . . . . . .         261,888        198,341        130,764         62,549         12,408
   Per share amount of fees waived ($ omitted)(c). . .           .0510          .0466          .0410          .0314          .0112
   Per share amount of fees reimbursed ($ omitted) . .              --             --             --          .0225          .0202
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . . . . .           .0404            N/A            N/A            N/A            N/A


 *  For the period May 4, 1992 (commencement of operations) to August 31, 1992.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1992 are annualized.
(c) See Note 4 for current period amounts.


16 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.


     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:


                                                             NET
                                                          UNREALIZED
      FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
          COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     --------------   --------------   --------------   --------------
     $ 238,534,842    $   28,119,434   $   (5,384,443)  $   22,734,991


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


18 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated to $380,168,784 and $339,628,425, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the year ended August 31, 1996, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. During the year ended August 31, 1996, the Fund paid $64,028 to the Distributor in addition to other amounts paid to non-related party distributors.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $80,761 and $1,666 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated brokerage dealer of the Fund's Adviser. The commissions paid to SSBSI were $143,583 for the year ended August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional


20 Annual Report

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                 $   84,129
          Administration fees               11,446
          Custodian fees                    10,948
          Distribution fees                  9,656
          Shareholder servicing fees        10,730
          Transfer agent fees               51,543
          Trustees' fees                     3,263
                                        ----------
                                        $  181,715
                                        ----------
                                        ----------

5.   DIVIDENDS

     On September 3, 1996, the Board of Trustees declared a dividend of $.0620 from net investment income, payable on September 11, 1996 to shareholders of record September 4, 1996.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
MATRIX EQUITY FUND

                                                                 TAX INFORMAITON
                                                                 August 31, 1996


The Fund paid distributions of $.0604 per share from net long-term capital gains during its taxable year ended August 31, 1996. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $8,822,345 as capital gain dividends for its taxable year ended August 31, 1996.

Please consult a tax advisor for questions about federal or state income tax laws.


22 Annual Report

THE SEVEN SEAS SERIES MATRIX EQUITY FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                                Annual Report 23

                THE SEVEN SEAS SERIES FUND-Registered Trademark-


                               S&P 500 INDEX FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .     21

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .     22

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .     28


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES S&P 500 INDEX FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the S&P 500 Index Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSGA FUNDS. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES S&P 500 INDEX FUND

MANAGEMENT OF THE FUNDS



                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. James May, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the S&P 500 Index Fund since May 1995. Mr. May has been an Assistant Vice President since April 1996 and a portfolio manager in the US Structured Products Group of State Street since January 1994. From 1991 to 1993, he served as an Investment Support Analyst in the US Passive Services Group of State Street Global Advisors. There are four other portfolio managers working with Mr. May in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE:   To replicate the total return of the S&P 500 Composite Index.

INVESTS IN:  Equity securities.

STRATEGY:    The Fund's holdings are composed of the 500 stocks in the S&P 500
Composite Index. The Index is designed to best capture the price performance of a large cross-section of the US publicly traded stock market.



                                     [Graph]


  DATES         S&P 500 INDEX FUND    S&P 500-Registered Trademark- INDEX**
Inception*                 $10,000                                  $10,000
      1993                 $10,806                                  $10,842
      1994                 $11,377                                  $11,435
      1995                 $13,779                                  $13,887
      1996                 $16,323                                  $16,475


SEVEN SEAS SERIES S&P 500 INDEX FUND

    Period Ended                    Growth of                     Total
      08/31/96                       $10,000                     Return
-----------------------           ------------                  ---------
1 Year                             $   11,846                    18.46%
Inception                          $   16,323                    14.30%+


STANDARD & POOR'S -Registered Trademark- 500 COMPOSITE STOCK PRICE INDEX

    Period Ended                    Growth of                     Total
      08/31/96                       $10,000                     Return
-----------------------           ------------                  ---------
1 Year                             $   11,864                    18.64%
Inception                          $   16,475                    14.59%+


SEE RELATED NOTES ON PAGE 7.


PERFORMANCE REVIEW

The Seven Seas Series S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. To accomplish this, the Fund seeks to hold each security in the S&P 500 Index in the same weighting as they appear in the Index.

The Fund closed the fiscal year with a one-year return of 18.46% which closely mirrors the S&P 500 benchmark return of 18.64%. This replication of the Index allows the Fund's performance to be very similar to the performance of the Index. The Fund's slight deviation from the benchmark return is attributable to payment of fund operating expenses. Index results do not reflect fees or expenses of any kind.

PORTFOLIO HIGHLIGHTS

The 500 stocks of the S&P 500 Index represent approximately 75% of the market value of all US common stocks. Standard and Poor's Corporation chooses the 500 stocks to capture the price performance of a large cross-section of the US publicly


6 Annual Report

THE SEVEN SEAS SERIES S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


traded stock market. The Index is also structured to approximate the general distribution of industries in the US economy and not necessarily that of the 500 largest companies.

The large capitalization rally that began in late 1994 and early 1995 continued through the last fiscal year. Well-known blue chip stocks continued to outperform smaller capitalization stocks which benefited the S&P 500.

The past year was another record setting year. The S&P 500 Index continued to close at new highs. During the second quarter of 1996, the S&P 500 total capitalization topped $5 trillion.

Strong employment figures have reportedly rekindled investors' fear of inflation. July unemployment figures rattled the markets and were largely responsible for the -4.42% return. Despite investor fear that the US economy was heating up and anticipation that the Federal Reserve might raise interest rates, the market slightly rebounded in August with an S&P 500 Index one month return of 2.11%.

The best performing sector in the S&P 500 Index for the past fiscal year was Healthcare with a return of 31.86%. The Financial and Technology sectors followed closely with returns of 25.66% and 23.73%, respectively.

The Manager believes the Fund has successfully fulfilled its investment objective, to closely match the return of the S&P 500 Index.

The Fund's ten largest equity holdings represented 16.9% of the portfolio. Four of the top ten equity holdings were in the consumer basics sector, with the second largest concentration within the top ten holdings being comprised of energy stocks.


          TOP TEN EQUITY HOLDINGS
          (AS A PERCENT OF TOTAL INVESTMENTS)          AUGUST 31, 1996

          General Electric Co.                                2.6%

          Coca-Cola Co. (The)                                  2.4

          Exxon Corp.                                          1.9

          AT&T Corp.                                           1.6

          Merck & Co., Inc.                                    1.5

          Royal Dutch Petroleum Co. - ADR                      1.5

          Philip Morris Cos., Inc.                             1.4

          Microsoft Corp.                                      1.4

          Johnson & Johnson                                    1.3

          Intel Corp.                                          1.3


                   -----------------------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   *The Fund commenced operations on December 30, 1992. Index comparison began
    December 31, 1992.

  **The Standard & Poor's 500-Registered Trademark- Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

   +Annualized.


"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The Seven Seas Series Fund. The Product is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Product.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series S&P 500 Index Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period December 30, 1992 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the three fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period December 30, 1992 (commencement of operations) to August 31, 1993 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

COMMON STOCKS - 95.4%
BASIC INDUSTRIES - 6.9%
Air Products & Chemicals, Inc.                            15,100      $     827
Alcan Aluminum, Ltd.                                      30,600            960
Alco Standard Corp.                                       17,500            763
Allegheny Teldyne, Inc.                                   25,178            510
Aluminum Co. of America                                   24,200          1,503
ARMCO, Inc. (a)                                           15,200             67
ASARCO, Inc.                                               5,800            150
Barrick Gold Corp.                                        51,900          1,401
Battle Mountain Gold Co.                                  33,100            281
Bemis Co., Inc.                                            6,900            206
Bethlehem Steel Corp.  (a)                                14,800            152
Boise Cascade Corp.                                        7,000            236
Champion International Corp.                              13,200            568
Cincinnati Milacron, Inc.                                  4,500             89
Crown Cork & Seal Co., Inc.                               17,500            818
Cyprus Amax Minerals Co.                                  16,600            353
Dow Chemical Co.                                          33,200          2,648
du Pont (E.I.) de Nemours & Co.                           75,500          6,200
Eastman Chemical Co.                                      11,125            622
Echo Bay Mines, Ltd.                                      25,000            248
Engelhard Corp.                                           22,025            449
FMC Corp. (a)                                              4,900            314
Freeport McMoRan Copper & Gold, Inc. Class B              31,400            922
Goodrich (B.F.) Co.                                        7,000            263
Grace (W.R.) & Co.                                        13,400            879
Great Lakes Chemical Corp.                                 8,700            500
Hercules, Inc.                                            15,400            766
Homestake Mining Co.                                      26,300            434
Illinois Tool Works, Inc.                                 16,000          1,106
Inco, Ltd.                                                26,500            855
Inland Steel Industries, Inc.                              7,500            129
International Paper Co.                                   39,973          1,599
James River Corp. of Virginia                             11,300            294
Kimberly-Clark Corp.                                      38,218          2,995
Mallinckrodt Group, Inc.                                   9,800            397
Mead Corp.                                                 7,600            435
Minnesota Mining & Manufacturing Co.                      56,600          3,891
Monsanto Co.                                              79,600          2,557
Morton International, Inc.                                20,000            743
Nalco Chemical Co.                                         9,000            289
Newmont Mining Corp.                                      13,312            704
Nucor Corp.                                               11,700            547
Phelps Dodge Corp.                                         9,400            569
Placer Dome, Inc.                                         35,200            845
Potlatch Corp.                                             4,000            151
PPG Industries, Inc.                                      26,400          1,304
Praxair, Inc.                                             20,700            851
Reynolds Metals Co.                                        8,600            460
Rohm & Haas Co.                                            9,100            569
Santa Fe Pacific Gold Corp.                               25,460            331
Sigma Aldrich Corp.                                        6,700            353
Stone Container Corp.                                     13,800            191
Temple-Inland, Inc.                                        8,000            395
Union Camp Corp.                                           9,600            466
Union Carbide Corp.                                       18,400            796
USX-U.S. Steel Group                                      11,200            308
Westvaco Corp.                                            13,500            386
Willamette Industries, Inc.                                7,400            457
Worthington Industries, Inc.                              11,900            241
                                                                      ---------
                                                                         48,343
                                                                      ---------

CAPITAL GOODS - 5.5%
Ball Corp.                                                 4,000             94
Boston Scientific Corp. (a)                               23,500          1,078
Briggs & Stratton Corp.                                    4,000            174
Browning-Ferris Industries, Inc.                          28,900            737
Case Corp.                                                10,100            460
Caterpillar, Inc.                                         26,800          1,846
Cooper Industries, Inc.                                   14,800            599
Crane Co.                                                  4,600            184
Cummins Engine Co., Inc.                                   5,800            218
Deere & Co.                                               36,000          1,431
Dover Corp.                                               15,300            671
DSC Communications Corp. (a)                              15,800            468
Emerson Electric Co.                                      30,400          2,546


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Fluor Corp.                                               11,400      $     730
Foster Wheeler Corp.                                       5,900            254
General Electric Co.                                     225,100         18,711
General Signal Corp.                                       6,300            253
Giddings & Lewis, Inc.                                     4,500             59
Grainger (W.W.), Inc.                                      7,000            473
Harnischfeger Industries, Inc.                             6,600            249
Ingersoll-Rand Co.                                        15,100            646
ITT Industries, Inc. (a)                                  15,800            361
Johnson Controls, Inc.                                     5,800            409
Millipore Corp.                                            6,200            237
NACCO Industries, Inc. Class A                             1,300             63
National Service Industries, Inc.                          7,200            274
Pall Corp.                                                15,200            357
Parker-Hannifin Corp.                                     10,700            417
Raychem Corp.                                              5,900            405
Timken Co.                                                 4,400            167
TRINOVA Corp.                                              4,100            129
Tyco International, Ltd.                                  20,400            862
Varity Corp. (a)                                           5,700            286
Westinghouse Electric Corp.                               56,300            922
WMX Technologies, Inc.                                    66,900          2,116
                                                                      ---------
                                                                         38,886
                                                                      ---------

CONSUMER BASICS - 20.7%
Abbott Laboratories                                      106,400          4,801
Albertson's, Inc.                                         34,500          1,462
Allergan, Inc.                                             8,600            334
ALZA Corp. (a)                                            11,100            304
American Brands, Inc.                                     24,600            999
American Home Products Corp.                              85,200          5,048
American Stores Co.                                       19,600            806
Amgen, Inc. (a)                                           36,100          2,103
Archer-Daniels-Midland Co.                                75,154          1,334
Bard (C.R.), Inc.                                          8,400            260
Bausch & Lomb, Inc.                                        7,800            258
Baxter International, Inc.                                37,400          1,669
Becton, Dickinson & Co.                                   17,000            695
Beverly Enterprises, Inc. (a)                             13,200            135
Biomet, Inc. (a)                                          15,500            240
Black & Decker Corp.                                      11,700            462
Bristol-Myers Squibb Co.                                  67,700          5,941
Campbell Soup Co.                                         34,000          2,214
Clorox Co.                                                 7,100            665
Coca-Cola Co. (The)                                      339,000         16,950
Colgate-Palmolive Co.                                     19,800          1,609
Columbia/HCA Healthcare Corp.                             60,955          3,436
Community Psychiatric Centers (a)                          8,200             66
ConAgra, Inc.                                             33,800          1,424
Corning, Inc.                                             31,100          1,159
CPC International, Inc.                                   19,800          1,364
Fleming Cos., Inc.                                         6,100             98
General Mills, Inc.                                       21,600          1,188
Giant Food, Inc. Class A                                   8,200            276
Gillette Co.                                              60,300          3,844
Great Atlantic & Pacific Tea Co., Inc.                     4,900            131
Heinz (H.J.) Co.                                          50,550          1,592
Hershey Foods Corp.                                       10,500            915
Humana, Inc. (a)                                          22,500            422
Johnson & Johnson                                        180,900          8,909
Kellogg Co.                                               29,400          1,985
Kroger Co. (a)                                            17,300            733
Lilly (Eli) & Co.                                         74,500          4,265
Manor Care, Inc.                                           8,500            292
Medtronic, Inc.                                           31,800          1,654
Merck & Co., Inc.                                        166,400         10,920
PepsiCo, Inc.                                            212,800          6,118
Pfizer, Inc.                                              85,800          6,092
Pharmacia & Upjohn, Inc.                                  69,025          2,899
Philip Morris Cos., Inc.                                 112,400         10,088
Pioneer Hi-Bred International, Inc.                       11,400            628
Procter & Gamble Co.                                      93,100          8,274
Quaker Oats Co.                                           18,200            598
Ralston-Purina Group                                      14,200            888
Rubbermaid, Inc.                                          21,100            559
Sara Lee Corp.                                            66,300          2,088


10 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Schering-Plough Corp.                                     50,300      $   2,811
Snap-On Tools Corp.                                        6,000            274
St. Jude Medical, Inc.                                     9,850            353
Stanley Works                                             12,200            336
SYSCO Corp.                                               24,500            787
Tenet Healthcare Corp. (a)                                27,400            575
Tupperware Corp. (a)                                       8,100            354
U.S. Surgical Corp.                                        8,600            314
Unilever NV                                               21,800          3,128
United Healthcare Corp.                                   24,900            962
UST Corp.                                                 26,300            789
Warner-Lambert Co.                                        36,500          2,172
Whitman Corp.                                             14,200            318
Winn-Dixie Stores, Inc.                                   20,600            708
Wrigley (Wm.), Jr. Co.                                    15,800            855
                                                                      ---------
                                                                        145,930
                                                                      ---------

CONSUMER DURABLES - 2.5%
Chrysler Corp.                                           101,400          2,953
Cooper Tire & Rubber Co.                                  11,300            220
Dana Corp.                                                14,200            426
Eaton Corp.                                               10,700            593
Echlin, Inc.                                               8,600            262
Fleetwood Enterprises, Inc.                                6,200            172
Ford Motor Co.                                           158,400          5,306
General Motors Corp.                                     101,900          5,070
Genuine Parts Co.                                         16,900            725
Goodyear Tire & Rubber Co.                                20,700            944
Maytag Corp.                                              15,400            310
PACCAR, Inc.                                               5,495            249
Whirlpool Corp.                                           10,100            495
                                                                      ---------
                                                                         17,725
                                                                      ---------

CONSUMER NON-DURABLES - 6.5%
Alberto Culver Co. Class B                                 4,100            170
Anheuser-Busch Cos., Inc.                                 33,700          2,553
Avon Products, Inc.                                       18,300            876
Brown-Forman Distillers, Inc. Class B                      9,400            341
Brunswick Corp.                                           14,200            300
Charming Shoppes, Inc. (a)                                13,200             87
Circuit City Stores, Inc.                                 14,000            441
Coors (Adolph) Co. Class B                                 3,900             77
Dayton Hudson Corp.                                       29,100          1,004
Dillard Department Stores, Inc. Class A                   15,500            527
Eastman Kodak Co.                                         46,700          3,386
Federated Department Stores, Inc. (a)                     27,500            952
Fruit of the Loom, Inc. Class A (a)                       10,300            286
Gap, Inc.                                                 39,100          1,368
Hasbro, Inc.                                              11,800            434
Home Depot, Inc. (The)                                    64,766          3,441
International Flavors & Fragrances, Inc.                  15,100            649
Jostens, Inc.                                              5,214             97
K mart Corp.                                              65,600            656
Limited, Inc. (The)                                       36,027            666
Liz Claiborne, Inc.                                       10,200            354
Longs Drug Stores, Inc.                                    2,900            116
Lowe's Cos., Inc.                                         21,800            788
Mattel, Inc.                                              37,707            995
May Department Stores Co.                                 33,700          1,533
Melville Corp.                                            14,300            604
Mercantile Stores, Inc.                                    5,000            264
Newell Co.                                                21,700            675
NIKE, Inc. Class B                                        19,400          2,095
Nordstrom, Inc.                                           11,000            428
Penney (J.C.) Co., Inc.                                   30,500          1,613
Pep Boys - Manny, Moe & Jack                               8,000            268
Polaroid Corp.                                             5,600            237
PriceCostco, Inc. (a)                                     26,100            519
Reebok International, Ltd.                                10,500            378
Rite Aid Corp.                                            11,500            367
Russell Corp.                                              5,200            166
Seagram Co., Ltd.                                         50,500          1,673
Sears Roebuck & Co.                                       53,300          2,345


                                                                Annual Report 11

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Springs Industries, Inc.                                   2,500      $     113
Stride Rite Corp.                                          6,200             53
SuperValu, Inc.                                            9,500            267
TJX Cos., Inc.                                             9,700            310
Toys "R" Us, Inc. (a)                                     36,900          1,089
V.F. Corp.                                                 8,600            505
Wal-Mart Stores, Inc.                                    311,500          8,255
Walgreen Co.                                              33,400          1,102
Woolworth Corp. (a)                                       17,600            374
                                                                      ---------
                                                                         45,797
                                                                      ---------

CONSUMER SERVICES - 2.4%
AMR Corp. (a)                                             12,100            992
Bally Entertainment Group                                  6,100            166
Darden Restaurants, Inc.                                  20,800            166
Delta Air Lines, Inc.                                     10,800            765
Disney (Walt) Co.                                         91,362          5,208
Harrah's Entertainment, Inc. (a)                          13,700            260
HFS, Inc.                                                 17,200          1,030
Hilton Hotels Corp.                                        6,400            684
ITT Corp.                                                 15,800            841
King World Productions, Inc. (a)                           4,900            173
Luby's Cafeterias, Inc.                                    2,900             69
Marriot International, Inc.                               17,100            938
McDonald's Corp.                                          94,800          4,396
Outboard Marine Corp.                                      3,800             64
Ryan's Family Steak Houses, Inc. (a)                       5,900             49
Shoney's, Inc. (a)                                         5,400             49
Southwest Airlines Co.                                    19,300            442
USAir Group, Inc. (a)                                      8,500            152
Wendy's International, Inc.                               16,500            334
                                                                      ---------
                                                                         16,778
                                                                      ---------

ENERGY - 8.8%
Amerada Hess Corp.                                        12,500            636
Amoco Corp.                                               66,900          4,616
Ashland, Inc.                                              8,300            308
Atlantic Richfield Co.                                    21,375          2,496
Baker Hughes, Inc.                                        19,600            593
Burlington Resources, Inc.                                17,400            742
Chevron Corp.                                             88,000          5,181
Dresser Industries, Inc.                                  25,000            725
Exxon Corp.                                              168,300         13,695
Halliburton Co.                                           15,500            816
Helmerich & Payne, Inc.                                    3,000            118
Kerr-McGee Corp.                                           7,000            402
Louisiana Land & Exploration Co.                           4,500            256
McDermott International, Inc.                              8,500            176
Mobil Corp.                                               53,200          5,998
NorAm Energy Corp.                                        16,400            240
Occidental Petroleum Corp.                                43,200          1,004
Oryx Energy Co.  (a)                                      15,800            276
PanEnergy Corp.                                           20,600            682
Pennzoil Co.                                               6,400            342
Phillips Petroleum Co.                                    35,700          1,446
Rowan Cos., Inc. (a)                                      10,700            165
Royal Dutch Petroleum Co. - ADR                           72,600         10,845
Santa Fe Energy Resources, Inc. (a)                       11,800            139
Schlumberger, Ltd.                                        33,200          2,801
Sun Co., Inc.                                             10,255            242
Tenneco, Inc.                                             23,400          1,164
Texaco, Inc.                                              35,800          3,177
Unocal Corp.                                              33,200          1,137
USX-Marathon Group                                        39,700            829
Western Atlas, Inc. (a)                                    7,600            462
                                                                      ---------
                                                                         61,709
                                                                      ---------

FINANCE - 13.6%
Aetna, Inc.                                               20,002          1,323
Ahmanson (H.F.) & Co.                                     16,700            422
Alexander & Alexander Services, Inc.                       6,200             98
Allstate Corp.                                            59,194          2,642
American Express Co.                                      65,500          2,866
American General Corp.                                    28,000          1,022
American International Group, Inc.                        63,750          6,056


12 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

AON Corp.                                                 14,500      $     732
Banc One Corp.                                            62,172          2,386
Bank of Boston Corp.                                      21,600          1,139
Bank of New York Co., Inc.                                54,100          1,508
BankAmerica Corp.                                         49,600          3,844
Bankers Trust New York Corp.                              10,600            824
Barnett Banks, Inc.                                       12,800            840
Beneficial Corp.                                           7,600            428
Boatmen's BancShares, Inc.                                21,100          1,124
Chase Manhattan Corp.                                     59,064          4,393
Chubb Corp. (The)                                         23,300          1,034
CIGNA Corp.                                               10,400          1,208
Citicorp                                                  65,500          5,453
Comerica, Inc.                                            15,700            765
CoreStates Financial Corp.                                30,335          1,255
Dean Witter, Discover & Co.                               23,393          1,170
Federal Home Loan Mortgage Corp.                          24,400          2,156
Federal National Mortgage Association                    147,100          4,560
Fifth Third Bancorp                                       14,100            747
First Bank System, Inc.                                   19,762          1,270
First Chicago NBD Corp.                                   42,048          1,792
First Union Corp.                                         39,175          2,502
Fleet Financial Group, Inc.                               35,875          1,498
General Re Corp.                                          11,100          1,608
Golden West Financial Corp.                                8,100            450
Great Western Financial Corp.                             18,700            463
Green Tree Financial Corp.                                19,200            667
Household International Corp.                             13,300          1,054
ITT Hartford Group, Inc.                                  15,800            833
Jefferson-Pilot Corp.                                      9,650            496
KeyCorp                                                   31,699          1,272
Lincoln National Corp.                                    14,100            624
Loews Corp.                                               15,900          1,189
Marsh & McLennan Cos., Inc.                                9,900            921
MBNA Corp.                                                30,525            927
Mellon Bank Corp.                                         18,500          1,024
Merrill Lynch & Co., Inc.                                 23,700          1,452
MGIC Investment Corp.                                      8,600            545
Morgan (J.P.) & Co., Inc.                                 25,500          2,234
Morgan Stanley Group, Inc.                                20,900            998
National City Corp.                                       29,900          1,125
NationsBank Corp.                                         40,600          3,456
Norwest Corp.                                             50,000          1,881
PNC Bank Corp.                                            47,200          1,475
Providian Corp.                                           12,900            534
Republic New York Corp.                                    8,000            529
SAFECO Corp.                                              17,100            566
Salomon, Inc.                                             14,100            635
St. Paul Cos., Inc.                                       11,600            600
SunTrust Banks, Inc.                                      31,300          1,201
Torchmark Corp.                                            9,700            412
Transamerica Financial Corp.                               9,200            627
Travelers, Inc.                                           64,388          2,793
U.S. Bancorp of Oregon                                    20,800            796
UNUM Corp.                                                10,000            635
USF&G Corp.                                               14,900            240
USLIFE Corp.                                               5,300            155
Wachovia Corp.                                            23,200          1,061
Wells Fargo & Co.                                         13,266          3,300
                                                                      ---------
                                                                         95,835
                                                                      ---------

GENERAL BUSINESS - 3.6%
American Greetings Corp. Class A                          11,000            283
Automatic Data Processing, Inc.                           39,800          1,657
Avery Dennison Corp.                                       7,300            373
Block (H&R) Co., Inc.                                     14,200            355
Comcast Corp. Special Class A                             32,800            529
Computer Sciences Corp.  (a)                              10,200            714
CUC International, Inc.  (a)                              33,000          1,134
Deluxe Corp.                                              11,100            425
Donnelley (R.R.) & Sons Co.                               21,100            688
Dow Jones & Co., Inc.                                     13,300            520
Dun & Bradstreet Corp.                                    23,000          1,325
Ecolab, Inc.                                               9,500            289
First Data Corp.                                          30,200          2,356
Gannett Co., Inc.                                         19,100          1,280
Harcourt General, Inc.                                    10,000            479
Harland (John H.) Co.                                      3,900             98


                                                                Annual Report 13

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Interpublic Group Cos., Inc.                              10,700      $     484
Knight-Ridder, Inc.                                       13,100            442
McGraw-Hill, Inc.                                         13,500            554
Meredith Corp.                                             3,700            159
Moore Corp., Ltd.                                         13,200            231
New York Times Co. Class A                                13,300            416
Safety-Kleen Corp.                                         8,200            141
SBC Communications, Inc.                                  82,600          3,851
Service Corp. International                               16,000            902
Tele-Communications, Inc. Class A (a)                     88,400          1,304
Time Warner, Inc.                                         53,200          1,776
Times Mirror Co. Series A                                 15,200            659
Tribune Co.                                                8,700            625
Viacom, Inc. Class B (a)                                  50,611          1,594
                                                                      ---------
                                                                         25,643
                                                                      ---------

SHELTER - 0.6%
Armstrong World Industries, Inc.                           5,300            328
Centex Corp.                                               4,100            132
Georgia Pacific Corp.                                     12,400            922
Kaufman & Broad Home Corp.                                 4,100             50
Louisiana Pacific Corp.                                   14,800            322
Masco Corp.                                               21,200            617
Owens-Corning Fiberglas Corp. (a)                          7,000            255
Pulte Corp.                                                3,800             95
Sherwin-Williams Co.                                      11,600            507
Weyerhaeuser Co.                                          27,500          1,227
                                                                      ---------
                                                                          4,455
                                                                      ---------

TECHNOLOGY - 12.9%
3Com Corp. (a)                                            22,200          1,035
Advanced Micro Devices, Inc. (a)                          17,900            228
AlliedSignal, Inc.                                        38,400          2,371
Amdahl Corp. (a)                                          15,700            156
AMP, Inc.                                                 29,532          1,130
Andrew Corp.                                               7,712            343
Apple Computer, Inc.                                      16,600            403
Applied Materials, Inc.                                   24,200            584
Autodesk, Inc.                                             6,000            138
Bay Networks, Inc.                                        25,700            707
Boeing Co.                                                46,900          4,244
Cabletron Systems, Inc. (a)                                9,500            580
Ceridian Corp. (a)                                         9,100            388
Cisco Systems, Inc.                                       87,600          4,610
COMPAQ Computer Corp. (a)                                 36,000          2,039
Computer Associates International, Inc.                   49,675          2,608
Data General Corp. (a)                                     7,000             79
Digital Equipment Corp. (a)                               20,600            796
EG&G, Inc.                                                 6,900            129
EMC Corp. (a)                                             30,400            585
General Dynamics Corp.                                     8,600            552
General Instrument Corp. (a)                              16,300            446
Harris Corp.                                               5,400            332
Hewlett-Packard Co.                                      137,300          6,007
Honeywell, Inc.                                           17,500          1,017
Intel Corp.                                              111,500          8,892
Intergraph Corp. (a)                                       7,800             69
International Business Machines Corp.                     73,800          8,441
Lockheed Martin Corp.                                     27,091          2,279
LSI Logic Corp. (a)                                       17,600            385
McDonnell Douglas Corp.                                   30,300          1,519
Micron Technology, Inc.                                   28,200            642
Microsoft Corp. (a)                                       80,400          9,849
Motorola, Inc.                                            79,700          4,254
National Semiconductor Corp. (a)                          18,300            336
Northern Telecom, Ltd.                                    34,400          1,716
Northrop Grumman Corp.                                     7,700            552
Novell, Inc. (a)                                          49,800            517


14 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Oracle Systems Corp.                                      88,625      $   3,113
Perkin-Elmer Corp.                                         5,900            306
Pitney Bowes, Inc.                                        20,400            984
Raytheon Co.                                              32,800          1,689
Rockwell International Corp.                              29,400          1,529
Scientific-Atlanta, Inc.                                  10,300            139
Seagate Technology (a)                                    14,900            715
Shared Medical Systems                                     3,200            174
Silicon Graphics, Inc. (a)                                21,500            500
Sun Microsystems, Inc.                                    24,800          1,345
Tandem Computers, Inc. (a)                                16,600            174
Tandy Corp.                                                8,600            379
Tektronix, Inc.                                            4,900            190
Tellabs, Inc. (a)                                         11,900            753
Texas Instruments, Inc.                                   25,600          1,197
Textron, Inc.                                             11,600            990
Thomas & Betts Corp.                                       5,900            217
TRW, Inc.                                                  8,900            823
Unisys Corp. (a)                                          22,700            133
United Technologies Corp.                                 16,500          1,860
Xerox Corp.                                               44,000          2,415
                                                                      ---------
                                                                         90,583
                                                                      ---------

TRANSPORTATION - 1.3%
Burlington Northern, Inc.                                 21,469          1,718
Caliber Systems, Inc.                                      5,700             99
Conrail, Inc.                                             10,600            722
Consolidated Freightways, Inc.                             7,000            161
CSX Corp.                                                 28,500          1,443
Federal Express Corp.                                      7,800            584
Laidlaw, Inc. Class B                                     40,000            385
Navistar International Corp. (a)                          10,550            103
Norfolk Southern Corp.                                    17,700          1,476
Ryder System, Inc.                                        11,500            326
Union Pacific Corp.                                       27,800          2,026
Yellow Corp. (a)                                           2,800             37
                                                                      ---------
                                                                          9,080
                                                                      ---------

UTILITIES - 10.1%
Airtouch Communications, Inc. (a)                         68,000          1,870
Alltel Corp.                                              25,800            729
American Electric Power Co., Inc.                         25,300          1,050
Ameritech Corp.                                           75,300          3,887
AT&T Corp.                                               217,700         11,429
Baltimore Gas & Electric Co.                              20,100            523
Bell Atlantic Corp.                                       59,400          3,341
BellSouth Corp.                                          133,900          4,854
Carolina Power & Light Co.                                20,800            725
Central & Southwest Corp.                                 27,900            736
CINergy Corp.                                             21,426            643
Coastal Corp.                                             14,400            571
Columbia Gas System, Inc.                                  6,900            388
Consolidated Edison Co.                                   31,600            825
Consolidated Natural Gas Co.                              12,900            701
Dominion Resources, Inc.                                  23,700            886
DTE Energy Co.                                            19,900            567
Duke Power Co.                                            27,600          1,290
Eastern Enterprises, Inc.                                  2,600             95
Edison International                                      60,600          1,053
Enron Corp.                                               34,200          1,372
ENSERCH Corp.                                              8,700            175
Entergy Corp.                                             30,900            784
FPL Group, Inc.                                           24,900          1,102
GPU, Inc.                                                 16,100            507
GTE Corp.                                                131,400          5,174
Houston Industries, Inc.                                  35,200            766
MCI Communications Corp.                                  92,800          2,332
Niagara Mohawk Power Corp.                                19,200            158
NICOR, Inc.                                                7,000            220
Northern States Power Co.                                  9,300            424
NYNEX Corp.                                               59,600          2,570
Ohio Edison Co.                                           20,700            435
ONEOK, Inc.                                                3,200             88
Pacific Enterprises                                       11,200            335
Pacific Gas & Electric Co.                                57,300          1,296
Pacific Telesis Group                                     58,000          1,878
PacifiCorp.                                               38,800            781
Peco Energy Co.                                           30,200            710


                                                                Annual Report 15

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Peoples Energy Corp.                                       5,400      $     184
PP&L Resources, Inc.                                      22,100            497
Public Service Enterprise Group, Inc.                     33,200            900
Sonat, Inc.                                               11,800            521
Southern Co.                                              91,400          2,068
Sprint Corp.                                              59,800          2,429
Texas Utilities Co.                                       30,600          1,255
U.S. West Communications Group                            63,700          1,879
U.S. West Media Group                                     64,100          1,162
Unicom Corp.                                              29,100            669
Union Electric Co.                                        13,800            516
Williams Cos. (The)                                       13,827            690
WorldCom, Inc.                                            52,100          1,087
                                                                      ---------
                                                                         71,127
                                                                      ---------

TOTAL COMMON STOCKS
(cost $563,969)                                                         671,891
                                                                      ---------


                                                        PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                       ---------      ---------

SHORT-TERM INVESTMENTS - 5.1%
Dreyfus Cash Management Plus, Inc.
Money Market Fund (b)(d)                                $ 30,636      $  30,636
United States Treasury Bills (b)(c)(d)
4.950% due 09/19/96                                         200             199
5.115% due 09/19/96                                         2800           2793
Valiant Money Market Fund
Class A (b)                                                2,430          2,430
                                                                      ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $36,058)                                                           36,058
                                                                      ---------
TOTAL INVESTMENTS
(identified cost $600,027)(e) - 100.5%                                  707,949

OTHER ASSETS AND LIABILITIES,
NET - (0.5%)                                                             (3,266)
                                                                      ---------

NET ASSETS - 100.0%
                                                                      $ 704,683
                                                                      ---------
                                                                      ---------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity. (Unaudited)
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:

ADR - American Depositary Receipt.


The accompanying notes are an integral part of the financial statements.


16 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


FUTURES CONTRACTS                                                August 31, 1996


                                                                  UNREALIZED
                                                NUMBER           APPRECIATION
                                                  OF            (DEPRECIATION)
                                               CONTRACTS             (000)
                                               ---------         -------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
  Expiration date 12/96                              92          $        (300)
                                                                 -------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (*)                                        $        (300)
                                                                 -------------
                                                                 -------------


(*) At August 31, 1996, United States Treasury Bills valued at $2,992 were held as collateral by the custodian in connection with open futures contracts held by the Fund.


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                                                                    STATEMENT OF ASSETS AND LIABILITIES
                                                                                                        August 31, 1996


ASSETS
Investments at market (identified cost $600,026,700)(Note 2) . . . . . . . . . . . . . . . . . . .      $  707,948,610
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,782,026
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,752,140
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,392
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,259
                                                                                                        --------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         713,497,427

LIABILITIES
Payables (Note 4):
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    8,369,525
Accrued fees to affiliates and trustees. . . . . . . . . . . . . . . . . . . .              76,019
Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              44,847
Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             324,413
                                                                                    --------------


      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,814,804
                                                                                                        --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  704,682,623
                                                                                                        --------------
                                                                                                        --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    3,910,414
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,152,630
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         107,921,910
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (299,842)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,911
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         559,948,600
                                                                                                        --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  704,682,623
                                                                                                        --------------
                                                                                                        --------------

Net asset value, offering and redemption price per share
  ($704,682,623 divided by 48,910,781 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . .          $14.41
                                                                                                        --------------
                                                                                                        --------------



The accompanying notes are an integral part of the financial statements.


18 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                                                                           STATEMENT OF OPERATIONS
                                                                         For the Fiscal Year Ended August 31, 1996


INVESTMENT INCOME
Income:
  Dividends (net of foreign taxes withheld of $81,737) . . . . . . . . . . . . . . . . . . . .      $   15,099,094
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             123,698
                                                                                                    --------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,222,792

Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      609,089
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .           171,521
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           200,166
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           134,689
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            25,776
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           150,193
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . .           199,851
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .           143,517
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,145
  Amortization of deferred organization expenses . . . . . . . . . . . . . .             6,987
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,940
                                                                                --------------

  Expenses before waivers. . . . . . . . . . . . . . . . . . . . . . . . . .         1,709,874
  Expenses waived by Adviser . . . . . . . . . . . . . . . . . . . . . . . .          (609,089)
                                                                                --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,100,785
                                                                                                    --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,122,007
                                                                                                    --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35,080,156
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,071,267
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,366,781
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,465,867)
                                                                                                    --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          81,052,337
                                                                                                    --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . .      $   95,174,344
                                                                                                    --------------
                                                                                                    --------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND


                                                                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                                                               For the Fiscal Years Ended August 31,


                                                                                                    1996                1995
                                                                                               ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    14,122,007     $    10,818,404
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35,080,156           6,220,503
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,071,267           4,235,443
  Net change in unrealized appreciation or depreciation of:. . . . . . . . . . . . . . . .
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,366,781          50,483,111
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,465,867)            580,200
                                                                                               ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . .          95,174,344          72,337,661

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,346,365)         (9,950,577)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (15,876,026)         (1,022,577)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . . . .          93,531,144         122,123,121
                                                                                                    ----------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         159,483,097         183,487,628
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         545,199,526         361,711,898
                                                                                               ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income of
  $3,910,414 and $3,131,469, respectively) . . . . . . . . . . . . . . . . . . . . . . . .     $   704,682,623     $   545,199,526
                                                                                               ---------------     ---------------
                                                                                               ---------------     ---------------


FUND SHARE TRANSACTIONS                                               1996                                    1995
                                                       -----------------------------------     -----------------------------------
                                                           SHARES              AMOUNT               SHARES              AMOUNT
                                                       ---------------     ---------------     ---------------     ---------------

Fund shares sold . . . . . . . . . . . . . . . . .          28,848,452     $   405,663,643          29,817,446     $   349,805,925

Fund shares issued to shareholders
 in reinvestments of distributions . . . . . . . .           2,045,239          27,581,669             978,683          10,716,644
Fund shares redeemed . . . . . . . . . . . . . . .         (24,529,017)       (339,714,168)        (21,450,886)       (238,399,448)
                                                       ---------------     ---------------     ---------------     ---------------

Net increase (decrease). . . . . . . . . . . . . .           6,364,674     $    93,531,144           9,345,243     $   122,123,121
                                                       ---------------     ---------------     ---------------     ---------------
                                                       ---------------     ---------------     ---------------     ---------------


The accompanying notes are an integral part of the financial statements.


20 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                                                                                              FINANCIAL HIGHLIGHTS

                                    The following table includes selected data for a share outstanding throughout each fiscal year ended August 31 and other performance information derived from the financial statements.

                                                                              1996           1995           1994           1993*
                                                                           ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . .     $    12.81     $    10.89     $    10.72     $    10.00
                                                                           ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .            .32            .29            .26            .15
  Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . . . . . . . . . . . . . . . . .           1.98           1.95            .29            .65
                                                                           ----------     ----------     ----------     ----------

  Total Income From Investment Operations. . . . . . . . . . . . . . .           2.30           2.24            .55            .80
                                                                           ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           (.31)          (.29)          (.26)          (.08)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .           (.39)          (.03)          (.07)            --
  In excess of net realized gain on investments. . . . . . . . . . . .             --             --           (.05)            --
                                                                           ----------     ----------     ----------     ----------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . .           (.70)          (.32)          (.38)          (.08)
                                                                           ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . .     $    14.41     $    12.81     $    10.89     $    10.72
                                                                           ----------     ----------     ----------     ----------
                                                                           ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . .          18.46          21.11           5.29           8.06

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
   net assets (b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .            .18            .19            .15            .15
  Operating expenses, gross, to average
   net assets (b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .            .28            .29            .25            .35
  Net investment income to average
   net assets (b). . . . . . . . . . . . . . . . . . . . . . . . . . .           2.32           2.76           2.69           3.02
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . . . . . . .          28.72          38.56           7.97          48.10
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . .        704,683        545,200        361,712        238,666
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . .          .0135          .0107          .0030          .0027
  Per share amount of fees reimbursed ($ omitted). . . . . . . . . . .             --             --          .0067          .0071
  Average commission rate paid per share
   of security ($ omitted) . . . . . . . . . . . . . . . . . . . . . .          .0115            N/A            N/A            N/A


 * For the period December 30, 1992 (commencement of operations) to August 31, 1993.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period August 31, 1993 are annualized.
(c)  See Note 4 for current period amounts.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


22 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                                     NET
                                                                 UNREALIZED
          FEDERAL TAX       UNREALIZED         UNREALIZED       APPRECIATION
             COST          APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
         -------------     -------------     --------------    --------------
         $ 601,320,368     $ 118,983,218     $ (12,354,936)     $ 106,628,282

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued


                                                                Annual Report 23

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

     The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $228,788,116 and $164,670,081, respectively.

     FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the year ended August 31, 1996, were as follows:

                                                FUTURES CONTRACTS
                                           ----------------------------
                                                            AGGREGATE
                                           NUMBER OF      FACE VALUE OF
                                           CONTRACTS      CONTRACTS (1)
                                           ---------      -------------

     Outstanding at August 31, 1995               96      $  26,071,575

     Contracts opened                            714        230,651,350
     Contracts closed                           (718)      (226,191,883)
                                           ---------      -------------
     Outstanding at August 31, 1996               92      $  30,531,042
                                           ---------      -------------
                                           ---------      -------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


24 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the year ended August 31, 1996, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. During the year ended August 31, 1996, the Fund paid $124,877 to the Distributor in addition to other amounts paid to non-related party distributors.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for


                                                                Annual Report 25

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $185,509 from the Adviser. The Fund did not incur any expenses from SSBSI or Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $11,820 for the year ended August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:


          Administration fees                      $  11,465
          Custodian fees                              14,074
          Distribution fees                            9,306
          Shareholder servicing fees                  13,207
          Transfer agent fees                         19,140
          Trustees' fees                               8,827
                                                   ---------
                                                   $  76,019
                                                   ---------
                                                   ---------

5.   DIVIDENDS

     On September 3, 1996, the Board of Trustees declared a dividend of $.0793 from net investment income, payable on September 11, 1996, to shareholders of record September 4, 1996.


26 Annual Report

THE SEVEN SEAS SERIES
S&P 500 INDEX FUND

                                                                 TAX INFORMATION
                                                                 August 31, 1996


The Fund paid distributions of $.3286 per share from net long-term capital gains during its taxable year ended August 31, 1996. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $13,276,060 as capital gain dividends for its taxable year ended August 31, 1996.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                                Annual Report 27

THE SEVEN SEAS SERIES S&P 500 INDEX FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
  Lynn L. Anderson, Chairman
  William L. Marshall
  Steven J. Mastrovich
  Patrick J. Riley
  Richard D. Shirk
  Bruce D. Taber
  Henry W. Todd

OFFICERS
  Lynn L. Anderson, President
  George W. Weber, Senior Vice President
   and Treasurer
  J. David Griswold, Vice President
   and Secretary

INVESTMENT ADVISER
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, Massachusetts  02171
  (800) 64-7SEAS (77327)

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  Two International Place, 35th Floor
  Boston, Massachusetts  02110
  (617) 654-6089

ADMINISTRATOR
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, Washington  98402

LEGAL COUNSEL
  Goodwin, Procter & Hoar
  Exchange Place
  Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  One Post Office Square
  Boston, Massachusetts  02109


28 Annual Report

                THE SEVEN SEAS SERIES FUND-Registered Trademark-


                                 SMALL CAP FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   22


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES SMALL CAP FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Small Cap Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES SMALL CAP FUND

MANAGEMENT OF THE FUNDS



                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Jeffrey Adams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Small Cap Fund since December 1994. Mr. Adams has been with State Street since 1990, as a portfolio manager for the past four years, and as an account administrator for two years prior to that. There are four other portfolio managers working with Mr. Adams in managing the Fund.


                                                                 Annual Report 5

SEVEN SEAS SERIES SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return.

INVESTS IN: Equity securities; 65% of which is in securities of smaller capitalized issuers.

STRATEGY:    Fund Managers make the majority of purchase selections in the $100 million to $1.5 billion range, based on the small cap growth criteria.


                                     [Graph]

  DATES      SMALL CAP FUND        S&P-Registered Trademark-400 MIDCAP INDEX     RUSSELL 2000-Registered Trademark-INDEX
Inception*
                    $10,000                     $10,000                                     $10,000
      1992          $10,090                     $10,245                                     $10,055
      1993          $12,478                     $12,751                                     $13,321
      1994          $12,964                     $13,341                                     $14,111
      1995          $16,859                     $16,077                                     $17,045
      1996          $20,760                     $17,988                                     $18,890

THE SEVEN SEAS SERIES SMALL CAP FUND

  Period Ended       Growth of               Total
    08/31/96           $10,000               Return
--------------     --------------        --------------
1 Year                  12,314               23.14%
Inception               20,760               19.16%+

STANDARD & POOR'S-Registered Trademark-
   MIDCAP 400 INDEX

  Period Ended       Growth of               Total
    08/31/96           $10,000               Return
--------------     --------------        --------------
1 Year                  11,188               11.89%
Inception               17,988               15.13%+

RUSSELL 2000-Registered Trademark- INDEX

  Period Ended       Growth of               Total
    08/31/96           $10,000               Return
--------------     --------------        --------------
1 Year                  11,082               10.82%
Inception               18,890               16.49%+


PERFORMANCE REVIEW

The Seven Seas Small Cap Fund ended its first full year under the active small cap process with strong performance. The Fund had a one year return of 23.14% for the fiscal year ended August 31, 1996. The Fund outperformed its benchmark, the Russell 2000, by 12.32 percentage points. The Fund outperformed the Russell 2000 Index in the fourth calendar quarter of 1995 by 1.6%, and in the first, second, and third calendar quarters of 1996 by 2.3%, 1.2%, and 5.3%, respectively. Since the construction of the portfolio focuses on maintaining the overall characteristics similar to the Index, our relative outperformance is due in large part to our stock selection, and not making bets on the direction of the economy.

PORTFOLIO HIGHLIGHTS

The overall characteristics of the Fund are intended to be similar to the Russell 2000 Index. The universe of investable stocks is comprised of, but not limited to, issues found in the Russell 2000 Index. The underlying investment


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


philosophy is to purchase stocks with increasing earnings estimates at a "fair" price. By focusing on stock selection, and maintaining similar characteristics as the Index, the Fund minimizes macro-economic bets such as changes in interest rates and industry timing. This approach helped the Fund outperform the Index over the past year.

The performance of the small cap market started out strong in 1996, as indicated by the Russell 2000 Index return of 15.1% through the end of May. The correction that occurred in June and July of 1996 adversely impacted the returns of small cap stocks versus large cap stocks. The Russell 2000 Index over the two month period lost 12.5%, whereas the S&P 500 Composite Index over the same period lost only 4.1%. This downturn was in part due to the economic uncertainty caused by inflationary fears which gripped financial markets in July.

The recent downturn may have been an overreaction as small cap stocks rebounded in August. The Russell 2000 Index gained 5.5% whereas the S&P 500 Index gained 2.1% in August.

The Fund's ten largest equity holdings comprised 18.1% of the portfolio with California Federal Bancorp, Inc. representing the largest single holding at 2.2%. The largest sector concentration within this group was non-durable type securities, and the second largest was in the finance sector.


          TOP TEN EQUITY HOLDINGS
          (AS A PERCENT OF TOTAL INVESTMENTS)     AUGUST 31, 1996

          California Federal Bancorp, Inc.              2.2%

          Tech Data Corp.                               2.1

          Cytec Industries, Inc.                        1.9

          Smith International, Inc.                     1.8

          Ross Stores, Inc.                             1.8

          CMAC Investment Corp.                         1.7

          Precision Castparts Corp.                     1.7

          Claire's Stores, Inc.                         1.7

          Tiffany & Co.                                 1.6

          PHH Group, Inc.                               1.6

                             --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,00 GRAPH AND TABLE ON THE PRECEDING PAGE.

     *The Fund commenced operations on July 1, 1992. Index comparison also began
      July 1, 1992.

    **The Standard & Poor's-Registered Trademark- MidCap 400 Index is composed of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

     +The Russell 2000-Registered Trademark- Index is comprised of the 2,000 smallest securities in the Russell 3000-Registered Trademark- Index, representing approximately 12% of the Russell 3000 total market capitalization. The Index is reconstituted annually.

     +Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Small Cap Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period July 1, 1992 (commencement of operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period July 1, 1992 (commencement of operations) to August 31, 1992 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996


                                                         NUMBER        MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                       ---------      ---------

COMMON STOCKS - 98.2%
BASIC INDUSTRIES - 7.1%
Amcast Industrial Corp.                                $   4,100      $      73
Cleveland-Cliffs, Inc.                                    11,100            433
Commercial Metals Co.                                      5,300            160
Cytec Industries, Inc.                                    30,300          1,053
Dexter Corp.                                               1,100             32
Precision Castparts Corp.                                 19,400            948
Rouge Steel Co. Class A                                    4,500            101
Texas Industries, Inc.                                    12,100            788
WHX Corp. (a)                                             32,100            328
                                                                      ---------

                                                                          3,916
                                                                      ---------

CAPITAL GOODS - 7.3%
Allied Products Corp.                                      5,400            140
Barnes Group, Inc.                                         2,400            119
Belden, Inc.                                               3,900            106
Cascade Corp.                                              6,100             70
Global Industrial
  Technologies, Inc. (a)                                  31,300            603
Kaydon Corp.                                               5,900            265
Manitowoc Co., Inc.                                        4,650            146
Measurex Corp.                                            12,500            344
Sanmina Corp.                                             19,800            693
Tennant Co.                                                  400              9
TRINOVA Corp.                                             22,600            709
United Waste Systems, Inc.                                29,000            840
                                                                      ---------

                                                                          4,044
                                                                      ---------

CONSUMER BASICS - 12.0%
Alpharma, Inc. Class A                                     2,000             32
American HomePatient, Inc.                                11,850            290
Bindley Western Industries, Inc.                             800             14
Chemed Corp.                                                 100              4
Church and Dwight Co., Inc.                                9,100            192
Dura Pharmaceuticals, Inc.                                22,400            773
Genesis Health Ventures, Inc.                              7,200            184
Health Management Systems, Inc.                           32,100            883
Herbalife International, Inc.                              6,200             79
International Multifoods Corp.                             6,000            100
Invacare Corp.                                            28,600            844
Lincare Holdings, Inc. (a)                                23,100            855
MMI Companies, Inc.                                        3,000             96
NovaCare, Inc. (a)                                        34,600            311
Quality Food Centers, Inc. (a)                             3,700            114
Smith's Food & Drug Centers, Inc.
  Class B                                                 10,137            299
Sofamor/Danek Group, Inc. (a)                              5,900            170
Target Therapeutics, Inc.                                  3,300            106
Universal Health Services, Inc.
  Class B                                                 34,800            887
Whole Foods Market, Inc. (a)                              11,600            385
                                                                      ---------

                                                                          6,618
                                                                      ---------

CONSUMER DURABLES - 3.4%
Arctic Cat, Inc.                                           3,500             37
Carlisle Cos., Inc.                                        2,500            129
Coachmen Industries, Inc.                                 23,200            432
Ethan Allen Interiors, Inc.                                7,800            209
Excel Industries, Inc.                                     8,000            124
Furniture Brands
  International, Inc. (a)                                 39,400            473
Libbey, Inc.                                                 700             20
Toro Co.                                                  13,900            434
Winnebago Industries, Inc.                                 3,400             27
                                                                      ---------

                                                                          1,885
                                                                      ---------

CONSUMER NON-DURABLES - 9.5%
Carson Pirie Scott & Co. (a)                               1,200             30
Claire's Stores, Inc.                                     28,300            934
CompUSA, Inc.                                              1,000             40
Coors (Adolph) Co. Class B                                10,800            213
Guilford Mills, Inc.                                       3,600             81


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER        MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                       ---------     ---------

Mohawk Industries, Inc. (a)                            $  27,800     $     636
Oshkosh B' Gosh, Inc. Class A                              2,500            43
Ross Stores, Inc.                                         25,400           978
St. John Knits, Inc.                                      22,000           877
Stein Mart, Inc. (a)                                      25,300           519
Tiffany & Co.                                             26,000           907
                                                                     ---------

                                                                         5,258
                                                                     ---------

CONSUMER SERVICES - 6.2%
Alaska Air Group, Inc. (a)                                 1,300            27
Applebee's International, Inc.                            28,200           814
Bally Entertainment Group                                  8,400           229
Carmike Cinemas, Inc. (a)                                  8,200           198
Comair Holdings, Inc.                                     14,850           356
Continental Airlines, Inc. Class B                        33,800           765
GC Companies, Inc. (a)                                     3,100           115
Marcus Corp.                                               2,850            68
Regis Corp.                                               16,950           415
Ruby Tuesday, Inc.                                        21,600           448
                                                                     ---------

                                                                         3,435
                                                                     ---------

ENERGY - 5.8%
Belco Oil & Gas Corp. (a)                                 18,800           517
Camco International, Inc.                                 12,400           420
KCS Energy, Inc.                                             800            25
Marine Drilling Co, Inc. (a)                              10,700            91
Newfield Exploration Co. (a)                               3,900           174
Parker & Parsley Petroleum Co.                             5,400           134
Smith International, Inc.  (a)                            28,800         1,001
Vintage Petroleum, Inc.                                   33,000           833
                                                                     ---------

                                                                         3,195
                                                                     ---------

FINANCE - 20.1%
Aames Financial Corp.                                     15,500           758
Allied Group, Inc.                                         3,500           135
American Bankers Insurance
  Group, Inc.                                             11,700           553
Astoria Financial Corp.                                   31,000           829
California Federal Bancorp, Inc. (a)                      52,700         1,199
Capital RE Corp.                                           1,800            68
CCB Financial Corp.                                        6,000           320
City National Corp.                                       50,200           885
CMAC Investment Corp.                                     15,400           963
Cullen Frost Bankers, Inc.                                 4,600           130
Enhance Financial Services
  Group, Inc.                                              4,800           138
Fremont General Corp.                                     32,300           876
Horace Mann Educators Corp.                                9,000           309
Leader Financial Corp.                                     3,400           169
MAF Bancorp, Inc.                                            660            17
Magna Group, Inc.                                         14,200           351
Money Store, Inc.                                         27,000           648
Orion Capital Corp.                                       11,900           598
Peoples Heritage
  Financial Group                                         20,900           455
Provident Bancorp, Inc.                                    1,650            65
Quick & Reilly
  Group, Inc. (The)                                        1,875            55
Resource Bancshares
  Mortgage Group                                           7,838            96
Security Capital Corp.                                     3,400           206
Security Connecticut Corp.                                 3,700           112
TCF Financial Corp.                                       16,800           628
Zions Bancorp                                              6,500           560
                                                                     ---------

                                                                        11,123
                                                                     ---------


10 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                         NUMBER        MARKET
                                                           OF          VALUE
                                                         SHARES        (000)
                                                       ---------     ---------

GENERAL BUSINESS - 5.0%
American Business Products, Inc.                       $     900     $      18
Career Horizons, Inc.                                     19,200           670
Logicon, Inc.                                             11,400           338
National Data Corp.                                       17,100           718
New England Business Service, Inc.                         6,600           102
PHH Group, Inc.                                           31,200           901
                                                                     ---------

                                                                         2,747
                                                                     ---------

MISCELLANEOUS - 0.7%
Developers Diversified Realty                              8,700           285
Federal Realty Investment Trust                            4,400           103
                                                                     ---------

                                                                           388
                                                                     ---------

SHELTER - 6.9%
Centex Corp.                                              23,500           755
Champion Enterprises, Inc.                                36,600           695
Continental Homes Holding Corp.                           37,400           720
Fibreboard Corp. (a)                                       6,400           191
Kaufman & Broad Home Corp.                                10,700           131
Lennar Corp.                                              31,400           703
Redman Industries, Inc.                                    5,000           113
U.S. Home Corp. (a)                                       21,500           480
                                                                     ---------

                                                                         3,788
                                                                     ---------

TECHNOLOGY - 7.2%
Esterline Technologies Corp. (a)                          36,500           753
GaSonics International Corp.                               1,400            11
Hadco Corp. (a)                                            8,800           227
Medic Computer Systems, Inc.                              16,600           579
Picturetel Corp.                                          10,500           343
SCI Systems, Inc. (a)                                     13,000           580
Tech Data Corp. (a)                                       44,200         1,166
Wyle Laboratories                                          9,300           299
                                                                     ---------

                                                                         3,958
                                                                     ---------

TRANSPORTATION - 1.8%
APL, Ltd.                                                  1,900            45
M.S. Carriers, Inc. (a)                                    2,600            56
Seacor Holdings, Inc. (a)                                 20,000           900
                                                                     ---------

                                                                         1,001
                                                                     ---------

UTILITIES - 5.2%
Central Hudson Gas
  & Electric Corp.                                         5,400           163
CILCORP, Inc.                                              4,800           203
Commonwealth Energy System                                15,600           365
Eastern Enterprises, Inc.                                 13,200           483
Eastern Utilities Associates                              16,600           268
Lincoln Telecommunications Co.                             4,200            65
New Jersey Resources Corp.                                 3,000            86
Northwestern Public Service Co.                            1,900            55
ONEOK, Inc.                                                2,100            57
Rochester Gas & Electric Corp.                            16,200           302
Sierra Pacific Resources                                  14,500           370
United Illuminating Co.                                      900            31
Western Gas Resources, Inc.                               15,400           221
WICOR, Inc.                                                4,600           164
                                                                     ---------

                                                                         2,833
                                                                     ---------

TOTAL COMMON STOCKS
(cost $48,602)                                                          54,189
                                                                     ---------


                                                                Annual Report 11

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                       ---------     ---------

SHORT-TERM INVESTMENTS - 2.1%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                                $   1,169     $   1,169

TOTAL SHORT-TERM INVESTMENTS
(cost $1,169)                                                            1,169
                                                                     ---------

TOTAL INVESTMENTS
(identified cost $49,771)(c) - 100.3%                                   55,358

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                              (150)
                                                                     ---------

NET ASSETS - 100.0%                                                  $  55,208
                                                                     ---------
                                                                     ---------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                                                     August 31, 1996

ASSETS
Investments at market (identified cost $49,771,248)(Note 2)  . . . . . . . . . . . .   $  55,358,126
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,883
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          29,255
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .           3,096
                                                                                       -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,430,360


LIABILITIES
Payables (Note 4):
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . .     $     163,973
  Accrued fees to affiliates and trustees. . . . . . . . . . . . .            41,995
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . .            16,370
                                                                       -------------

      Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         222,338
                                                                                       -------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  55,208,022
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . .   $      15,093
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .       4,311,904
Unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . . .       5,586,878
Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,165
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,290,982
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  55,208,022
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
  ($55,208,022 divided by 3,165,253 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . .   $       17.44
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                                                             STATEMENT OF OPERATIONS
                                                           For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     458,719
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,533
                                                                                       -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           464,252


Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . .   $     276,229
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . .          10,629
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .          27,293
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . .          25,184
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . .          11,348
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . .          29,709
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . .          11,505
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . .          26,421
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . .           1,625
  Amortization of deferred organization expenses . . . . . . . . .           3,737
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .          11,086
                                                                     -------------

  Expenses before reimbursement. . . . . . . . . . . . . . . . . .         434,766
  Expenses reimbursed by Adviser . . . . . . . . . . . . . . . . .         (66,461)
                                                                     -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           368,305
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            95,947
                                                                                       -------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . .         4,781,702
Net change in unrealized appreciation or depreciation of investments . . . . . . .         2,395,398
                                                                                       -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .         7,177,100
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . .     $   7,273,047
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND

                                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Fiscal Years Ended August 31,

                                                                              1996           1995
                                                                        -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . .  $      95,947  $     104,606
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,781,702         46,859
    Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . .             --        (24,880)
  Net change in unrealized appreciation
    or depreciation of investments . . . . . . . . . . . . . . . . . .      2,395,398      3,176,878
                                                                        -------------  -------------

Net increase (decrease) in net assets resulting from operations. . . .      7,273,047      3,303,463

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .       (143,509)      (156,946)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .       (357,587)    (1,255,304)
  In excess of net realized gain on investments. . . . . . . . . . . .             --       (112,206)
Increase (decrease) in net assets from Fund share transactions . . . .     25,134,629     (4,193,484)
                                                                        -------------  -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .     31,906,580     (2,414,477)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .     23,301,442     25,715,919
                                                                        -------------  -------------

Net Assets at End of Year
  (including undistributed net investment income of
  $15,093 and $62,655, respectively) . . . . . . . . . . . . . . . . .  $  55,208,022  $  23,301,442
                                                                        -------------  -------------
                                                                        -------------  -------------


FUND SHARE TRANSACTIONS                               1996                          1995
                                          ----------------------------  ----------------------------
                                              SHARES         AMOUNT         SHARES         AMOUNT
                                          -------------   ------------  -------------   ------------
Fund shares sold . . . . . . . . . . .        2,112,827   $ 33,923,420      1,602,127   $ 20,263,993
Fund shares issued to shareholders
  in reinvestments of distributions. .           30,787        462,930        137,019      1,512,935
Fund shares redeemed . . . . . . . . .         (594,383)    (9,251,721)    (2,287,103)   (25,970,412)
                                          -------------   ------------  -------------   ------------

Net increase (decrease). . . . . . . .        1,549,231   $ 25,134,629       (547,957)  $ (4,193,484)
                                          -------------   ------------  -------------   ------------
                                          -------------   ------------  -------------   ------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                                                                    FINANCIAL HIGHLIGHTS

       The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                          1996      1995+     1994      1993      1992*
                                                        --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . .  $  14.42  $  11.88  $  12.24  $  10.09  $  10.00
                                                        --------  --------  --------  --------  --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .       .04       .13       .21       .22       .04
  Net realized and unrealized gain on investments  . .      3.25      3.19       .24      2.14       .05
                                                        --------  --------  --------  --------  --------

  Total Income From Investment Operations. . . . . . .      3.29      3.32       .45      2.36       .09
                                                        --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . .      (.07)     (.15)     (.21)     (.21)       --
  Net realized gain on investments . . . . . . . . . .      (.20)     (.58)     (.60)       --        --
  In excess of net realized gain on investments. . . .        --      (.05)       --        --        --
                                                        --------  --------  --------  --------  --------

  Total Distributions. . . . . . . . . . . . . . . . .      (.27)     (.78)     (.81)     (.21)       --
                                                        --------  --------  --------  --------  --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . .  $  17.44  $  14.42  $  11.88  $  12.24  $  10.09
                                                        --------  --------  --------  --------  --------
                                                        --------  --------  --------  --------  --------

TOTAL RETURN (%)(A). . . . . . . . . . . . . . . . . .     23.14     30.04      3.90     23.66       .90

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average
    net assets (b)(c). . . . . . . . . . . . . . . . .      1.00       .97       .30       .25       .25
  Operating expenses, gross, to average
    net assets (b)(c). . . . . . . . . . . . . . . . .      1.18      1.58       .81      1.18      1.71
  Net investment income to average
    net assets (b) . . . . . . . . . . . . . . . . . .       .26       .81      1.73      1.85      2.55
  Portfolio turnover (b) . . . . . . . . . . . . . . .     76.85    192.88     44.86     81.14      4.59
  Net assets, end of year ($000 omitted) . . . . . . .    55,208    23,301    25,716    34,815     9,392
  Per share amount of fees waived
    ($ omitted)(c) . . . . . . . . . . . . . . . . . .        --     .0261     .0046     .0083     .0021
  Per share amount of fees reimbursed
    ($ omitted)(c) . . . . . . . . . . . . . . . . . .     .0277     .0730     .0582     .1040     .0226
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . .     .0368       N/A       N/A       N/A       N/A



 + Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund.
 *   For the period July 1, 1992 (commencement of operations) to
     August 31, 1992.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1992 are annualized.
(c)  See Note 4 for currrent period amounts.


16 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Small Cap Fund (the "Fund"). Prior to November 22, 1994, the Fund was passively managed under the name of The Seven Seas Series S&P Midcap Index Fund. Effective November 23, 1994, the name and investment objective of the Fund was changed pursuant to a shareholder vote. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price. Futures contracts are valued on the basis of last sale price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost", a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                                     NET
                                                                 UNREALIZED
     FEDERAL TAX         UNREALIZED          UNREALIZED         APPRECIATION
        COST            APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
     -------------      -------------      --------------      --------------
     $  49,771,418      $   7,555,194      $  (1,968,486)       $   5,586,708

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in foreign denominated investments, redemptions in kind, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


18 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     FUTURES: The Fund may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For for the year ended August 31, 1996, purchases and sales of investment securities, excluding short-term investments aggregated to $53,051,135 and $27,699,258, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and limitations. From the inception date of the Fund to November 22, 1994, the Fund paid a fee to the Adviser at the annual rate of .20% of its average daily net assets. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the year ended


                                                                Annual Report 19

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     August 31, 1996, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% of average daily net assets on an annual basis. As of August 31, 1996, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $10,648 and $857 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


20 Annual Report

THE SEVEN SEAS SERIES
SMALL CAP FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $37,694 for the year ended August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                                  $  31,663
          Administration fees                                1,326
          Custodian fees                                     2,568
          Distribution fees                                  1,407
          Shareholder servicing fees                         1,252
          Transfer agent fees                                3,125
          Trustees' fees                                       654
                                                         ---------
                                                         $  41,995
                                                         ---------
                                                         ---------

5.   DIVIDENDS

     On September 3, 1996, the Board of Trustees declared a dividend of $.0047 from net investment income payable on September 11, 1996, to shareholders of record on September 4, 1996.


                                                                Annual Report 21

THE SEVEN SEAS SERIES SMALL CAP FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(617) 654-6089

-------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
     and Fund Treasurer
   J. David Griswold, Vice President
     and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


22 Annual Report

                THE SEVEN SEAS SERIES FUND-Registered Trademark-


                            ACTIVE INTERNATIONAL FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   21

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   27


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Active International Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA FUNDS. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND

MANAGEMENT OF THE FUNDS




                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Robert Rubano, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Active International Fund since its inception in March 1995. Mr. Rubano has been with State Street since 1990 as a portfolio manager of active international funds. There are seven other portfolio managers working with Mr. Rubano in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  Provide long-term capital growth.

INVESTS IN: Equity securities of foreign issuers.

STRATEGY:   Fund Managers will concentrate investments in holdings that are composed of, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. Through the use of propriety model, a quantitative selection process is used to find the best security relative to the underlying country.



                                     [Graph]


DATES               ACTIVE INTERNATIONAL FUND                  MSCI EAFE INDEX**
Inception*                            $10,000                            $10,000
1995                                  $10,890                            $10,933
1996                                  $11,567                            $11,794


PERFORMANCE REVIEW

The Seven Seas Series Active International Fund posted a return of 6.22% for the fiscal year ended August 31, 1996. The Fund's return was comparable to the Fund's benchmark, the MSCI EAFE Index which rose 7.87% over the same period. The difference in performance is primarily attributable to operating expenses incurred by the Fund. The Index does not incur expenses of any kind.

PORTFOLIO HIGHLIGHTS

Japan, the largest country in the portfolio and the benchmark, always has a significant impact on the Fund's return. In local currency terms the market fared quite well as Japanese stocks were up over 20%. However, these equity gains were lost due to the depreciating yen which fell from 99 yen to the dollar in August of 1995 to 108 yen per dollar at August 31, 1996. The Managers of the Fund had anticipated the yen's fall, and hedged the yen's exposure into US dollars. This proved very profitable for the Fund. The Fund has recently removed the hedge as the Manager now believes the yen to be fairly valued.

SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND

  Period Ended             Growth of             Total
    08/31/96                $10,000              Return
-----------------       --------------         ----------
1 Year                  $    10,622              6.22%
Inception               $    11,567             10.33%+

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX
  (NET DIVIDEND)

  Period Ended             Growth of             Total
    08/31/96                $10,000              Return
-----------------       --------------         ----------
1 Year                  $    10,787              7.87%
Inception               $    11,794             11.63%+


SEE RELATED NOTES ON PAGE 7.



6 Annual Report

THE SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


While there have been some concerns about the rate at which the Japanese economy is growing, there are signs that the economy is increasing its recovery pace. Corporate earnings are forecasted to grow at double digit rates for at least the next two years and Japan currently has some of the lowest interest rates in the world. Given these positive economic indicators and the currently inexpensive levels at which Japanese equities are trading, the Fund continues to maintain its overweighted position in Japan.

In Europe the Fund continues to favor the two counties at the heart of the European Union, France and Germany. Due to the monetary ties between these two countries, the recent interest rate cuts by the Bundesbank have brightened the outlooks for both countries. France and Germany each contributed to the Fund's performance as these markets returned 9.3% and 10.9%, respectively, over the fiscal year. Elsewhere in Europe hopes for Italy have brightened as the interim government of Prime Minister Dini was replaced by a coalition government headed by the communist party.

The market rallied over 13% during the month after the election.

The Fund's holdings in the emerging markets have been very beneficial to Fund returns especially those holdings in Brazil and Hungary. In Hungary, strong economic growth and the availability of new issues helped push the stock market up almost 15%.

Investments in Brazilian equities returned over 15% for the one year ended August 31, 1996 as investors were spurred on by the prospects of an increase in the rate of privatization by the Brazilian government.

Looking forward, the returns in the international stock market are expected to be closely tied to the rate at which these economies recover from their recent recessions.

The Fund's ten largest equity holdings comprised 11.3% of the portfolio. Five of these top equity holdings were held in the Pacific Basin countries.


          TOP TEN EQUITY HOLDINGS
          (AS A PERCENT OF TOTAL INVESTMENTS)          AUGUST 31, 1996

          Singapore Telecommunications, Ltd.                  1.4%

          Korea International Trust - IDR                     1.3

          Cheung Kong Holdings, Ltd.                          1.2

          Norsk Hydro AS                                      1.2

          Telecom Italia di Risp                              1.1

          Societe Nationale Elf d'Acquitaine                  1.1

          Brazil Fund, Inc.                                   1.0

          Matsushita Electric Industrial Co., Ltd.            1.0

          BASF AG                                             1.0

          Sakura Bank                                         1.0

                              --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

     *The Fund commenced operations on March 7, 1994. Index comparisons began
      March 1, 1994.

    **Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

     +Annualized



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Active International Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets and the financial highlights for the fiscal year then ended and for the period March 7, 1995 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets and the financial highlights for the fiscal year then ended and for the period March 7, 1995 (commencement of operations) to August 31, 1995 in conformity with generally accepted accounting principles.

                                                   /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996

                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------
COMMON STOCKS - 91.7%
ARGENTINA - 1.2%
Acindar Industria Argentina
  de Aceros SA Class B (a)                                56,871      $      40
Alpargatas (a)                                            78,752             42
Banco de Galicia                                           9,786             51
Dalmine Siderca SA                                        62,707             79
Juan Minetti SA                                            6,775             17
Ledesma                                                   41,805             49
Naviera Perez Companc Class B                             11,139             64
Telefonica de Argentina Class B                           43,668            103
YPF SA Class D                                             9,198            193
                                                                      ---------

                                                                            638
                                                                      ---------

AUSTRIA - 0.7%
Austrian Airlines (a)                                        300             42
BWT AG                                                       400             47
Fotex (Regd) (a)                                          22,000             16
Oester Elektrizita Class A                                 1,100             80
OMV AG                                                       920             92
Perlmooser Zementwerke AG                                    970             62
Steyr-Daimler-Puch (a)                                     3,100             48
                                                                     ----------

                                                                            387
                                                                     ----------

BRAZIL - 2.3%
Banco Bradesco SA NPV                                  5,669,500             41
Banco Itau SA NPV                                        275,200            102
Brazil Fund, Inc.                                         25,600            550
Sider Nacional cia NPV                                 3,015,400             70
Telecomunicacoes Brasileiras NPV                       8,331,500            504
                                                                     ----------

                                                                          1,267
                                                                     ----------

COLOMBIA - 0.9%
Banco Ganadero SA Class B - ADR                           10,900            279
Banco Industrial Colombiano
  SA - ADR                                                 2,600             49
Cementos Diamante SA - GDR                                14,300            145
                                                                     ----------

                                                                            473
                                                                     ----------

CZECH REPUBLIC - 1.4%
CEZ (a)                                                    6,600            262
Chemopetrol Group AS                                       1,500             77
Cokoladovny AS (a)                                           300             41
Inzenyrske a Prumyslove
  Stavby AS (a)                                              100             13
SPT Telecom AS (a)                                         2,800            367
                                                                      ---------

                                                                            760
                                                                      ---------

FINLAND - 0.8%
America Group Class A                                      2,200             54
Enso OY Series A (a)                                       5,200             44
Kesko                                                      3,800             62
Kymmene OY (a)                                             1,400             32
Merita, Ltd. Series A (a)                                  9,700             21
Nokia AB Series A                                          3,700            157
Rautaruukki OY                                             4,700             41
                                                                      ---------

                                                                            411
                                                                      ---------

FRANCE - 10.1%
Alcatel Alsthom                                            5,550            430
Banque Nationale Paris                                       822             30
Casino Guich-Perr                                          7,100            280
CGIP                                                       1,369            326
Christian Dior                                             3,150            380
Cie de St. Gobain                                          2,967            367
Credit Local de France                                       800             66
Credit Lyonnais Cert d'Invest. (a)                           900             20
Credit National                                            4,710            302
De Dietrich et Compagnie SA (a)                            2,000             84
Eurafrance                                                   771            312
Galeries Lafayette (a)                                       200             57
Gascogne                                                   1,561            136
Groupe Andre SA                                            2,184            164
GTM ENTREPROSE                                             2,263            136


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Guyenne et Gascogne                                          100      $      36
IDIA (a)                                                   5,500            217
La Rochette (a)                                           15,100             87
Peugeot SA                                                 3,125            358
Rhone-Poulenc SA Class A - ADR                             1,725             45
Sanofi SA                                                  5,732            453
Societe Nationale Elf d'Aquitaine                          7,869            573
Strafor-Facom SA                                           3,647            285
UFB Locabail (a)                                           3,500            306
Usinor Sacilor                                             3,362             47
                                                                      ---------

                                                                          5,497
                                                                      ---------

GERMANY - 8.6%
Allianz AG Holding (Regd) (a)                                 50             89
Allianz AG Holding (Regd)                                    100            178
AMB - Aachener & Muenchener
  Beteiligung (Regd)                                         400            327
Bankgesellschaft Berlin AG                                 3,500             72
BASF AG                                                   18,000            536
Bayer AG                                                   2,350             84
Bayerische Hypotheken-und
  Wechsel Bank AG                                          4,750            135
BHF - Bank AG                                              5,250            144
Commerzbank AG                                             1,000            231
Continental AG                                            16,700            283
Daimler-Benz AG (a)                                        2,000            109
DBV Holding AG (Regd)                                        550            197
Degussa AG                                                   300            106
Gerresheimer Glas (a)                                      1,000            223
Holsten Brauere AG                                         1,000            231
IKB Deutsche Industriebank AG                                900            177
Kolbenschmidt AG (a)                                      19,100            234
Schmalbach Lubeca AG (a)                                   1,250            237
Siemens AG                                                 7,000            370
Thyssen AG (a)                                               900            164
Veba AG                                                    2,100            110
Viag AG (a)                                                  228             82
Viag AG                                                      800            292
Victoria Holding AG (Regd)                                   150            101
                                                                      ---------

                                                                          4,712
                                                                      ---------

HONG KONG - 7.6%
Cathay Pacific Airways                                   248,000            412
Cheung Kong Holdings, Ltd.                                96,000            674
Great Eagle Holdings                                      70,751            205
Guoco Group, Ltd.                                         36,000            171
Hang Lung Development Co. (a)                            178,000            336
Hang Seng Bank (a)                                        15,000            154
Harbour Centre Development                                43,000             58
Hong Kong Electric                                        96,000            287
Hong Kong Telecommunications                             245,200            411
Hutchison Whampoa, Ltd. (a)                               33,000            200
Jardine International Motor                               64,000             83
Lai Sun Garment International                            138,000            178
New Asia Realty & Trust
  Class A                                                 33,000            121
Peregrine Investment
  Holdings, Ltd.                                         130,000            183
Sun Hung Kai Properties, Ltd. (a)                         24,000            234
Wing Lung Bank                                            45,000            261
Yue Yuen Industrial                                      586,000            168
                                                                      ---------

                                                                          4,136
                                                                      ---------

HUNGARY - 0.7%
Danubius Hotel (Regd) (a)                                  3,323             61
Egis Gyogyszergyar (a)                                     3,392            230
Fotex (Regd) (a)                                          27,803             21
Pick Szeged Rt                                             1,144             54
Skala Coop (a)                                             1,945             22
                                                                      ---------

                                                                            388
                                                                      ---------


10 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

ITALY - 5.4%
Assicurazioni Generali SPA                                 8,000      $     177
Banca Commerciale Italiana                                77,000            146
Banca Pop di Bergamo CV                                    4,000             59
Banco Ambrosiano Veneto di Risp                            2,300              3
Danieli & Co. di Risp                                     14,000             44
Ente Nazionale Idrocarburi
  SPA (Regd)                                             104,000            454
Fiat SPA di Risp                                         170,000            263
Fidis                                                     54,000            130
I.F.I.L. Risp NC                                         131,000            173
Istituto Mobiliane Italiano                               34,000            268
Montefibre di Risp                                        44,300             20
R.A.S. di Risp                                            58,500            259
Recordati di Risp                                         36,000            120
Stet di Risp                                              50,000            121
Telecom Italia di Risp                                   362,000            581
Telecom Italia Mobile SPA - di Risp                       20,000             24
Toro Assicurazioni                                         9,000             98
                                                                      ---------

                                                                          2,940
                                                                      ---------

JAPAN - 34.0%
Aichi Machine Industries                                  23,000            154
Amada Co., Ltd.                                           25,000            235
Amada Sonoike Co.                                         37,000            222
Aoyama Trading Co. (a)                                     8,900            235
Aplus Co., Ltd.                                           35,000            136
Asahi Bank (a)                                            41,000            457
Asahi Denka Kogyo                                         23,000            196
Atsugi Nylon Industry                                     42,000            186
Bank of Tokyo - Mitsubishi (a)                            13,000            264
Brother Industries                                        37,000            192
Bunka Shutter Co.                                         54,000            393
Chubu Electric Power Co., Inc.                             4,000             88
Chugoku Electric Power                                     5,700            120
Chuo Trust & Banking                                      11,000            112
Citizen Watch Co., Ltd. (a)                               30,000            241
Dai Ichi Katei Denki (a)                                  35,000            172
Daishinku Corp.                                           17,000            189
Daiwa Bank (a)                                            45,000            292
Eiden Sakakiya Co., Ltd.                                  16,000            199
Fuji Photo Film Co.                                       13,000            391
Fujita Corp.                                              51,000            202
Godo Steel                                                25,000            167
Gunze, Ltd.                                               29,000            163
Hisamitsu Pharmaceutical Co.                              20,000            175
Hitachi Transportation Systems                            19,000            192
Hitachi, Ltd.                                             16,000            147
Hokkai Can Co.                                            29,000            209
Hokkaido Takushoku Bank, Ltd.                             96,000            247
Hokuriku Electric Power                                    8,600            186
Inabata & Co.                                             30,000            213
Ines Corp. (a)                                            11,000            201
Intec, Inc.                                               14,000            215
Joshin Denki Co.                                          12,000            156
Kawasho Corp. (a)                                         48,000            191
Keiyo Bank, Ltd.                                           6,000             30
Kinseki                                                   14,000            218
Life Co., Ltd.                                            53,000            202
Makita Corp.                                              16,000            230
Matsushita Electric
  Industrial Co., Ltd.                                    32,000            539
Mitsubishi Gas & Chemical                                 24,000             99
Mitsui Real Estate Sales Co.                              14,000            263
Miyuki Keori Co., Ltd.                                    21,000            220
Naigai Co., Ltd.                                          41,000            195
Nichia Steel Works                                        28,000            204
Nichiei Construction                                      19,000            182
Nichimo Co. (a)                                           12,000             51
Nippon Hume Pipe                                          33,000            216
Nippon Shinpan Co.                                        32,000            204
Nippon Valqua Industries                                  34,000            149
Nissan Motor Co., Ltd. (a)                                45,000            337
Nisshinbo Industries, Inc. (a)                            22,000            202
Nissho Corp.                                              15,000            152
Nittoc Construction Co.                                   19,000            158


                                                                Annual Report 11

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Noritz Corp.                                              13,000      $     203
Okabe Co.                                                 21,000            193
Optec Dai-Ichi Denko                                      45,000            190
Orient Corp. (a)                                          45,000            271
Ryoden Trading Co.                                        23,000            182
Ryosan Co.                                                 9,000            224
Sakura Bank                                               56,000            531
Sanwa Bank                                                12,000            212
Sanyo Special Steel Co.                                   78,000            291
Seino Transportation                                      16,000            236
Settsu Corp. (a)                                         109,000            325
Shin Meiwa Industries                                     24,000            218
Shinko Shoji Co.                                          15,000            192
Shiseido Co., Ltd.                                        22,000            267
Sumisho Computer Systems Corp.                            15,000            214
Sumitomo Realty & Development (a)                         42,000            295
Suntelephone Co.                                           2,000             13
SXL Corp.                                                 12,000            112
Takiron Co., Ltd.                                         32,000            187
Tanabe Seiyaku Co.                                        29,000            209
Teikoku Hormone Manufacturing Co.                         16,000            219
Tenma Corp.                                               10,000            208
Toda Kogyo Corp.                                          28,000            206
Toenec Corp.                                               7,000             57
Tokai Bank                                                31,000            368
Tokimec, Inc. (a)                                         31,000            152
Tokyo Style Co.                                           13,000            208
Toshiba Engineering
  & Construction                                          23,000            201
Toyo Information Systems                                  11,000            141
Toyo Trust & Banking                                      15,000            130
Toyota Motor Corp.                                        19,000            458
Uchida Yoko Co.                                           42,000            251
Victor Co. of Japan                                       12,000            148
Yamato Kogyo Co.                                          12,000            129
Yasuda Trust & Banking (a)                                25,000            125
                                                                      ---------

                                                                         18,555
                                                                      ---------

NETHERLANDS - 0.4%
ABN AMRO Holdings NV                                       1,123             61
Pirelli Tyre Holding NV (a)                                6,618             63
Stad Rotterdam CVA                                         1,511             54
Van Ommeren (Kon) CVA                                      1,394             55
                                                                      ---------

                                                                            233
                                                                      ---------

NORWAY - 3.7%
Aker AS Series B                                           9,400            176
Bergesen DY AS Series B                                    6,400            133
Christiania Bank OG Kreditkasse                           46,200            116
Den Norske Creditbank AS                                  36,800            118
Det Norske Luftfartselskap AS Series B                    10,756            104
Kvaerner Industries AS Series B                            6,300            206
Leif Hoegh & Co. AS                                        1,200             21
Norsk Hydro AS                                            14,500            666
Norske Skogindustrier AS Class A                           5,400            166
Nycomed ASA Series B (a)                                   3,889             46
Petroleum Geo-Services AS (a)                              5,600            155
Saga Petroleum AS Series A                                 8,300            126
                                                                      ---------

                                                                          2,033
                                                                      ---------

PORTUGAL - 1.1%
Banco Chemical SA                                          3,900             42
Banco Comercial Portuguese (Regd)                          5,305             63
Banco Internacional do Funchal
  SA Rights (a)                                            6,600              8
Banco Internacional Funchal SA (a)                           754              6
Banif Banco International do
  Funchal (a)                                              6,600             54
Corticeira Amorim SGPS                                     4,600             53
Investimentos Participacoes e
  Gestao SA (a)                                            2,400             44
Jeronimo Martins SGPS                                        700             65
Mague Gestao e Partipacoes                                 1,700             30
Modelo Continente SGPS SA                                  3,200             92
Portucel Industrial SA (a)                                 2,300             16


12 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Portugal Telecom SA (a)                                    2,100      $      56
Soja de Portugal                                           4,000             40
Soporcel SA (a)                                              900             21
                                                                      ---------

                                                                            590
                                                                      ---------

SINGAPORE - 7.1%
Development Bank
  of Singapore, Ltd. (Alien Market)                       37,000            434
Far East Levingston                                       37,000            178
Hong Kong Land Holdings, Ltd.                            193,000            438
Jardine Strategic Holdings, Ltd.                          30,000             96
Keppel Bank                                               77,000            219
Keppel Bank 2000 Warrants (a)                              7,250              8
Keppel Corp.                                               2,000             15
Mandarin Oriental
  International, Ltd. (a)                                257,000            357
Metro Holdings, Ltd.                                      56,400            206
Neptune Orient Lines, Ltd.                               199,000            177
Overseas Chinese Banking
  (Alien Market)(a)                                       15,400            185
Singapore Airlines, Ltd.
  (Alien Market)                                          35,000            371
Singapore Land                                            21,000            136
Singapore Telecommunications, Ltd.                       305,000            741
United Engineers                                          35,000             61
United Industrial Corp., Ltd.                            255,000            243
                                                                      ---------

                                                                          3,865
                                                                      ---------

SOUTH KOREA - 1.3%
Korea International Trust - IDR (a)                          18*            720
                                                                      ---------

                                                                            720
                                                                      ---------


SPAIN - 0.2%
Banco Central Hispano
  Americano SA (Regd)                                        950             19
Dragados y Construcciones SA                               1,300             16
Repsol SA                                                    400             13
Telefonica de Espana                                       1,100             20
Union Electrica Fenosa                                     6,750             42
                                                                      ---------

                                                                            110
                                                                      ---------

SWITZERLAND - 2.3%
Baloise Holdings (Regd)                                       30             64
Banca del Gottardo Class B (BR)                               55             30
Banque Cant Vaudoise (BR)                                    220             65
Bobst AG (BR)                                                 50             68
Ciba Geigy AG (BR)                                            75             95
CS Holdings (Regd)                                           470             49
Ems-Chemie Holding AG                                         10             40
Forbo Holding AG (Regd)                                      155             64
Hero (BR)                                                     55             28
Nestle SA (Regd)                                             125            146
Pargesa Holdings SA (BR)                                      25             28
Rieter Holdings, Ltd. (Regd) (a)                              95             24
Roche Holdings Genusscheine AG NPV                            30            229
Sandoz AG (Regd)                                             205            244
Schweiz Bankverein (Regd)                                    380             74
Winterthur (Regd)                                             45             27
                                                                      ---------

                                                                          1,275
                                                                      ---------

UNITED KINGDOM - 1.9%
Abbey National PLC                                         5,200             48
ASDA-MFI Group PLC                                        30,800             54
Associated British Foods PLC                               7,600             47
Barclays Bank PLC                                          1,722             24
British Telecom PLC                                        2,400             14
Burton Group PLC                                          46,400            110
Cable & Wireless PLC                                      12,280             81
General Accident PLC                                       3,500             36
Glaxo Wellcome PLC                                         2,600             37
Greenalls Group PLC                                        5,400             49


                                                                Annual Report 13

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Hammerson Property PLC                                     7,600      $      46
Hyder PLC                                                  3,600             41
Lonrho PLC                                                15,100             41
Mirror Group News PLC                                     13,000             40
North West Water PLC                                       4,800             45
Royal Bank of Scotland Group PLC                           5,800             44
Severn Trent Water PLC                                     4,737             45
Smith & Nephew PLC                                        14,776             45
Sun Alliance Group PLC                                     8,767             55
Wimpey (George), Ltd. PLC                                 20,700             44
Yorkshire Water PLC                                        8,983             96
                                                                      ---------

                                                                          1,042
                                                                      ---------

TOTAL COMMON STOCKS
(cost $49,605)                                                           50,032
                                                                      ---------

PREFERRED STOCKS - 4.4%
AUSTRIA - 1.0%
Allgemeine Baugesellschaft                                 2,400            114
Bau Holdings AG                                            1,200             54
Creditanstalt-Bankverein                                   2,120             96
EA Generali AG                                               500             67
Z Landerbank Bank Austria AG                               5,600            232
                                                                      ---------

                                                                            563
                                                                      ---------

BRAZIL - 1.5%
Acos Villares SA NPV (a)                                  60,000             15
Banco Nacional SA NPV                                    871,000             16
Companhia Siderurgica
  Belgo-Mineira NPV                                      890,000             60
Electrobras Series B NPV                               1,155,800            317
Paranapanemasa (Regd)                                  2,749,700             18
Petroleo Brasileiro SA NPV                               700,300             84
Sider Riograndense NPV                                 3,317,950             48
Siderurgica Tubarao NPV                                3,091,600             49
Telepar Tel Parana NPV                                    85,500             41
UNIPAR SA Class B                                        102,800             55
Vale Rio Doce (cia) NPV                                    4,844             94
                                                                      ---------

                                                                            797
                                                                      ---------

GERMANY - 1.8%
Dyckerhoff AG                                                233             51
RWE AG (a)                                                16,500            495
Volkswagen AG                                              1,550            431
                                                                      ---------

                                                                            977
                                                                      ---------

ITALY - 0.1%

Compagnia Assicuratrice Unipol                            38,000             75
                                                                      ---------

                                                                             75
                                                                      ---------

TOTAL PREFERRED STOCKS
(cost $2,419)                                                             2,412
                                                                      ---------

                                                        PRINCIPAL
                                                         AMOUNT
                                                          (000)
                                                        ---------
LONG-TERM INVESTMENTS - 0.4%
GERMANY - 0.1%
Bayerische Hypotheken - und
  Wechsel - Bank AG (conv.)
  9.250% due 12/31/01                                   DM     80            74
                                                                      ---------

                                                                             74
                                                                      ---------

ITALY - 0.3%
Italy, Republic of (conv.)
  5.000% due 06/28/01                                   $     150           151
                                                                      ---------

                                                                            151
                                                                      ---------

TOTAL LONG-TERM INVESTMENTS
(cost $223)                                                                 225
                                                                      ---------


14 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                       ---------      ---------
SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                                $     246      $     246
Student Loan Marketing Association
  Discount Note
  5.160% due 09/03/96 (b)                                  1,289          1,289
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,535)                                                             1,535
                                                                      ---------

Total Investments
(identified cost $53,782)(c) - 99.3%                                     54,204

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                                  391
                                                                      ---------

NET ASSETS - 100.0%                                                   $  54,595
                                                                      ---------
                                                                      ---------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
IDR - International Depositary Receipt.
* Reflected in units. 1 IDR unit = 1,000 shares.


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         % OF           MARKET
                                                          NET           VALUE
INDUSTRY DIVERSIFICATION                                 ASSETS          (000)
------------------------                               ---------      ---------

Basic Industries                                            9.2%      $   5,003
Capital Goods                                               9.8           5,364
Consumer Basics                                             5.4           2,959
Consumer Durable Goods                                      8.1           4,423
Consumer Non-Durables                                       7.6           4,152
Consumer Services                                           2.8           1,545
Energy                                                      5.6           3,045
Finance                                                    22.0          12,028
General Business                                            4.1           2,203
Miscellaneous                                               9.1           4,967
Shelter                                                     1.9           1,047
Technology                                                  2.4           1,293
Transportation                                              1.5             813
Utilities                                                   6.6           3,602
Long-Term Investments                                       0.4             225
Short-Term Investments                                      2.8           1,535
                                                       ---------      ---------

Total Investments                                          99.3          54,204
Other Assets and Liabilities, Net                           0.7             391
                                                       ---------      ---------

NET ASSETS                                                100.0%      $  54,595
                                                       ---------      ---------
                                                       ---------      ---------

                                                         % OF           MARKET
                                                          NET           VALUE
GEOPGRAHIC DIVERSIFICATION                               ASSETS          (000)
--------------------------                             ---------      ---------

Europe                                                     40.6%      $  22,218
Japan                                                      34.0          18,555
Pacific Basin                                              14.7           8,001
Latin America                                               5.9           3,175
Short-Term Investments - U.S.                               2.8           1,535
Asia                                                        1.3             720
                                                       ---------      ---------

Total Investments                                          99.3          54,204
Other Assets and Liabilities, Net                           0.7             391
                                                       ---------      ---------

NET ASSETS                                                100.0%      $  54,595
                                                       ---------      ---------
                                                       ---------      ---------


The accompanying notes are an integral part of the financial statements.


16 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $53,781,885)(Note 2). . . . . . . . . . . . .   $  54,203,887
Foreign currency holdings (identified cost $496,912) . . . . . . . . . . . . . . . .         502,816
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,335
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,844
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         144,639
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          61,153
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .          30,928
                                                                                       -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,036,602

LIABILITIES
Payables (Note 4):
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . .   $     257,932
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . .          67,189
  Accrued fees to affiliates and trustees. . . . . . . . . . . . . .          39,352
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . .          22,587
Closed forward foreign currency exchange contracts (Note 2). . . . .          54,741
                                                                       -------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         441,801
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  54,594,801
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .   $     523,680
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .         338,162
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         422,002
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .           6,752
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,983
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      53,299,222
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  54,594,801
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
  ($54,594,801 divided by 4,982,837 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . .       $10.96
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                                                             STATEMENT  OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
INCOME:
  Dividends (net of foreign taxes withheld of $89,222) . . . . . . . . . . . . . . .   $     726,228
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         121,766
                                                                                       -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         847,994

Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . .   $     294,486
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . .          23,662
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . .         133,278
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . .          10,949
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . .          26,117
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . .          32,396
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . .          10,086
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . .          11,941
  Trustee fees . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,113
  Amortization of deferred organization expenses . . . . . . . . . .           8,824
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .          24,816
                                                                       -------------

  Expenses before waivers. . . . . . . . . . . . . . . . . . . . . .         578,668
  Expenses waived by Adviser . . . . . . . . . . . . . . . . . . . .        (186,020)
                                                                       -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         392,648
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         455,346
                                                                                       -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         379,562
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .       1,422,213
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         299,965
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .        (950,961)
                                                                                       -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,150,779
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .   $   1,606,125
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.



18 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                                                                               STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             For the Fiscal Years Ended August 31,

                                                                                                          1996           1995*
                                                                                                     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     455,346   $      69,067
  Net realized gain (loss) from:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         379,562          (9,108)
    Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,422,213         (21,718)
  Net change in unrealized appreciation or depreciation of:
    Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         299,965         122,037
    Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (950,961)        957,713
                                                                                                     -------------   -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . .       1,606,125       1,117,991

Distributions to shareholders from net investment income . . . . . . . . . . . . . . . . . . . . .      (1,441,642)             --
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . . . . . . . .      29,244,816      24,067,511
                                                                                                     -------------   -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,409,299      25,185,502
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,185,502              --
                                                                                                     -------------   -------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income of
  $523,680 and $49,810, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  54,594,801   $  25,185,502
                                                                                                     -------------   -------------
                                                                                                     -------------   -------------


FUND SHARE TRANSACTIONS                                                           1996                           1995*
                                                                     -----------------------------   -----------------------------
                                                                         SHARES          AMOUNT         SHARES          AMOUNT
                                                                     -------------   -------------   -------------   -------------
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . .       3,712,988   $  40,966,566       2,340,535   $  24,359,411
Fund shares issued to shareholders
  in reinvestments of distributions. . . . . . . . . . . . . . . .         129,404       1,336,577              --              --
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . .      (1,173,125)    (13,058,327)        (26,965)       (291,900)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . .       2,669,267   $  29,244,816       2,313,570   $   24,067,511
                                                                     -------------   -------------   -------------   -------------
                                                                     -------------   -------------   -------------   -------------


* For the period March 7, 1995 (commencement of operations) to August 31, 1995.


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND


                                                                                FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                             1996           1995*
                                                                         ------------   ------------
Net Asset Value, Beginning of Year . . . . . . . . . . . . . . . . . .   $     $10.89   $      10.00
                                                                         ------------   ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .            .36            .03
  Net realized and unrealized gain (loss) on investments . . . . . . .            .28            .86
                                                                         ------------   ------------

  Total Income From Investment Operations. . . . . . . . . . . . . . .            .64            .89
                                                                         ------------   ------------

LESS DISTRIBUTIONS:
  Net investment income (e). . . . . . . . . . . . . . . . . . . . . .           (.57)            --
                                                                         ------------   ------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . .   $      10.96   $      10.89
                                                                         ------------   ------------
                                                                         ------------   ------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . .           6.22           8.90

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). . . . . . . .           1.00           1.79
  Operating expenses, gross, to average net assets (b)(c). . . . . . .           1.47           2.56
  Net investment income to average net assets (b). . . . . . . . . . .           1.16           1.11
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . . . . . . .          22.02           7.17
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . .         54,595         25,186
  Per share amount of fees waived ($ omitted)(c) . . . . . . . . . . .          .1459          .0207
  Average commission rate paid per share of security ($ omitted)(d). .          .0021            N/A


 *   For the period March 7, 1995 (commencement of operations) to
     August 31, 1995.
(a)  Periods less than one year are not annualized.
(b) The ratios for the period March 7, 1995 (commencement of operations) to August 31, 1995 are annualized.
(c)  See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.
(e)  Includes gains from foreign currency-related transactions.  See Note 2.


20 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                                  NET
                                                               UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   54,051,805   $    2,988,624   $   (2,836,542)  $      152,082

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1996:

          UNDISTRIBUTED     ACCUMULATED        ADDITIONAL
          NET INVESTMENT    NET REALIZED        PAID-IN
              INCOME        GAIN (LOSS)         CAPITAL
          --------------   --------------   --------------
          $    1,460,166   $   (1,454,505)  $       (5,661)

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:



22 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. There were no open contracts as of August 31, 1996.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, future adverse political and economic developments and liquidity concerns resulting from thinner markets. Moreover, securities issued in these markets may be less liquid and their prices more volatile than


                                                                Annual Report 23

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     those of comparable securities in the United States. The Prospectus contains further information and details regarding these risks.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the for the year ended August 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated to $39,365,081 and $8,087,144, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the year ended August 31, 1996, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% on an annual basis. The Investment Company also has contracts with the adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for


24 Annual Report

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $9,816 and $270 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                 $   20,188
          Administration fees                2,743
          Custodian fees                    11,702
          Distribution fees                    928
          Shareholder servicing fees         1,174
          Transfer agent fees                1,973
          Trustees' fees                       644
                                        ----------
                                            39,352
                                        ----------
                                        ----------


                                                                Annual Report 25

THE SEVEN SEAS SERIES
ACTIVE INTERNATIONAL FUND

                                                                 TAX INFORMATION
                                                                 August 31, 1996


The Fund paid foreign taxes of $89,222 and recognized $739,890 of foreign source income during the taxable year ended August 31, 1996. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0179 per share of foreign taxes paid and $.1485 of gross income earned from foreign sources in the taxable year ended August 31, 1996.

Please consult a tax advisor for questions about federal or state income tax laws.


26 Annual Report

THE SEVEN SEAS SERIES ACTIVE INTERNATIONAL FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                                Annual Report 27

                THE SEVEN SEAS SERIES FUND-Registered Trademark-

                                 YIELD PLUS FUND


                                 August 31, 1996

                                  Annual Report


                                TABLE OF CONTENTS

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   22


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES YIELD PLUS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Yield Plus Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES YIELD PLUS FUND

MANAGEMENT OF THE FUNDS




                                  [Photograph]
                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Yield Plus Fund since early 1996. Ms. Williams has been with State Street since February 1994 as the Mutual Funds unit head responsible for oversight of money market and other short-term funds. Prior to joining State Street Bank she was a portfolio manager with PNC Bank and the Calvert Group. There are four other portfolio managers working with Ms. Williams in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION


OBJECTIVE:  Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality, investment grade, debt instruments; including US Government Treasuries and Agencies, corporate bonds, asset-backed securities, mortgage-backed securities, and high quality money market instruments maintaining duration to one year or less.

STRATEGY:   Fund Managers base their decisions on the relative attractiveness of different investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. The Fund seeks a view to outperform a typical money market fund over time.



                                     [Graph]


  DATES     YIELD PLUS FUND  SALOMON 3-MONTH T-BILL** SALOMON 6-MONTH T-BILL****
INCEPTION           $10,000                 $10,000                 $10,000
      1993          $10,285                 $10,256                 $10,273
      1994          $10,660                 $10,621                 $10,650
      1995          $11,301                 $11,213                 $11,271
      1996          $11,948                 $11,813                 $11,888

PERFORMANCE REVIEW

The Fund had a one year return of 5.73% for the fiscal year ended August 31, 1996. Although the Fund is not a money market fund, it is managed in a manner to provide higher returns than typically available from a money fund, without substantially increasing duration risk. The Fund outperformed its benchmarks, the Salomon Brothers 3-Month and 6-Month Treasury Bill Indexes of 5.35% and 5.47%, respectively by 0.38 and 0.26 percentage points.

During the period since the last fiscal year, the Fund adopted a policy to use the Salomon Brothers 3-Month Treasury Bill Index as its broad-based benchmark versus the Salomon Brothers 1-Year Treasury Bill Index. The duration of the 3-Month Index more closely approximates the targeted duration of the Fund. This Index is a better representation for reporting performance and risk than the 1-Year index.

The assets of the Fund declined from $1.45 billion last year end to approximately $920 million by August 31, 1996. This decline largely represented temporary shifts away from enhanced cash investment during the rising interest rate environment of the last several months.

SEVEN SEAS SERIES YIELD PLUS FUND

  Period Ended             Growth of             Total
    08/31/96                $10,000              Return
-----------------       --------------         ----------
1 Year                   $    10,573              5.73%
Inception                $    11,948              4.79%+

SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

  Period Ended             Growth of             Total
    08/31/96                $10,000              Return
-----------------       --------------         ----------
1 Year                   $    10,535              5.35%
Inception                $    11,813              4.44%+

NARROWLY BASED INDEX:
SALOMON BROTHERS 6-MONTH TREASURY BILL INDEX

  Period Ended             Growth of             Total
    08/31/96                $10,000              Return
-----------------       --------------         ----------
1 Year                   $    10,547              5.47%
Inception                $    11,888              4.62%+


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION


PORTFOLIO HIGHLIGHTS

In the last year, fixed income yields held low through February 1996 by recessionary fears, gave way to higher bond yields fueled by better than expected economic growth in the second half of the year. Last December and January, two interest rate moves of 25 basis points each brought the Fed Funds' target rate down to 5.25%, where it remained for the rest of the year. Despite this relatively quiet Fed activity, short-term interest rates traded in a wide range. One- and three-month LIBOR (London Interbank Offering Rate) dropped close to 70 basis points before rising in March. One year LIBOR fell 110 basis points to 4.99% in February, but closed the year at 6.31%, 20 basis points higher than it started. Similarly, one-year Treasuries traded from 5.97% down to 4.79% and back up to 5.91% by the end of August.

These dramatic shifts in short-term interest rates reflected the market's anticipation of Federal Reserve moves, which proved more volatile than the actual Fed activity done.

As a short-term investment fund, the Fund maintains a portfolio duration approximating the 90 day maximum average maturity permitted for SEC-registered money market funds. The securities held in the Fund are typically securities which would not be eligible for money market investments primarily because they have longer maturities than those permitted in a money market fund. Duration is controlled through interest rate reset features on certain investments and hedging in the futures market. By pursuing this strategy, the Fund is able to capitalize on the greater credit and maturity risk premiums available in longer-term securities while limiting duration risk. This type of investment strategy allows the Fund to avoid the overwhelming demand for short-term securities from money market type funds.

The Fund continues to focus its investments on high quality fixed and floating rate corporate bonds and fixed and floating rate AAA-rated asset-backed securities. Specific securities are selected based on relative value analysis. The Fund is actively traded to reposition itself and take advantage of market inefficiencies.

The Fund's ten largest issuers comprised 55.7% of the portfolio. Within this group, 30.9% represented asset-backed securities, and 25.3% represented corporate bonds and notes.


          TOP TEN ISSUERS
          (AS A PERCENT OF TOTAL INVESTMENTS)          AUGUST 31, 1996

          Superior Wholesale Inventory
            Financing Trust                                   7.6%

          Carco Auto Loan Master Trust                        6.5

          Premier Auto Trust                                  6.4

          MBNA Master Credit Card Trust II                    5.3

          Merrill Lynch & Co., Inc.                           5.2

          Advanta Credit Card Master Trust                    5.1

          Associates Corp. North America                      5.1

          Wells Fargo & Co.                                   5.1

          NationsBank Corp.                                   4.8

          Den Danske Grand Cayman                             4.6

                              --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH
AND TABLE ON THE PRECEDING PAGE.

     *The Fund commenced operations on November 9, 1992. Index comparisons began
      November 1, 1992.

    ++Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

  ++++The total return calculated for the Salomon Brothers 6-Month Treasury
      Bills Index includes principal gain or loss, income and reinvestment of proceeds. The Index is based on a rolling maturity concept and holding the bond to maturity. For example, the Index will continue, at any point, issues with 1-6 months of remaining maturity.

     +Annualized



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Yield Plus Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period November 9, 1992 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period November 9, 1992 (commencement of operations) to August 31, 1993 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------
LONG-TERM INVESTMENTS - 90.5%
ASSET-BACKED SECURITIES - 42.9%
Advanta Credit Card Master Trust
  Series 1993-4 Class A
    5.570% due 12/31/00(b)                             $   5,000      $   5,013
  Series 1995-F Class A2
    5.611% due 08/01/03 (b)                               15,000         15,023
Advanta Credit Card Master Trust II
  Series 1995-D Class A1
    5.611% due 02/01/04 (b)                               25,000         25,023
Carco Auto Loan Master Trust
  Series 1992-2 Class A
    5.787% due 09/15/99 (b)                               12,150         12,184
  Series 1993-1 Class A
    5.717% due 01/18/00 (b)                               10,000         10,028
  Series 1995-1 Class A
    5.581% due 06/15/00 (b)                               35,000         35,044
Case Equipment Loan Trust
  Series 1993 Class A
    4.300% due 05/15/99                                      823            803
  Series 1994-A Class A2
    4.650% due 08/15/99                                    4,219          4,172
  Series 1996-A Class A2
    5.500% due 02/15/03                                    7,500          7,407
First Chicago Master Trust II
  Series 1995-N Class A
    5.581% due 12/15/00 (b)                                5,000          5,006
Ford Credit Auto Loan Master Trust
  Series 1992-2 Class A
    7.375% due 04/15/99                                   13,300         13,404
  Series 1994-1 Class A
    5.687% due 07/15/01 (b)                               15,050         15,088
Household Affinity Credit Card
  Master Trust I
  Series 1994-1 Class A
    5.571% due 05/15/01 (b)                               17,400         17,411
Main Place Funding Corp.
  Series 1995-1
    5.616% due 07/17/98 (b)                               25,000         25,000
MBNA Master Credit Card Trust II
  Series 1994-D Class A
    5.570% due 03/15/00 (b)                               12,000         12,015
  Series 1995-I Class A
    5.591% due 03/15/03 (b)                               35,000         35,065
NationsBank Auto Grantor Trust
  Series 1995-A Class A
    5.850% due 06/15/02                                    5,098          5,074
Premier Auto Trust
  Series 1993-6 Class A2
    4.650% due 11/02/99                                    5,746          5,656
  Series 1993-6 Class A3
    5.668% due 11/02/99 (b)                               13,729         13,739
  Series 1994-4 Class A-3
    6.200% due 10/02/97                                    2,937          2,938
  Series 1995-1 Class A3
    7.700% due 01/04/98                                   10,594         10,617
  Series 1995-4 Class A2
    5.511% due 04/06/98 (b)                               13,409         13,409
  Series 1995-4 Class A3
    5.900% due 07/06/99                                   10,000          9,982
Standard Credit Card Master Trust I
  Series 1995-11 Class A
    5.590% due 11/15/00 (b)                               34,000         34,000
Superior Wholesale Inventory
  Financing Trust
  Series 1995-A Class A
    5.551% due 08/15/00 (b)                               67,400         67,400
                                                                      ---------

                                                                        400,501
                                                                      ---------

CORPORATE BONDS AND
NOTES - 44.2%
Associates Corp. of North America
    6.625% due 07/15/99                                   45,000         44,853
Beneficial Corp. (MTN)
    6.030% due 06/17/97                                   17,000         16,985


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------
CIT Group Holdings, Inc.
    5.625% due 04/01/98                                $  10,000      $   9,859
CIT Group Holdings, Inc. (MTN)
    5.460% due 05/19/97 (b)                                5,650          5,642
Commercial Credit Group, Inc.
    5.500% due 05/15/98                                    5,000          4,892
CoreStates Capital Corp. (MTN)
    5.409% due 09/17/97 (b)                               15,000         15,012
Dean Witter Discover & Co.
    5.469% due 08/10/98 (b)                                5,000          4,995
Dean Witter Discover & Co. (MTN)
    5.629% due 09/29/97 (b)                               20,000         20,025
First Bank Systems, Inc. (MTN)
    5.479% due 03/19/97 (b)                                6,000          6,001
First Bank Systems, Inc. (MTN)
  Series F
    5.569% due 10/21/98 (b)                               15,000         15,015
First Chicago Corp. (MTN)
    5.835% due 12/13/99 (b)                                5,000          5,015
First Union Corp.
    5.679% due 02/24/98 (b)                               25,000         25,032
Ford Motor Credit Co. (MTN)
    5.840% due 10/21/97 (b)                               10,000         10,022
    5.867% due 11/01/97 (b)                               15,000         15,033
    6.420% due 02/04/98                                   10,000          9,996
    5.750% due 02/22/99 (b)                                5,000          5,012
General Electric Capital Corp. (MTN)
    5.460% due 08/11/97 (b)                                4,000          4,000
General Motors Acceptance
  Corp. (MTN)
    7.875% due 02/28/97                                    5,400          5,449
Household Finance Co. (MTN)
    5.510% due 08/04/97 (b)                                5,000          4,989
    7.910% due 02/06/98                                   10,000         10,197
    5.591% due 07/06/98 (b)                               10,000         10,013
Household International, Inc.
    5.671% due 05/27/97 (b)                                6,000          6,005
Merrill Lynch & Co., Inc. (MTN)
    5.832% due 02/05/99 (b)                               15,000         15,009
    5.900% due 02/15/00 (b)                               16,000         16,080
Merrill Lynch & Co. Inc. (MTN)
  Series B
    5.860% due 01/22/99 (b)                               15,000         15,010
NationsBank Corp. (MTN)
    5.592% due 08/25/98 (b)                               37,500         37,502
    5.802% due 11/18/99 (b)                                5,000          4,999
Sears Roebuck & Co. (MTN)
    5.579% due 11/14/97 (b)                               25,000         25,058
Wells Fargo & Co. (MTN)
    5.600% due 12/29/97 (b)                               30,000         29,988
    5.637% due 07/01/98 (b)                               15,000         14,942
                                                                      ---------

                                                                        412,630
                                                                      ---------

EURODOLLAR BONDS - 1.6%

BankAmerica Corp.
    5.875% due 02/19/97 (b)                                5,000          5,009
PepsiCo, Inc. (MTN)
    7.750% due 02/28/97                                    5,000          5,038
    8.000% due 12/28/97                                    5,000          5,096
                                                                      ---------

                                                                         15,143
                                                                      ---------

UNITED STATES GOVERNMENT
AGENCIES - 0.4%
Student Loan Marketing Association
  Series 1995-1 Class A1
    5.785% due 04/26/04 (b)                                4,030          4,034
                                                                      ---------

                                                                          4,034
                                                                      ---------

UNITED STATES GOVERNMENT
TREASURIES - 1.4%
United States Treasury Notes
    5.625% due 06/30/97                                      500            499
    5.875% due 04/30/98                                    5,580          5,547


10 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

    5.500% due 11/15/98                                $   2,000      $   1,963
    6.250% due 08/31/00                                    5,000          4,926
                                                                      ---------

                                                                         12,935
                                                                      ---------

TOTAL LONG-TERM INVESTMENTS
(cost $845,251)                                                         845,243
                                                                      ---------

SHORT-TERM INVESTMENTS - 4.5%
Den Danske Grand Cayman - ETD
    5.312% due 09/03/96 (a)(d)                            40,794         40,794
Federal Home Loan Bank
  Consolidated Discount Notes
    5.345% due 10/23/96 (a)(c)(d)                          1,000            992
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $41,786)                                                           41,786
                                                                      ---------

TOTAL INVESTMENTS
(identified cost $887,037)(e) - 95.0%                                   887,029


OTHER ASSETS AND LIABILITIES,
Net - 5.0%                                                               46,456
                                                                      ---------

NET ASSETS - 100.0%                                                   $ 933,485
                                                                      ---------
                                                                      ---------



(a) Rate noted is yield-to-maturity.
(b) Adjustable or floating-rate securities.
(c) Held as collateral by the custodian in connection with futures contracts sold short by the Fund.
(d) At cost, which appoximates market.
(e) See Note 2 for federal income tax information.

ABBREVIATIONS:
ETD - Eurodollar Time Deposit.
MTN - Medium Term Note.

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                       ---------  --------------
FUTURES CONTRACTS
SOLD SHORT (NOTES 2 AND 3)
Eurodollar Futures Contract
  Expiration date 09/96                                      102  $         203
Eurodollar Futures Contract
  Expiration date 12/96                                       84            281
Eurodollar Futures Contract
  Expiration date 03/97                                       85              5
Eurodollar Futures Contract
  Expiration date 12/97                                       15             53
Eurodollar Futures Contract
  Expiration date 12/98                                      100              7
                                                                  -------------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
   Contracts Sold Short (*)                                       $         549
                                                                  -------------
                                                                  -------------

(*) At August 31, 1996, Federal Home Loan Bank
    Consolidated Discount Notes valued at $992 were held as collateral by the custodian in connection with open futures contracts sold short by the Fund.


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $887,036,917)(Note 2) . . . . . . . . . . . .    $887,028,528
   Receivables:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,180,449
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33,916,002
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,061,765
   Daily variation margin on futures contracts (Notes 2 and 3) . . . . . . . . . . .          98,725
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,075
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .          10,156
                                                                                        ------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     934,308,700

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     138,202
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .         411,567
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .         266,581
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .           7,732
                                                                       -------------
      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         824,082
                                                                                        ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $933,484,618
                                                                                        ------------
                                                                                        ------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .    $      1,180
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .      (2,540,373)
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (8,389)
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         549,200
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .          93,362
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     935,389,638
                                                                                        ------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $933,484,618
                                                                                        ------------
                                                                                        ------------

Net asset value, offering and redemption price per share
   ($933,484,618 divided by 93,361,775 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .       $10.00
                                                                                        ------------
                                                                                        ------------

The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

Investment Income
Income:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 82,328,367

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .   $   3,461,407
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .         384,596
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .         260,299
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .         256,977
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .          37,621
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . .          30,357
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .         320,725
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .          75,673
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .          65,299
   Amortization of deferred organization expenses. . . . . . . . . .           8,568
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .          52,656
                                                                       -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,954,178
                                                                                        ------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      77,374,189
                                                                                        ------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,020,779
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,203,274)
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,400

Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,375,306)
   Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,532,975
   Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (24,400)
                                                                                        ------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .          (9,826)
                                                                                        ------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .
                                                                                        $ 77,364,363
                                                                                        ------------
                                                                                        ------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                  1996                1995
                                                                            --------------      --------------
Increase (Decrease) in Net Assets
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .      $   77,374,189      $   73,436,453
   Net realized gain (loss) from:
      Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .           3,020,779          (1,862,940)
      Futures contracts. . . . . . . . . . . . . . . . . . . . . . . .          (2,203,274)           (451,766)
      Options written. . . . . . . . . . . . . . . . . . . . . . . . .              39,400             (49,325)
   Net change in unrealized appreciation or depreciation of:
      Investments. . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,375,306)          5,828,065
      Futures contracts. . . . . . . . . . . . . . . . . . . . . . . .           1,532,975          (1,937,250)
      Options written. . . . . . . . . . . . . . . . . . . . . . . . .             (24,400)             24,400
                                                                            --------------      --------------
Net increase (decrease) in net assets resulting from operations. . . .          77,364,363          74,987,637

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .         (77,330,064)        (73,436,453)
   In excess of net investment income. . . . . . . . . . . . . . . . .                  --             (46,394)
   In excess of net realized gain on investments . . . . . . . . . . .                  --          (1,122,354)
Increase (decrease) in net assets from Fund share transactions . . . .        (513,646,970)         88,251,273
                                                                            --------------      --------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .        (513,612,671)         88,633,709
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .       1,447,097,289       1,358,463,580
                                                                            --------------      --------------
NET ASSETS AT END OF YEAR
   (including undistributed net investment income of $1,180 and accumulated distributions in excess of net investment income
   of $46,394, respectively) . . . . . . . . . . . . . . . . . . . . .      $  933,484,618      $1,447,097,289
                                                                            --------------      --------------
                                                                            --------------      --------------


FUND SHARE TRANSACTIONS                                 1996                               1995
                                         ---------------------------------   ---------------------------------
                                              SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------------   ---------------   ---------------   ---------------
Fund shares sold . . . . . . . . . . .       147,331,895   $ 1,473,440,740       144,902,377   $ 1,447,298,600
Fund shares issued to shareholders
   in reinvestments of distributions .         7,635,703        76,373,328         7,206,031        71,958,014
Fund shares redeemed . . . . . . . . .      (206,334,762)   (2,063,461,038)     (143,360,605)   (1,431,005,341)
                                         ---------------   ---------------   ---------------   ---------------

Net increase (decrease). . . . . . . .       (51,367,164)  $  (513,646,970)        8,747,803   $    88,251,273
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND


                                                                                                              FINANCIAL HIGHLIGHTS

                                  The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                1996                1995                1994                1993*
                                                            -----------         -----------         -----------         -----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . .    $     10.00         $      9.99         $     10.01         $     10.00
                                                            -----------         -----------         -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . .            .56                 .56                 .38                 .27
   Net realized and unrealized
      gain (loss) on investments . . . . . . . . . . . .            .00                 .02                (.02)                .01
                                                            -----------         -----------         -----------         -----------

   Total Income From Investment Operations . . . . . . .            .56                 .58                 .36                 .28
                                                            -----------         -----------         -----------         -----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . .           (.56)               (.56)               (.38)               (.27)
   In excess of net investment income. . . . . . . . . .             --                (.00)                 --                  --
   In excess of net realized gain on investments . . . .             --                (.01)                 --                  --
                                                            -----------         -----------         -----------         -----------

   Total Distributions . . . . . . . . . . . . . . . . .           (.56)               (.57)               (.38)               (.27)
                                                            -----------         -----------         -----------         -----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . .    $     10.00         $     10.00         $      9.99         $     10.01
                                                            -----------         -----------         -----------         -----------
                                                            -----------         -----------         -----------         -----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . .           5.73                6.01                3.65                2.85

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b). .            .36                 .38                 .35                 .38
   Net investment income to average net assets (b) . . .           5.59                5.64                3.82                3.54
   Portfolio turnover (b). . . . . . . . . . . . . . . .          97.05              199.69              142.68              137.86
   Net assets, end of year ($000 omitted). . . . . . . .        933,485           1,447,097           1,358,464             589,594
   Per share amount of fees waived ($ omitted) . . . . .             --                  --                  --              .00042

*   For the period November 9, 1992 (commencement of operations) to
    August 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1993 are annualized.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME:  Interest income is recorded daily on the accrual basis.


16 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1996, the Fund had a net tax basis capital loss carryover of $1,797,175, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:


                                                             NET
                                                          UNREALIZED
      FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
          COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     --------------   --------------   --------------   --------------
     $ 887,230,915    $      647,203   $     (849,590)  $     (202,387)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives


                                                                Annual Report 17

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

     The Fund typically uses derivatives for hedging purposes. Hedging techniques are utilized by the Fund to limit or control risks, such as adverse movements in interest rates. The primary risk associated with options and futures is generally categorized as market risk.

     OPTIONS: The Fund may purchase and sell (write) call and put options on securities, securities indexes, and futures, provided such options are traded on a national securities exchange or in an over-the-counter market. The Fund may also purchase and sell put and call options on foreign currencies.

     When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of an option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

     The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of those instruments reflect the extent of the Fund exposure to off-balance-sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.


18 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations, short-term investments, futures and options contracts, and repurchase agreements aggregated to $954,934,781, $1,367,337,818, and $18,000,000, respectively.

     For the year ended August 31, 1996, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures and option contracts, and repurchase agreements aggregated to $294,627,893 and $297,797,789, respectively.

     OPTIONS: Fund transactions in written options for the year ended August 31, 1996 were as follows:

                                                   CALL OPTIONS
                                               --------------------
                                               NUMBER OF   PREMIUMS
                                               CONTRACTS   RECEIVED
                                               ---------   --------
     Outstanding at August 31, 1995                  100   $ 39,400
     Written                                          --         --
     Terminated                                     (100)   (39,400)
                                               ---------   --------
     Outstanding at August 31, 1996                   --   $     --
                                               ---------   --------
                                               ---------   --------

     FUTURES TRANSACTIONS: Fund transactions in futures contracts during the year ended August 31, 1996 were as follows:


                                            FUTURES CONTRACTS                  FUTURES CONTRACTS
                                                SOLD SHORT                          PURCHASED
                                        ----------------------------       ----------------------------
                                                         AGGREGATE                          AGGREGATE
                                        NUMBER OF      FACE VALUE OF       NUMBER OF      FACE VALUE OF
                                        CONTRACTS      CONTRACTS (1)       CONTRACTS      CONTRACTS (1)
                                        ---------    ---------------       ---------      -------------
     Outstanding at August 31, 1995         1,027    $   963,425,600              --      $          --
     Contracts opened                       2,509      2,378,036,000             429        405,446,800
     Contracts closed                      (3,150)    (2,977,573,400)           (429)      (405,446,800)
                                        ---------    ---------------       ---------      -------------
     Outstanding at August 31, 1996           386    $   363,888,200              --      $          --
                                        ---------    ---------------       ---------      -------------
                                        ---------    ---------------       ---------      -------------

(1) The aggregate face value of contracts is computed on the date each contract was opened. Three month Eurodollar financial futures contracts have a notional face amount of $1,000,000 and an equivalent duration of 13 weeks or .25 years.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $319,625 and $1,100 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


20 Annual Report

THE SEVEN SEAS SERIES
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                 $  226,731
          Administration fees                5,687
          Custodian fees                     8,198
          Distribution fees                  4,623
          Shareholder servicing fees         2,746
          Transfer agent fees                4,997
          Trustees' fees                    13,599
                                        ----------
                                        $  266,581
                                        ----------
                                        ----------


                                                                Annual Report 21

THE SEVEN SEAS SERIES YIELD PLUS FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


22 Annual Report

                   THE SEVEN SEAS SERIES FUND-Registered Trademark-


                            US TREASURY MONEY MARKET FUND
                               PRIME MONEY MARKET FUND


                                   August 31, 1996

                                    Annual Report


                                  Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .  10

US Treasury Money Market Fund Financial Statements . . . . . . . . . . . .  11

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Prime Money Market Fund Financial Statements . . . . . . . . . . . . . . .  16

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  23

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  27


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUNDS, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES US TREASURY AND PRIME MONEY MARKET FUNDS

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the US Treasury and Prime Money Market Funds. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,


/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer



4 Annual Report

THE SEVEN SEAS SERIES US TREASURY AND PRIME MONEY MARKET FUNDS

MANAGEMENT OF THE FUNDS




                                     [Photograph]



                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the US Treasury and Prime Money Market Funds since her arrival at State Street in February 1994. Ms. Williams is the Mutual Funds Unit Head responsible for oversight of money market and other short-term funds. Prior to joining State Street, she was a portfolio manager with PNC Bank and the Calvert Group. There are seven other portfolio managers working with Ms. Williams in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES US TREASURY AND PRIME MONEY MARKET FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN:  Obligations issued, guaranteed, or backed by the US Government.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                       [Graph]



  DATES        US TREASURY MONEY MARKET FUND        SALOMON BROTHERS 3-MONTH T-BILL INDEX**
Inception*                           $10,000                                      $10,000
      1994                           $10,251                                      $10,277
      1995                           $10,813                                      $10,851
      1996                           $11,399                                      $11,431


PERFORMANCE REVIEW

In the last year, fixed income yields held low through February 1996 by recessionary fears, gave way to higher bond yields fueled by better than expected economic growth in the second half of the year. Last December and January, two interest rate moves of 25 basis points each brought the Fed Funds' target rate down to 5.25%, where it remained for the rest of the year. Despite this relatively quiet Fed activity, short-term interest rates traded in a wide range. One- and three-month LIBOR (London Interbank Offering Rate) dropped close to 70 basis points before rising in March. One year LIBOR fell 110 basis points to 4.99% in February, but closed the year at 6.31%, 20 basis points higher than it started. Similarly, one-year Treasuries traded from 5.97% down to 4.79% and back up to 5.91% by the end of August. These dramatic shifts in short-term interest rates reflected the market's anticipation of Federal Reserve moves, which proved much more volatile than the actual Fed activity.


THE SEVEN SEAS SERIES US TREASURY MONEY MARKET FUND

  Period Ended            Growth of               Total
    08/31/96               $10,000               Return
------------------   ------------------   ------------------
1 Year                 $     10,542               5.42%
Inception              $     11,399               4.88%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

  Period Ended            Growth of               Total
    08/31/96               $10,000               Return
------------------   ------------------   ------------------
1 Year                 $     10,535                5.35%
Inception              $     11,431                4.98%+


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES US TREASURY MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



The Seven Seas Series US Treasury Money Market Fund had a one year return of 5.42% for the year ended August 31, 1996. This compares favorably to the Salomon Brothers 3-Month Treasury Bill Index return of 5.35% for the same one year period. The performance of the Fund is net of actual expenses, whereas the return of the Index does not include expenses of any kind.

PORTFOLIO HIGHLIGHTS
The Fund's assets grew from $161 million to $189 million over the year. The growth of new assets may be attributed to the Fund's receipt of a AAAm rating from Standard & Poor's Corporation. This rating corresponds with the underlying investments and the management style of the Fund. The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in obligations of or backed by the US Government.

The rating of mutual funds are opinions of the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. They usually require investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law.

Despite Federal Reserve policy remaining relatively stable over the period, the market traded in wider ranges depending on the perception for the next move in interest rates. As such, there were opportunities to extend the maturity of the Fund during weakness in the market to enhance the Fund's yield. The average maturity ranged between 35 and 55 days, well within parameters required by Standard & Poor's to maintain the AAAm rating.


                            -----------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

    *The Fund commenced operations on December 1, 1993. Index comparison also began on December 1, 1993.

   **Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

    +Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                 Annual Report 7

THE SEVEN SEAS SERIES PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments including certificates of deposit, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.




                                       [Graph]



  DATES       PRIME MONEY MARKET FUND    SALOMON BROTHERS 3-MONTH T-BILL INDEX**
Inception*                    $10,000                                  $10,000
      1994                    $10,209                                  $10,200
      1995                    $10,803                                  $10,769
      1996                    $11,409                                  $11,344


PERFORMANCE REVIEW

In the last year, fixed income yields held low through February 1996 by recessionary fears, gave way to higher bond yields fueled by better than expected economic growth in the second half of the year. Last December and January, two interest rate moves of 25 basis points each brought the Fed Funds' target rate down to 5.25%, where it remained for the rest of the year. Despite this relatively quiet Fed activity, short-term interest rates traded in a wide range. One- and three-month LIBOR (London Interbank Offering Rate) dropped close to 70 basis points before rising in March. One year LIBOR fell 110 basis points to 4.99% in February, but closed the year at 6.31%, 20 basis points higher than it started. Similarly, one-year Treasuries traded from 5.97% down to 4.79% and back up to 5.91% at the end of August. These dramatic shifts in short-term interest rates reflected the market's anticipation of Federal Reserve moves, which proved more volatile than the actual Fed activity.


SEVEN SEAS SERIES PRIME MONEY MARKET FUND

   Period Ended            Growth of             Total
    08/31/96                $10,000             Return
------------------   ------------------   ------------------
1 Year                  $     10,560             5.60%
Inception               $     11,409             5.37%+


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

  Period Ended            Growth of             Total
   08/31/96                $10,000              Return
------------------   ------------------   ------------------
1 Year                  $     10,535             5.35%
Inception               $     11,344             5.17%+


SEE RELATED NOTES ON PAGE 9.


8 Annual Report

THE SEVEN SEAS SERIES PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



The Fund experienced a period of very rapid growth with assets climbing to a high of over $2 billion in February 1996. Thereafter, assets declined as investors moved to higher yielding direct investments. The Fund returned 5.60% for the year ended August 31, 1996 as compared to the Salomon Brothers 3-Month Treasury Bill Index return of 5.35%. The performance return of the Fund is net of fund operating expenses whereas Index returns do not include fees or expenses of any kind. The Salomon Brothers Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

Despite the volatility of assets and heavy inflows during periods of declining rates and steady outflows during periods of rising rates fund performance remained strong and managed these swings by remaining in very liquid instruments. Average maturity was held shorter than comparable funds except during periods of heavy outflows.

Fund investments included floating rate and fixed rate notes based on relative value in the marketplace. A core holding of floating rate notes allowed the Fund to participate in attractive rates which reset with changes in interest rates. One- and three-month LIBOR were the preferred indices for the resets. A small percentage of Fund investments were linked to the Fed Funds and Prime rates.

In fiscal 1996, the Fund sought and received an Am rating from Standard & Poor's Corporation. The ratings of mutual funds are opinions on the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. Standard & Poor's usually require investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law. The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns.

The Fund's five largest holdings by investment type represented 95.3% of the portfolio with 47.8% of the Fund in shorter-term corporate bonds and notes. This was followed by Eurodollar time deposits and US Government securities, respectively.


         TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
         AS A PERCENT OF TOTAL INVESTMENTS)             AUGUST 31, 1996

         Corporate Bonds and Notes                            47.8%

         Eurodollar Time Deposits                             19.4

         United States Government Agencies                    14.6

         Repurchase Agreements                                 8.7

         Yankee Certificates of Deposit                        4.8


                             --------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

    *The Fund commenced operations on February 22, 1994. Index comparison began March 1, 1994.

   **Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

    +Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                 Annual Report 9

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the Funds of The Seven Seas Series Fund (in this report comprised of US Treasury Money Market and Prime Money Market Funds (the "Funds")), as of August 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of August 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996



10 Annual Report

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET FUND


                                                                                                STATEMENT OF NET ASSETS
                                                                                                        August 31, 1996

                                                                         PRINCIPAL                 DATE
                                                                          AMOUNT                    OF         VALUE
                                                                           (000)         RATE     MATURITY     (000)
                                                                        -----------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 32.5%
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .    $   13,000       5.220%   09/17/96  $   12,973
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .         5,000       5.245    09/17/96       4,990
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .         3,400       5.271    09/17/96       3,393
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .        10,000       5.409    12/05/96       9,863
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .         5,000       4.979    03/06/97       4,871
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .           400       5.610    05/01/97         386
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .           400       5.611    05/01/97         386
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .         5,000       5.610    05/29/97       4,801
United States Treasury Bills . . . . . . . . . . . . . . . . . . . .         5,000       5.460    08/21/97       4,731
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .         5,000       7.500    01/31/97       5,053
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .         5,000       6.625    03/31/97       5,031
United States Treasury Notes . . . . . . . . . . . . . . . . . . . .         5,000       6.500    04/30/97       5,028
                                                                                                            ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES - (cost $61,506) . . . . .                                            61,506
                                                                                                            ----------

TOTAL INVESTMENTS (amortized cost $61,506) - 32.5% . . . . . . . . .                                            61,506
                                                                                                            ----------

REPURCHASE AGREEMENTS - 46.6%
Agreement with Bankers Trust of $44,000
   acquired August 30, 1996 at 5.280% to be repurchased at $44,026 on September 3, 1996, collateralized by:
      $43,935 United States Treasury Notes,
         7.250% due 11/30/96 valued at $44,892 . . . . . . . . . . .                                            44,000

Agreement with Union Bank of Switzerland of $44,000
   acquired August 30, 1996 at 5.280% to be repurchased at $44,026 on September 3, 1996, collateralized by:
      $44,272 United States Treasury Notes,
         7.500% due 01/31/97 valued at $44,881 . . . . . . . . . . .                                            44,000
                                                                                                            ----------

TOTAL REPURCHASE AGREEMENTS (cost $88,000) . . . . . . . . . . . . .                                            88,000
                                                                                                            ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $149,506)(a) - 79.1% . . . . . . . . . . . . . . . . . . . . .                                           149,506
                                                                                                            ----------

OTHER ASSETS AND LIABILITIES, Net - 20.9% (Note 3) . . . . . . . . .                                            39,498
                                                                                                            ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                        $  189,004
                                                                                                            ----------
                                                                                                            ----------

(a) The identified cost for federal income tax purposes is the same as shown above.

The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at amortized cost which approximates market (Note 2)  . . . . . . . . .    $  61,506,366
Repurchase agreements (cost $88,000,000)(Note 2)  . . . . . . . . . . . . . . . . .       88,000,000
Receivables:
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,226,793
  Investments matured (Note 3). . . . . . . . . . . . . . . . . . . . . . . . . . .       59,425,000
  From Adviser (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           43,511
Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,465
Deferred organization expenses (Note 2) . . . . . . . . . . . . . . . . . . . . . .           24,125
                                                                                       -------------

    Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      211,231,260

LIABILITIES
Payables (Note 4):
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     824,041
  Investments purchased. . . . . . . . . . . . . . . . . . . . . .       21,356,440
  Accrued fees to affiliates and trustees. . . . . . . . . . . . .           19,286
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . .           27,550
                                                                      -------------

    Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       22,227,317
                                                                                       -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 189,003,943
                                                                                       -------------
                                                                                       -------------
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . .    $     (99,944)
Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . .          189,115
Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      188,914,772
                                                                                       -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 189,003,943
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
  ($189,003,943 divided by 189,115,148 shares of $.001
  par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .        $1.00
                                                                                       -------------
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET FUND


                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  10,254,777

Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . .   $     466,951
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . .          53,003
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .          72,973
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . .          22,784
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . .          15,333
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . .          47,066
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . .           8,180
  Amortization of deferred organization expenses . . . . . . . . .          10,757
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .          12,123
                                                                     -------------

  Expenses before reimbursements . . . . . . . . . . . . . . . . .         709,170
  Expenses reimbursed by Adviser . . . . . . . . . . . . . . . . .        (335,610)
                                                                     -------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          373,560
                                                                                      -------------

Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,881,217
                                                                                      -------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . .           73,973
                                                                                      -------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . .    $   9,955,190
                                                                                      -------------
                                                                                      -------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET FUND


                                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                               For the Fiscal Years Ended August 31,


                                                                            1996           1995
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .   $   9,881,217  $   9,954,307
  Net realized gain (loss) from investments. . . . . . . . . . . . .          73,973         89,724
                                                                       -------------  -------------

Net increase (decrease) in net assets resulting from operations. . .       9,955,190     10,044,031

Distributions to shareholders from net investment income . . . . . .      (9,880,916)    (9,954,307)
Increase (decrease) in net assets from Fund share transactions . . .      28,036,991      5,945,016
                                                                       -------------  -------------


INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .      28,111,265      6,034,740
Net assets at beginning of year. . . . . . . . . . . . . . . . . . .     160,892,678    154,857,938
                                                                       -------------  -------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . .   $ 189,003,943  $ 160,892,678
                                                                       -------------  -------------
                                                                       -------------  -------------


FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .     349,834,136    775,196,955
Fund shares issued to shareholders in reinvestments of distributions       1,235,206      2,433,268
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .    (323,032,351)  (771,685,207)
                                                                       -------------  -------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . .      28,036,991      5,945,016
                                                                       -------------  -------------
                                                                       -------------  -------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET FUND


                                                                                               FINANCIAL HIGHLIGHTS

                  The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.


                                                                            1996           1995            1994*
                                                                       -------------  -------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . .   $      1.0000  $      1.0000   $     1.0000
                                                                       -------------  -------------   ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .           .0529          .0536          .0249
                                                                       -------------  -------------   ------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .          (.0529)        (.0536)        (.0249)
                                                                       -------------  -------------   ------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . .   $      1.0000  $      1.0000   $     1.0000
                                                                       -------------  -------------   ------------
                                                                       -------------  -------------   ------------


TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . .            5.42           5.48           2.51

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). . . . . . .             .20            .13            .13
  Operating expenses, gross, to average net assets (b)(c). . . . . .             .38            .39            .38
  Net investment income to average net assets (b). . . . . . . . . .            5.29           5.38           3.28
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . .         189,004        160,893        154,858
  Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . .           .0018             --             --
  Per share amount of fees waived ($ omitted). . . . . . . . . . . .              --          .0018          .0019



 * For the period December 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND


                                                                                 STATEMENT OF NET ASSETS
                                                                                         August 31, 1996

                                                             PRINCIPAL              DATE
                                                               AMOUNT                OF         VALUE
                                                               (000)       RATE    MATURITY     (000)
                                                             ------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT - 2.3%
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . .   $ 25,000     5.080%   02/28/97  $   24,938
                                                                                             ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $24,938). .                                       24,938
                                                                                             ----------

CORPORATE BONDS AND NOTES - 50.4%
AIG Corp. (MTN)(a).. . . . . . . . . . . . . . . . . . . .     26,000     5.738    01/15/97      26,000
Associates Corp. (MTN) . . . . . . . . . . . . . . . . . .      5,000     4.500    09/30/96       4,995
Avco Financial Services, Inc.. . . . . . . . . . . . . . .      8,500     7.500    11/15/96       8,537
BankAmerica Corp. (Illinois) . . . . . . . . . . . . . . .     12,900     5.700    05/28/97      12,877
BankAmerica National Trust & Savings Association . . . . .     10,000     5.070    01/29/97       9,998
Bayerische Landesbank (a). . . . . . . . . . . . . . . . .     50,000     5.292    01/15/97      49,987
CIT Group Holdings, Inc. (MTN)(a). . . . . . . . . . . . .     25,000     5.300    10/30/96      24,996
Citicorp (MTN)(a). . . . . . . . . . . . . . . . . . . . .      5,000     5.765    12/09/96       5,003
Comercia Bank, Michigan (a). . . . . . . . . . . . . . . .     50,000     5.394    02/14/97      50,000
Dean Witter Discover & Co. (MTN)(a). . . . . . . . . . . .      5,000     5.610    11/15/96       5,002
Dean Witter Discover & Co. (MTN)(a). . . . . . . . . . . .     10,000     5.762    11/22/96      10,003
Dean Witter Discover & Co. (MTN)(a). . . . . . . . . . . .      3,800     5.772    01/15/97       3,802
Dean Witter Discover & Co. (MTN)(a). . . . . . . . . . . .     10,000     5.610    03/03/97      10,009
FCC National Bank (MTN)(a) . . . . . . . . . . . . . . . .     20,000     5.300    11/06/96      19,997
FCC National Bank (MTN)(a) . . . . . . . . . . . . . . . .     25,000     5.360    11/21/96      24,997
First Chicago Corp. (MTN)(a) . . . . . . . . . . . . . . .      5,000     5.727    12/10/96       5,001
Ford Motor Credit Co.. . . . . . . . . . . . . . . . . . .      6,000     8.000    12/01/96       6,034
General Electric Capital Corp. (MTN)(a). . . . . . . . . .     25,000     5.621    01/17/97      25,000
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . .     30,000     5.709    08/11/97      30,052
Household International, Inc. (MTN)(a) . . . . . . . . . .      5,000     5.672    05/27/97       5,005
IBM Credit Corp. (MTN) . . . . . . . . . . . . . . . . . .     25,000     5.750    10/28/96      24,998
IBM Credit Corp. (MTN) . . . . . . . . . . . . . . . . . .     10,000     5.450    04/01/97       9,990
Key Bank of New York (a) . . . . . . . . . . . . . . . . .     25,000     5.280    09/06/96      25,000
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . .     17,000     5.568    10/07/96      16,999
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . .     15,000     5.950    06/06/97      14,994
Norwest Corp. (MTN). . . . . . . . . . . . . . . . . . . .     25,000     4.960    02/20/97      25,000
Old Kent Bank & Trust Co. (MTN). . . . . . . . . . . . . .     12,500     7.500    01/31/97      12,609
PNC Bank . . . . . . . . . . . . . . . . . . . . . . . . .     20,000     5.650    09/18/96      20,002



16 Annual Report

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND

                                                                      STATEMENT OF NET ASSETS, CONTINUED
                                                                                         August 31, 1996


                                                              PRINCIPAL             DATE
                                                               AMOUNT                OF         VALUE
                                                               (000)       RATE    MATURITY     (000)
                                                             ------------------------------------------
Transamerica Financial Corp. . . . . . . . . . . . . . . .   $ 12,500     6.750%   08/15/97  $   12,591
Wachovia Bank (MTN)(a) . . . . . . . . . . . . . . . . . .     25,000     5.305    01/17/97      24,991
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . .     10,000     5.582    09/16/96      10,000
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . .      5,000     5.632    10/11/96       5,001
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . .     12,500     5.632    09/05/97      12,510
                                                                                             ----------

TOTAL CORPORATE BONDS AND NOTES (cost $551,980). . . . . .                                      551,980
                                                                                             ----------

DOMESTIC COMMERCIAL PAPER - 1.4%
General Electric Capital Corp. . . . . . . . . . . . . . .     15,000     5.280    09/12/96      14,976
                                                                                             ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $14,976) . . . . . .                                       14,976
                                                                                             ----------

FOREIGN COMMERCIAL PAPER - 1.4%
Woolwich Building Society. . . . . . . . . . . . . . . . .     15,000     5.430    10/29/96      14,869
                                                                                             ----------

TOTAL FOREIGN COMMERCIAL PAPER (cost $14,869). . . . . . .                                       14,869
                                                                                             ----------

EURODOLLAR TIME DEPOSITS - 20.4%
Caisse Des Depots. . . . . . . . . . . . . . . . . . . . .     50,000     5.281    09/03/96      50,000
Den Danske Bank  . . . . . . . . . . . . . . . . . . . . .     48,950     5.312    09/03/96      48,950
Harris Trust & Savings Bank. . . . . . . . . . . . . . . .     25,000     5.218    09/03/96      25,000
Republic National Bank . . . . . . . . . . . . . . . . . .     50,000     5.312    09/03/96      50,000
Union Bank of Switzerland, Grand Cayman. . . . . . . . . .     50,000     5.312    09/03/96      50,000
                                                                                             ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $223,950) . . . . . .                                      223,950
                                                                                             ----------

UNITED STATES GOVERNMENT AGENCIES - 15.4%
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . .     25,000     5.372    10/02/96      24,997
Federal Home Loan Mortgage Corp. . . . . . . . . . . . . .     15,000     5.640    08/28/97      14,963
Federal National Mortgage Association (a). . . . . . . . .     15,000     5.295    12/03/96      14,996
Federal National Mortgage Association  . . . . . . . . . .     10,000     4.780    02/14/97       9,996
Federal National Mortgage Association (a). . . . . . . . .     24,000     5.348    03/06/97      23,982
Federal National Mortgage Association (a). . . . . . . . .     30,000     5.252    04/15/97      29,981
Federal National Mortgage Association (a). . . . . . . . .     50,000     5.445    09/12/97      49,959
                                                                                             ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $168,874). .                                      168,874
                                                                                             ----------



                                                                Annual Report 17

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND


                                                                      STATEMENT OF NET ASSETS, CONTINUED
                                                                                         August 31, 1996

                                                              PRINCIPAL             DATE
                                                               AMOUNT                OF        VALUE
                                                                (000)      RATE    MATURITY    (000)
                                                             ------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 5.0%
Royal Bank of Canada . . . . . . . . . . . . . . . . . . .   $ 10,000     5.730%   08/13/97  $    9,977
Westpac. . . . . . . . . . . . . . . . . . . . . . . . . .     25,000     5.340    03/04/97      24,993
Westpac. . . . . . . . . . . . . . . . . . . . . . . . . .     20,000     5.610    04/02/97      19,998
                                                                                             ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $54,968). . . .                                       54,968
                                                                                             ----------

TOTAL INVESTMENTS (amortized cost $1,054,555) - 96.3%. . .                                    1,054,555
                                                                                             ----------

REPURCHASE AGREEMENTS - 9.1%
Agreement with UBS Securities, Inc. of $100,000
   Acquired August 30, 1996 at 5.280% to be repurchased
   at $100,059 on September 3, 1996, collateralized by:
      $102,902 United States Treasury Notes,
         4.750% due 08/31/98 valued at $102,294. . . . . .                                      100,000
                                                                                             ----------

TOTAL REPURCHASE AGREEMENTS (cost $100,000). . . . . . . .                                      100,000
                                                                                             ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 105.4%
(cost $1,154,555)(b) . . . . . . . . . . . . . . . . . . .                                    1,154,555

OTHER ASSETS AND LIABILITIES - (5.4%). . . . . . . . . . .                                     (58,924)
                                                                                             ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . .                                   $1,095,631
                                                                                             ----------
                                                                                             ----------



(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note.


The accompanying notes are an integral part of the financial statements.


18 Annual Report

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND


                                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                                                     August 31, 1996

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . .  $ 1,054,555,183
Repurchase agreements (identified cost $100,000,000)(Note 2) . . . . . . . . . . .      100,000,000
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,731,581
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,781
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . .           14,711
                                                                                    ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,163,318,256

LIABILITIES
Payables (Note 4):
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  4,895,613
  Investments purchased. . . . . . . . . . . . . . . . . . . . . .      62,592,188
  Accrued fees to affiliates and trustees. . . . . . . . . . . . .         185,700
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . .          13,482
                                                                   ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       67,686,983
                                                                                    ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,095,631,273
                                                                                    ---------------
                                                                                    ---------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . .  $       (82,654)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . .        1,095,725
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,094,618,202
                                                                                    ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,095,631,273
                                                                                    ---------------
                                                                                    ---------------
Net asset value, offering and redemption price per share
  ($1,095,631,273 divided by 1,095,725,470 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . .       $1.00
                                                                                    ---------------
                                                                                    ---------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND



                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  83,496,690

Expenses (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,221,865
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . .           429,434
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .           310,366
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . .           274,219
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . .            22,598
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . .            14,532
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . .           369,950
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . .             5,856
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . .            59,626
  Amortization of deferred organization expenses . . . . . . . . .             7,692
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .            55,239
                                                                      --------------

  Expenses before reimbursements . . . . . . . . . . . . . . . . .         3,771,377
  Expenses reimbursed by Adviser . . . . . . . . . . . . . . . . .          (809,259)
                                                                      --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,962,118
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      80,534,572
                                                                                       -------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (Notes 2 and 3). . . . . . . . . . . . . .        (124,029)
                                                                                       -------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .   $  80,410,543
                                                                                       -------------
                                                                                       -------------



The accompanying notes are an integral part of the financial statements.


20 Annual Report

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND


                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                         For the Fiscal Years Ended August 31,

                                                                                   1996              1995
                                                                            ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .  $   80,534,572    $    50,679,037
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . .         (124,029)           57,767
                                                                            ---------------   ---------------

Net increase in net assets resulting from operations . . . . . . . . . . .       80,410,543        50,736,804

Distributions to shareholders from net investment income . . . . . . . . .      (80,546,114)      (50,679,037)
Increase (decrease) in net assets from Fund share transactions . . . . . .       19,136,746       644,348,603
                                                                            ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .       19,001,175       644,406,370
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . .    1,076,630,098       432,223,728
                                                                            ---------------   ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,095,631,273   $ 1,076,630,098
                                                                            ---------------   ---------------
                                                                            ---------------   ---------------


FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    9,851,518,552     4,335,495,297
Fund shares issued to shareholders in reinvestments of distributions . . .       15,477,655         2,419,607
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . .   (9,847,859,461)   (3,693,566,301)
                                                                            ---------------   ---------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . .       19,136,746       644,348,603
                                                                            ---------------   ---------------
                                                                            ---------------   ---------------



The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
PRIME MONEY MARKET FUND


                                                                                               FINANCIAL HIGHLIGHTS

                  The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                             1996          1995           1994*
                                                                        ------------   ------------   ------------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . .    $     1.0000   $     1.0000   $     1.0000
                                                                        ------------   ------------   ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .           .0546          .0567          .0207
                                                                        ------------   ------------   ------------
LESS DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          (.0546)        (.0567)        (.0207)
                                                                        ------------   ------------   ------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . .    $     1.0000   $     1.0000   $     1.0000
                                                                        ------------   ------------   ------------
                                                                        ------------   ------------   ------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . .            5.60           5.82           2.09

RATIOS (%)/SUPPLEMENTAL DATA:
Operating expenses, net, to average net assets (b)(c). . . . . . . .             .20            .14            .16
Operating expenses, gross, to average net assets (b)(c). . . . . . .             .25            .27            .32
Net investment income to average net assets (b). . . . . . . . . . .            5.44           5.76           4.00
Net assets, end of year ($000 omitted) . . . . . . . . . . . . . . .       1,095,631      1,076,630        432,224
Per share amount of fees waived ($ omitted). . . . . . . . . . . . .              --          .0013          .0007
Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . . .           .0006             --          .0001


 * For the period February 22, 1994 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


22 Annual Report

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET AND
PRIME MONEY MARKET FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.  ORGANIZATION

    The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on two portfolios (collectively, the "Funds") The Seven Seas Series US Treasury Money Market Fund (the "Treasury Money Market Fund") and The Seven Seas Series Prime Money Market Fund (the "Prime Money Market Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

    On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

    SECURITY VALUATION: The Funds' portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 1996, the Treasury Money Market Fund had a net tax basis capital loss carryover of $99,944, which may be applied against any realized net taxable gains in each succeeding year or until its


                                                                Annual Report 23

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET AND
PRIME MONEY MARKET FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


    expiration date of August 31, 2003. As permitted by tax regulations, the Prime Money Market Fund intends to defer a net realized capital loss of $126,971 incurred from November 1, 1995 to August 31, 1996, and treat it as arising in fiscal year 1997.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make reclassifications among certain of their capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: Each Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Funds, through their custodian or third-party custodian, receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Funds' Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Prime Money Market Fund aggregated to $37,686,782,427, $359,634,125, and $37,377,146,000,
    respectively.

    For the year ended August 31, 1996, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements, for the Funds aggregated to the following:


                                          PURCHASES           SALES           MATURITIES
                                       ----------------  ----------------  ----------------
         Treasury Money Market Fund    $    617,802,832  $    119,499,144  $    477,168,000
         Prime Money Market Fund            565,374,324       343,442,469       144,010,000


    Two United States Treasury Notes with a total principal amount of $59,425,000 and coupons of 7.25% and 6.25% matured on August 31, 1996. They were purchased at a discount to settle on September 3, 1996. The


24 Annual Report

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET AND
PRIME MONEY MARKET FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


    settlement amount of these matured notes has been recorded as Receivable for Investments Matured on the Statement of Assets and Liabilities. The accretion of the discount has been pro-rated through the settlement date.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Treasury Money Market and Prime Money Market Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% and .15%, of their average daily net assets, respectively. The Adviser voluntarily agreed to reimburse the Treasury Money Market and Prime Money Market Funds for all expenses in excess of .20% of their average daily net assets on an annual basis, respectively. As of August 31, 1996, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Funds.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Funds (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company also has adopted a Distribution Plan pursuant to
    Rule 12b-1 (the "Plan") under the   1940 Act.  Under this Plan, the
    Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


                                                                Annual Report 25

THE SEVEN SEAS SERIES
US TREASURY MONEY MARKET AND
PRIME MONEY MARKET FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


    The Funds have entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Funds pay .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Treasury Money Market and Prime Money Market Funds incurred shareholder servicing expenses of $47,066 and $369,950, respectively, from the Adviser. The Funds did not incur any expenses from SSBSI or Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996 for either Fund.

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS
FOLLOWS:


               US TREASURY MONEY MARKET FUND                        PRIME MONEY MARKET FUND
         -----------------------------------------         ----------------------------------------
         Administration fees           $    4,624          Advisory fees                 $   82,622
         Custodian fees                     6,264          Administration fees               27,040
         Distribution fees                  2,002          Custodian fees                    21,040
         Shareholder servicing fees         4,015          Distribution fees                 17,704
         Transfer agent fees                   59          Shareholder servicing fees        23,170
         Trustees' fees                     2,322          Transfer agent fees                  916
                                       ----------          Trustees' fees                    13,208
                                       $   19,286                                        ----------
                                       ----------                                        $  185,700
                                       ----------                                        ----------
                                                                                         ----------



26 Annual Report

THE SEVEN SEAS SERIES US TREASURY MONEY MARKET AND
PRIME MONEY MARKET FUNDS
Two International Place, 35th Floor
Boston Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts 02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                                Annual Report 27

                   THE SEVEN SEAS SERIES FUND-Registered Trademark-


                                GROWTH AND INCOME FUND


                                   August 31, 1996

                                    Annual Report


                                  Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   15

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   21


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES GROWTH AND INCOME FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Growth and Income Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES GROWTH AND INCOME FUND

MANAGEMENT OF THE FUNDS




                                     [Photograph]


                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Brenton H. Dickson, Senior Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Growth and Income Fund since its inception in September 1993. He is a member of the Board of Directors of the Boston Security Analyst Society and a portfolio manager of the Personal Trust Stock Common Trust Funds. There are five other portfolio managers working with Mr. Dickson in managing the Fund.



                                                                 Annual Report 5

THE SEVEN SEAS SERIES GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Achieve long-term capital growth, current income, and growth of income.

INVESTS IN:  Equity securities.

STRATEGY:    Fund Manger's concentrate purchases for the Fund in holdings in the range of $500 million to $50 billion in market capitalization. Stock selection focuses on individual companies and the strength of their fundamental business characteristics.



                                       [Graph]


  DATES        GROWTH AND INCOME FUND      S&P-Registered Trademark- 500 INDEX**
Inception*                    $10,000                                    $10,000
      1994                    $10,623                                    $10,547
      1995                    $12,287                                    $12,809
      1996                    $13,954                                    $15,196

PERFORMANCE REVIEW

For the one year ended August 31, 1996, the Fund's total return was 13.57% including all expenses, compared to 18.64% for the Standard & Poor's 500 Composite Stock Price Index. Fund performance is net of operating expenses, whereas Index results do not include expenses of any kind.

The Fund's results were hurt by its 8.5% exposure to foreign securities. Non-US equity markets as measured by the Morgan Stanley EAFE Index was up only 7.87% for the period compared to the strong performance of the US equity markets. While the Fund's significantly overweighted position in technology stocks contributed positively to performance in recent months, this posture hurt returns during the fiscal year as the total return of the Standard & Poor's technology sector was only 7.5%.

PORTFOLIO HIGHLIGHTS

While the economy has expanded at a modest pace in recent years, profits have been strong as corporations have downsized, streamlined operations, and employed newer and more efficient technologies. Yet, even though we are in one of the longest business expansions in history, most companies are still unable to raise prices, in part because international trade barriers are falling and competition is increasing. While cost cutting through restructuring should continue for many years, the future impact is likely to be less dramatic. This, combined with Federal Reserve Board restrictive actions to keep inflation low, should result in a more difficult corporate profit environment over the remainder of the cycle. Therefore, equity investors are likely to become more selective and focus on companies with recognized brand franchises, as well as those that are favorably impacted by longer-term secular trends such as the aging of the `baby boom' generation. (Rising medical spending and increasing savings as the population grows older should benefit segments of the health care and financial service industries.)


SEVEN SEAS SERIES GROWTH AND INCOME FUND

  Period Ended         Growth of         Total
    08/31/96            $10,000          Return
----------------     -------------     ----------
1 Year               $   11,357          13.57%
Inception            $   13,954          11.75%

STANDARD & POOR'S-Registered Trademark- 500 COMPOSITE STOCK PRICE INDEX

  Period Ended         Growth of         Total
    08/31/96            $10,000          Return
----------------     -------------     ----------
1 Year               $   11,864          18.64%
Inception            $   15,196          14.97%


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


Over the next year or so, some multinational corporations may experience good relative earnings growth as the economies of other industrial nations respond to lower interest rates and stimulative central bank policies. Consequently, most of the companies held in the Fund are both industry leaders and have significant direct and indirect foreign exposure. In addition to holding a number of financial service and health care companies, the Fund continues to be overweighted in strategically positioned technology stocks.

The Fund is well diversified, with at least some exposure to the major sectors of the U.S. economy. The individual holdings are believed to have favorable long term growth prospects as well as being attractively valued at the current time.

The Fund's ten largest equity holdings were 29.1% of the portfolio. Within this group, 6.0% represented the finance related sector, and 5.8% represented those in the technology sector.

      TOP TEN EQUITY HOLDINGS
      (AS A PERCENT OF TOTAL INVESTMENTS)                  AUGUST 31, 1996

      Franklin Resource, Inc.                                    3.2

      AT&T Corp.                                                 3.1

      Intel Corp.                                                3.0

      Comcast Corp. Special Class A                              2.9

      Home Depot, Inc. (The)                                     2.9

      Merek & Co., Inc.                                          2.8

      Warner-Lambert Co.                                         2.8

      AlliedSignal, Inc.                                         2.8

      Unocal Corp.                                               2.8

      American General Corp.                                     2.8

                             --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

    * The Growth and Income Fund commenced operations on September 1, 1993. Index comparison also began on September 1, 1993.

   ** The Standard & Poor's -Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the prior performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Growth and Income Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended, and for the period September 1, 1993 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.

                                                   /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996

                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                       ---------      ---------

COMMON STOCKS - 95.3%
BASIC INDUSTRIES - 7.1%
Brush Wellman, Inc.                                       70,000      $   1,330
Ethyl Corp.                                              120,000          1,080
Schulman (A.), Inc.                                       70,000          1,523
                                                                      ---------

                                                                          3,933
                                                                      ---------
CAPITAL GOODS - 2.5%
Caterpillar, Inc.                                         20,000          1,378
                                                                      ---------

                                                                          1,378
                                                                      ---------

CONSUMER BASICS - 18.2%
American Home Products Corp.                              24,000          1,422
Bristol-Myers Squibb Co.                                  15,000          1,316
CPC International, Inc.                                   19,000          1,309
Merck & Co., Inc.                                         24,000          1,575
Panamerican Beverages, Inc.
  Class A                                                 35,600          1,504
Procter & Gamble Co.                                      17,000          1,511
Warner-Lambert Co.                                        26,000          1,547
                                                                      ---------

                                                                         10,184
                                                                      ---------

CONSUMER DURABLES - 2.2%
Ford Motor Co.                                            37,000          1,240
                                                                      ---------

                                                                          1,240
                                                                      ---------

CONSUMER NON-DURABLES - 5.2%
Eastman Kodak Co.                                         18,000          1,305
Home Depot, Inc. (The)                                    30,000          1,594
                                                                      ---------

                                                                          2,899
                                                                      ---------

CONSUMER SERVICES - 2.3%
Disney (Walt) Co.                                         23,000          1,311
                                                                      ---------

                                                                          1,311
                                                                      ---------


ENERGY - 7.5%
Exxon Corp.                                               16,000          1,302
Halliburton Co.                                           25,000          1,316
Unocal Corp.                                              45,000          1,541
                                                                      ---------

                                                                          4,159
                                                                      ---------

FINANCE - 13.5%
American Express Co.                                      32,000          1,400
American General Corp.                                    42,000          1,533
American International Group, Inc.                        15,000          1,425
Franklin Resources, Inc.                                  30,000          1,785
Morgan (J.P.) & Co., Inc.                                 16,000          1,402
                                                                      ---------

                                                                          7,545
                                                                      ---------

GENERAL BUSINESS - 5.5%
Comcast Corp. Special Class A                            100,000          1,613
Reuters Holdings PLC
  Class B - ADR                                           21,000          1,467
                                                                      ---------

                                                                          3,080
                                                                      ---------

TECHNOLOGY - 20.6%
AlliedSignal, Inc.                                        25,000          1,544
Boeing Co.                                                16,000          1,448
Cisco Systems, Inc.                                       20,000          1,052
Digital Equipment Corp. (a)                               39,000          1,506
Electronic Data Systems Corp.                             25,000          1,362
Intel Corp.                                               21,000          1,675
Lucent Technologies, Inc.                                 20,000            737
Microsoft Corp. (a)                                       12,000          1,470
Motorola, Inc.                                            13,000            694
                                                                      ---------

                                                                         11,488
                                                                      ---------

UTILITIES - 10.7%
Alltel Corp.                                              50,000          1,412
AT&T Corp.                                                33,000          1,732


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                        NUMBER          MARKET
                                                          OF            VALUE
                                                        SHARES          (000)
                                                       ---------      ---------

GTE Corp.                                                 36,000      $   1,418
Vodafone Group PLC - ADR                                  37,000          1,401
                                                                      ---------

                                                                          5,963
                                                                      ---------

TOTAL COMMON STOCKS
(cost $43,334)                                                           53,180
                                                                      ---------


                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                       ---------
SHORT-TERM INVESTMENTS - 3.7%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                                $   2,084          2,084
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,084)                                                             2,084
                                                                      ---------


                                                                        MARKET
                                                                        VALUE
                                                                        (000)
                                                                      ---------

TOTAL INVESTMENTS
(identified cost $45,418)(c) - 99.0%                                  $  55,264

OTHER ASSETS AND LIABILITIES,
NET - 1.0%                                                                  559
                                                                      ---------

NET ASSETS - 100.0%                                                   $  55,823
                                                                      ---------
                                                                      ---------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


10 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $45,418,429)(Note 2). . . . . . . . . . . . .   $  55,264,185
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         122,018
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         486,539
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             466
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .          18,596
                                                                                       -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,891,804

LIABILITIES
Payables (Note 4):
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .    $      8,907
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .          50,994
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .           9,234
                                                                        ------------

      Total Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          69,135
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  55,822,669
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .   $     171,010
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .       2,129,211
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . .       9,845,756
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,180
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      43,672,512
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  55,822,669
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
   ($55,822,669 divided by 4,179,758 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .       $13.36
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  1,074,303
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,436
                                                                                       -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,078,739

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .    $    437,548
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .          14,921
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .          23,771
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .          21,617
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .          16,300
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . .          21,270
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .          13,646
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .         153,380
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .           1,624
   Amortization of deferred organization expenses. . . . . . . . . .           9,326
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .           9,570
                                                                        ------------

   Expenses before reimbursements. . . . . . . . . . . . . . . . . .         722,973
   Expenses reimbursed by Adviser. . . . . . . . . . . . . . . . . .        (233,947)
                                                                        ------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         489,026
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         589,713
                                                                                       -------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . .       2,142,238
Net change in unrealized appreciation or depreciation of investments . . . . . . . .       3,615,661
                                                                                       -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,757,899
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .   $   6,347,612
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                                      STATEMENTS OF CHANGES IN NET ASSETS
                                                                    For the Fiscal Years Ended August 31,

                                                                                 1996           1995
                                                                             -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .       $     589,713  $     567,186
   Net realized gain (loss) from investments . . . . . . . . . . . . .           2,142,238        444,901
   Net change in unrealized appreciation
     or depreciation of investments. . . . . . . . . . . . . . . . . .           3,615,661      4,623,985
                                                                             -------------  -------------

Net increase (decrease) in net assets resulting from operations. . . .           6,347,612      5,636,072

Distributions to shareholders:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .            (607,292)      (509,390)
   Net realized gain on investments. . . . . . . . . . . . . . . . . .            (162,843)            --
Increase (decrease) in net assets from Fund share transactions . . . .           6,361,040     12,010,923
                                                                             -------------  -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .          11,938,517     17,137,605
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .          43,884,152     26,746,547
                                                                             -------------  -------------

NET ASSETS AT END OF YEAR
   (including undistributed net investment income of
   $171,010 and $181,126, respectively). . . . . . . . . . . . . . . .       $  55,822,669  $  43,884,152
                                                                             -------------  -------------
                                                                             -------------  -------------


FUND SHARE TRANSACTIONS                                    1996                          1995
                                               ----------------------------  ----------------------------
                                                   SHARES        AMOUNT          SHARES        AMOUNT
                                               -------------  -------------  -------------  -------------
Fund shares sold . . . . . . . . . . . . . .       2,139,756  $  27,678,947      2,456,856  $  26,579,867
Fund shares issued to shareholders
   in reinvestments of distributions . . . .          62,567        784,258         48,392        505,648
Fund shares redeemed . . . . . . . . . . . .      (1,693,695)   (22,102,165)    (1,379,737)   (15,074,592)
                                               -------------  -------------  -------------  -------------

Net increase (decrease). . . . . . . . . . .         508,628  $   6,361,040      1,125,511  $  12,010,923
                                               -------------  -------------  -------------  -------------
                                               -------------  -------------  -------------  -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                                                      FINANCIAL HIGHLIGHTS

         The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                   1996           1995           1994*
                                                                -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . .  $     11.95    $     10.51    $     10.00
                                                                -----------    -----------    -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .          .15            .18            .15
   Net realized and unrealized gain (loss) on investments. . .         1.46           1.44            .47
                                                                -----------    -----------    -----------

   Total Income From Investment Operations . . . . . . . . . .         1.61           1.62            .62
                                                                -----------    -----------    -----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .         (.16)          (.18)          (.11)
   Net realized gain on investments. . . . . . . . . . . . . .         (.04)            --             --
                                                                -----------    -----------    -----------

   Total Distributions . . . . . . . . . . . . . . . . . . . .         (.20)          (.18)          (.11)
                                                                -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . .  $     13.36    $     11.95    $     10.51
                                                                -----------    -----------    -----------
                                                                -----------    -----------    -----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . .        13.57          15.66           6.23

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . .          .95            .95            .95
   Operating expenses, gross, to average net assets (b)(c) . .         1.40           1.61           1.44
   Net investment income to average net assets (b) . . . . . .         1.15           1.72           1.75
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . .        38.34          39.32          36.48
   Net assets, end of year ($000 omitted). . . . . . . . . . .       55,823         43,884         26,747
   Per share amount of fees waived ($ omitted) . . . . . . . .           --             --          .0002
   Per share amount of fees reimbursed ($ omitted)(c). . . . .        .0574          .0685          .0418
   Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . . . . . . . . .        .0436            N/A            N/A


 * For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


14 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996

1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios, which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement, to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                             NET
                                                          UNREALIZED
      FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
          COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
     -------------   -------------    --------------    --------------
     $  45,420,679   $  11,100,886    $  (1,257,380)    $   9,843,506

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in foreign-denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


16 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1996:


          UNDISTRIBUTED      ADDITIONAL
          NET INVESTMENT       PAID-IN
             INCOME            CAPITAL
          --------------   --------------
          $        7,463   $       (7,463)

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases and sales of investment securities, excluding short-term investments aggregated to $23,978,027 and $18,967,451, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the year ended August 31, 1996, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of August 31, 1996, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $12,877 and $769 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure


18 Annual Report

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $15,495 for the year ended August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                 $   20,496
          Administration fees                1,347
          Custodian fees                     2,035
          Distribution fees                    984
          Shareholder servicing fees         1,259
          Transfer agent fees               24,191
          Trustees' fees                       682
                                        ----------
                                        $   50,994
                                        ----------
                                        ----------

5.   DIVIDENDS

     On September 3, 1996 the Board of Trustees declared a dividend of $.0391 from net investment income, payable on September 11, 1996 to shareholders of record September 4, 1996.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
GROWTH AND INCOME FUND

                                                                 TAX INFORMATION
                                                                 August 31, 1996


The Fund paid distributions of $.0426 per share from net long-term capital gains during its taxable year ended August 31, 1996. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $162,843 as capital gain dividends for its taxable year August 31, 1996.

Please consult a tax advisor for questions about federal or state income tax laws.



20 Annual Report

THE SEVEN SEAS SERIES GROWTH AND INCOME FUND
Two International Place 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


                                                                Annual Report 21

                 THE SEVEN SEAS SERIES FUND-Registered Trademark-

                                INTERMEDIATE FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   21


"THE SEVEN SEAS SERIES FUND-Registered Trademark" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES INTERMEDIATE FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Intermediate Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicolas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES INTERMEDIATE FUND

MANAGEMENT OF THE FUNDS




                                  [Photograph]



                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Intermediate Fund. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he was a portfolio manager with One Federal Asset Management and at Cambridge Port Savings as an asset/liability risk specialist. There are two other portfolio managers working with Mr. Kirby in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   High level of current income while preserving
principal.

INVESTS IN: High quality, investment grade, debt instruments; including US Government Treasuries, and Agencies, corporate bonds, asset-backed securities, and mortgage-backed securities with a dollar-weighted average maturity of three to ten years.

STRATEGY:    Fund Managers seek to match or exceed the return of the Lehman
Brothers Intermediate Government/Corporate Bond Index. The Fund's duration seeks to match to the Index at all times while adding value through issue and sector selection.



                                     [Graph]


                                                    LEHMAN BROTHERS INTERMEDIATE
  DATES             INTERMEDIATE FUND                  GOVERNMENT/CORPORATE BOND
Inception*                    $10,000                                    $10,000
      1994                     $9,658                                     $9,967
      1995                    $10,629                                    $10,911
      1996                    $11,066                                    $11,395



SEVEN SEAS SERIES INTERMEDIATE FUND

 Period Ended               Growth of          Total
   08/31/96                  $10,000           Return
---------------            ------------     -----------
1 Year                     $  10,412            4.12%
Inception                  $  11,066            3.43%


LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

 Period Ended                Growth of         Total
  08/31/96                    $10,000          Return
---------------            ------------     -----------
1 Year                     $  10,444            4.44%
Inception                  $  11,395            4.45%

SEE RELATED NOTES ON PAGE 7.


PERFORMANCE REVIEW

For the fiscal year ended August 31, 1996, the Seven Seas Series Intermediate Fund returned 4.12% versus 4.44% for its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. Deviation from the benchmark was principally due to the payment by the Fund of operating expenses, whereas Index results do not include expenses of any kind.

In November 1995, the Fund adopted a policy to use the Lehman Brothers Intermediate Government/Corporate Bond Index as its benchmark versus reporting performance and risk against both the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Government/Corporate Bond Index. By narrowing the risk/return parameters like this, tracking error and performance measurement volatility is reduced.

The year was dominated by two distinct interest rate trends. Beginning in September 1995, the Federal Reserve faced with recessionary concerns, cut the Fed Funds target rate by 50 basis points. Over the following four months, two-year


6 Annual Report

THE SEVEN SEAS SERIES INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


Treasury yields fell from 5.78% to 4.80% and ten-year Treasury yields fell from 6.22% to 5.53%.

During the period growth was moderate and inflation was steadily declining. This provided a good backdrop for rates to fall. As the economy heated up in early 1996 and was verified by strong non-farm payroll job market gains, sentiment changed. The market assumed that the Fed had completed its easing mode and as a result interest rates would move higher. Yields peaked at a high of 7.06% for the ten-year Treasury on July 5, 1996. Rates fell from there only to rise back to just under 7.00% by August 31, 1996.

PORTFOLIO HIGHLIGHTS

The Seven Seas Series Intermediate Fund is invested primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years. At August 31, 1996 the Fund had an average maturity of 4.12 years versus 4.22 years for the benchmark Index. The Fund's duration was matched to the Lehman Brothers Intermediate Government/Corporate Bond Index with a duration of 3.30 years. The Fund's sector weightings anticipate that the economy will grow steadily and that rate spread will remain stable or have tighter yield premiums over Treasuries.

Throughout the course of the year, the Fund was overweighted in corporate and Yankee securities with an emphasis on bank and finance companies. The sustained strong economic climate has narrowed the yield trade-off between high and lower-rated investment grade debt so the Fund has gradually improved its credit quality rating with little impact to yield. The portfolio tracking error has averaged 35 basis points above the Lehman Brothers Intermediate Government/Corporate Bond Index. The Fund did not accept active interest rate exposure, so the primary source of incremental return is sector allocation decisions.

The Fund's ten largest issuers comprised 45.2% of the portfolio, with 25.9% being held in US Government Agency and Treasury instruments.


           TOP TEN ISSUERS
           (AS A PERCENT OF TOTAL INVESTMENTS)           AUGUST 31,1996

           United States Treasury Notes                        20.5%

           Quebec, Province of                                  3.3

           Associates Corp. of North America                    3.2

           General Motors Acceptance Corp.                      3.1

           Federal National Mortgage Association                3.0

           Manitoba, Province of                                2.7

           CIT Group Holdings, Inc.                             2.4

           MBNA Master Credit Card Trust                        2.4

           Student Loan Marketing Association                   2.4

           Premier Auto Trust                                   2.2

                              --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 ON THE PRECEDING
PAGE.


      *The Intermediate Fund commenced operations on September 1, 1993. Index comparisons also began on September 1, 1993.

     **The Lehman Brothers Intermediate Government/ Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Intermediate Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996


                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

LONG-TERM INVESTMENT - 96.2%
ASSET-BACKED SECURITIES - 7.3%
CIT RV Trust
    6.400% due 02/15/07                                $     300      $     297
Citibank Credit Card Master Trust I
  Series 1993-3 Class A
    5.500% due 02/07/00                                      500            487
Ford Credit Auto Loan Master Trust
  Series 1996-1 Class A
    5.500% due 02/15/03                                      370            349
MBNA Master Credit Card Trust
  Series 1993-3 Class A
    5.400% due 09/15/00                                    1,000            976
Premier Auto Trust
  Series 1994-4 Class A-5
    6.650% due 11/02/98                                      500            502
  Series 1996-2 Class A3
    6.350% due 01/06/00                                      400            399
                                                                      ---------

                                                                          3,010
                                                                      ---------

CORPORATE BONDS AND
NOTES - 46.7%
Associates Corp. of North America
    6.375% due 08/15/98                                      800            796
    7.500% due 05/15/99                                      500            508
Banc One, Milwaukee, N.A.
    6.625% due 04/15/03                                      500            479
Beneficial Corp. (MTN)
    6.790% due 11/21/97                                      200            201
Branch Banking & Trust Co.
    5.700% due 02/01/01                                      250            237
Burlington Northern Santa Fe Corp.
    6.375% due 12/15/05                                      200            183
Caterpillar Financial Services Corp.
    6.410% due 06/11/98                                      500            499
Chase Manhattan Corp. New
    6.625% due 01/15/98                                      500            501
CIT Group Holdings, Inc.
    6.500% due 07/13/98                                      500            499
    6.350% due 07/31/98                                      500            497
Commercial Credit Group, Inc.
    5.700% due 03/01/98                                      755            743
Dean Witter, Discover & Co.
    6.000% due 03/01/98                                      500            496
Enron Corp.
    9.650% due 05/15/01                                      150            163
Exxon Capital Corp.
    6.500% due 07/15/99                                      500            497
First Union Corp.
    6.750% due 01/15/98                                      700            700
Fleet Financial Group
    7.250% due 09/01/99                                      500            504
Florida Power & Light Co.
    6.625% due 02/01/03                                      500            477
Ford Motor Company
    7.500% due 11/15/99                                      555            563
Ford Motor Credit Co.
    6.250% due 02/26/98                                      675            672
General Electric Capital Corp.
    5.500% due 11/01/01                                      450            418
General Motors Acceptance Corp.
    5.375% due 03/09/98                                      400            394
    5.500% due 12/15/01                                      450            415
General Motors Acceptance Corp.
  (MTN)
    5.950% due 12/28/98                                      500            491
Georgia Power Co.
    6.875% due 09/01/02                                      500            487
Harris Corp.
    6.650% due 08/01/06                                      425            417
Household Finance, Co.
    8.950% due 09/15/99                                      200            211


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

Integra Bank (MTN)
    6.550% due 06/15/00                                $     500      $     491
International Bank for
  Reconstruction & Development
    10.030% due 09/15/97                                     500            520
International Business Machines Corp.
    6.375% due 06/15/00                                      750            736
International Lease Finance Corp.
    6.625% due 08/15/00                                      500            493
KFW International
  Finance, Inc. (MTN)
    8.200% due 06/01/06                                      500            529
Lockheed Martin Corp.
    6.550% due 05/15/99                                      475            471
Merrill Lynch & Co., Inc. (MTN)
    6.510% due 03/19/01                                      300            293
NationsBank Corp.
    6.625% due 01/15/98                                      500            501
News America Holdings, Inc.
    7.450% due 06/01/00                                      200            201
Old Kent Bank (MTN)
    6.875% due 04/15/98                                      500            503
Sears Roebuck Acceptance Corp.
  Series II (MTN)
    6.540% due 05/06/99                                      500            496
Societe Generale - New York
    7.400% due 06/01/06                                      500            491
Southwestern Bell Telephone Co.
    5.875% due 06/01/03                                      450            414
Transamerica Financial Corp.
    6.800% due 03/15/99                                      500            500
Union Oil Company
  of California (MTN)
    5.940% due 02/18/03                                      200            184
Wal-Mart Stores, Inc.
    7.500% due 05/15/04                                      500            504
                                                                      ---------

                                                                         19,375
                                                                      ---------

MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # L7-3986
    4.500% due 04/01/01                                      414            381
                                                                      ---------

                                                                            381
                                                                      ---------

NON-US BONDS - 0.7%
Finland, Republic of
    7.875% due 07/28/04                                      215            225
Korea Development Bank
    7.250% due 05/15/06                                       85             83
                                                                      ---------

                                                                            308
                                                                      ---------
UNITED STATES GOVERNMENT
AGENCIES - 6.3%
Federal National Mortgage
  Association
    9.050% due 04/10/00                                      200            214
    5.450% due 10/10/03                                      500            454
Federal National Mortgage
  Association (MTN)
    5.200% due 04/30/98                                      600            586
Student Loan Marketing Association
    6.050% due 09/14/00                                    1,000            973
Tennessee Valley Authority
    6.125% due 07/15/03                                      400            379
                                                                      ---------

                                                                          2,606
                                                                      ---------

UNITED STATES GOVERNMENT
TREASURIES - 20.4%
United States Treasury Notes
    5.875% due 08/15/98                                      200            198
    6.125% due 08/31/98                                      550            548


10 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                       ---------      ---------

    5.500% due 11/15/98                                $     375      $     368
    6.375% due 01/15/99                                      450            450
    6.000% due 08/15/99                                      700            690
    8.000% due 08/15/99                                      100            104
    7.125% due 09/30/99                                      400            406
    7.750% due 01/31/00                                      900            931
    6.750% due 04/30/00                                      625            627
    5.750% due 10/31/00                                      640            619
    6.250% due 04/30/01                                      500            491
    7.875% due 08/15/01                                      175            183
    5.750% due 08/15/03                                      775            728
    7.250% due 08/15/04                                      500            510
    6.500% due 08/15/05                                      650            631
    7.000% due 07/15/06                                      995            999
                                                                      ---------

                                                                          8,483
                                                                      ---------

YANKEE BONDS - 13.9%
ABN AMRO Bank
  of North America, Inc. (Chicago)
    7.550% due 06/28/06                                      500            501
Australia & New Zealand
  Banking Group LTD.
    6.250% due 02/01/04                                      300            279
Ireland, Republic of
    7.125% due 07/15/02                                      500            496
Manitoba, Province of
    6.000% due 10/15/97                                      625            624
    6.875% due 09/15/02                                      500            490
New Zealand, Government of
    8.750% due 12/15/06                                      500            550
Ontario, Province of
    8.000% due 10/17/01                                      250            260
    7.750% due 06/04/02                                      500            516
Quebec, Province of
    9.375% due 04/01/99                                      500            526
    9.125% due 03/01/00                                      775            823
Usinor Sacilor
    7.250% due 08/01/06                                      200            192
Victorian Public Authority
  Financial Agency
    8.450% due 10/01/01                                      500            529
                                                                      ---------

                                                                          5,786
                                                                      ---------

TOTAL LONG-TERM INVESTMENTS
(cost $40,621)                                                           39,949
                                                                      ---------

SHORT-TERM INVESTMENTS - 3.3%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (a)                                      531            531
Franklin US Treasuries
  Money Market Fund (a)                                      303            303
Valiant Money Market Fund
  Class A (a)                                                516            516
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,350)                                                             1,350
                                                                      ---------

TOTAL INVESTMENTS
(identified cost $41,971)(b) - 99.5%                                     41,299

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                                  219
                                                                      ---------

NET ASSETS - 100.0%                                                   $  41,518
                                                                      ---------
                                                                      ---------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt.
MTN - Medium Term Note.

The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 11

THE SEVEN SEAS SERIES
INTERMEDIATE FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $41,970,783)(Note 2). . . . . . . . . . . . .    $  41,298,829
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          658,810
   Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,010,605
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           51,713
Deferred organizational expenses (Note 2). . . . . . . . . . . . . . . . . . . . . .           18,587
                                                                                        -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       43,038,544

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . .   $   1,486,839
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .           1,138
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .          23,406
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .           9,406
                                                                       -------------
      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,520,789
                                                                                        -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  41,517,755
                                                                                        -------------
                                                                                        -------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .    $     602,372
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .         (266,313)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . .         (671,954)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,336
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       41,849,314
                                                                                        -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  41,517,755
                                                                                        -------------
                                                                                        -------------

Net asset value, offering and redemption price per share
   ($41,517,755 divided by 4,336,129 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .         $9.57
                                                                                        -------------
                                                                                        -------------



The accompanying notes are an integral part of the financial statements.

12 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND


                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   2,509,889
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           55,464
                                                                                        -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,565,353

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .   $     332,599
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .          12,048
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .          36,367
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .          22,007
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .          16,242
   Regisration fees. . . . . . . . . . . . . . . . . . . . . . . . .          21,850
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .          10,699
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .          99,512
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .           1,820
   Amortization of deferred organization expenses. . . . . . . . . .           9,318
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .           9,486
                                                                       -------------

   Expenses before reimbursement . . . . . . . . . . . . . . . . . .         571,948
   Expense reimbursement from Adviser. . . . . . . . . . . . . . . .        (322,501)
                                                                       -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          249,447
                                                                                        -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,315,906
                                                                                        -------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . .          156,084
Net change in unrealized appreciation or depreciation of investments . . . . . . . .         (882,679)
                                                                                        -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .         (726,595)
                                                                                        -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .    $   1,589,311
                                                                                        -------------
                                                                                        -------------

The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                                For the Fiscal Years Ended August 31,

                                                                             1996           1995
                                                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . .   $  2,315,906   $  1,557,497
   Net realized gain (loss) from investments . . . . . . . . . . . . .        156,084       (358,690)
   Net change in unrealized appreciation
     or depreciation of investments. . . . . . . . . . . . . . . . . .       (882,679)     1,406,588
                                                                         ------------   ------------

Net increase (decrease) in net assets resulting from operations. . . .      1,589,311      2,605,395

Distributions to shareholders from net investment income . . . . . . .     (2,233,116)    (1,340,239)
Increase (decrease) in net assets from Fund share transactions . . . .      8,268,562     12,664,979
                                                                         ------------   ------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . .      7,624,757     13,930,135
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . .     33,892,998     19,962,863
                                                                         ------------   ------------

NET ASSETS AT END OF YEAR
   (including undistributed net investment income of
   $602,372 and $512,121, respectively). . . . . . . . . . . . . . . .   $ 41,517,755   $ 33,892,998
                                                                         ------------   ------------
                                                                         ------------   ------------


FUND SHARE TRANSACTIONS

                                                        1996                         1995
                                           ---------------------------   ---------------------------
                                               SHARES         AMOUNT         SHARES          AMOUNT
                                           ------------   ------------   ------------   ------------
Fund shares sold . . . . . . . . . . . .      3,900,705   $ 37,719,166      2,311,647   $ 21,578,927
Fund shares issued to shareholders
   in reinvestments of distributions . .        196,508      1,896,146        135,007      1,248,108
Fund shares redeemed . . . . . . . . . .     (3,247,621)   (31,346,750)    (1,090,932)   (10,162,056)
                                           ------------   ------------   ------------   ------------

Net increase (decrease). . . . . . . . .        849,592   $  8,268,562      1,355,722   $ 12,664,979
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND


                                                                                          FINANCIAL HIGHLIGHTS

             The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                        1996           1995           1994*
                                                                    ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . .    $       9.72   $       9.37   $      10.00
                                                                    ------------   ------------   ------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .             .53            .56            .42
   Net realized and unrealized gain (loss) on investments. . . .            (.14)           .34           (.76)
                                                                    ------------   ------------   ------------

   Total Income From Investment Operations . . . . . . . . . . .             .39            .90           (.34)
                                                                    ------------   ------------   ------------
LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . .            (.54)          (.55)          (.29)
                                                                    ------------   ------------   ------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . .    $       9.57   $      9.72    $       9.37
                                                                    ------------   ------------   ------------
                                                                    ------------   ------------   ------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .            4.12         10.05           (3.42)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . .             .60            .60            .60
   Operating expenses, gross, to average net assets (b)(c) . . .            1.38           1.67           1.51
   Net investment income to average net assets (b) . . . . . . .            5.57           6.29           5.11
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . .          221.73          26.31          15.70
   Net assets, end of year ($000 omitted). . . . . . . . . . . .          41,518         33,893         19,963
   Per share amount of fees waived ($ omitted) . . . . . . . . .              --             --          .0002
   Per share amount of fees reimbursed ($ omitted)(c). . . . . .           .0743          .0946          .0753


 * For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1994 are annualized.
(c)  See Note 4 for current period amounts.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios, which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement, to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     Security valuation: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


16 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     Federal income taxes: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1996, the Fund had net tax basis capital loss carryovers of $103,195 and $155,968 which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2003 and August 31, 2004, respectively, whichever occurs first.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   41,977,932   $       52,377   $     (731,480)  $     (679,103)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1996:

               UNDISTRIBUTED      ADDITIONAL
               NET INVESTMENT       PAID-IN
                  INCOME            CAPITAL
               --------------   --------------
               $        7,461   $       (7,461)

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $34,050,747, and $19,722,016, respectively.

     For the year ended August 31, 1996, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $60,433,714 and $66,959,679, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. For the year ended August 31, 1996, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of August 31, 1996, the receivable due from the


18 Annual Report

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $10,396 and $303 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                 $      938
          Administration fees                1,003
          Custodian fees                     3,036
          Distribution fees                    728
          Shareholder servicing fees           911
          Transfer agent fees               16,285
          Trustees' fees                       505
                                        ----------
                                        $   23,406
                                        ----------
                                        ----------

5.   DIVIDENDS

     On September 3, 1996, the Board of Trustees declared a dividend of $.1374 from net investment income, payable on September 11, 1996 to shareholders of record September 4, 1996.


20 Annual Report

THE SEVEN SEAS SERIES INTERMEDIATE FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


21 Annual Report

                   THE SEVEN SEAS SERIES FUND-Registered Trademark-


                                EMERGING MARKETS FUND

                                   August 31, 1996

                                    Annual Report


                                  Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .     6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .    22

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .    23

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .    29


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES EMERGING MARKETS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Emerging Markets Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer

4 Annual Report

THE SEVEN SEAS SERIES EMERGING MARKETS FUND

MANAGEMENT OF THE FUNDS




                                     [Photograph]


                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Robert Furdak, CFA, Managing Director, has been the portfolio manager primarily responsible for investment decisions regarding the Emerging Markets Fund since its inception in March 1994. Mr. Furdak has been with State Street since 1989, working on the non-US active equity team. There are seven other portfolio managers working with Mr. Furdak in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return primarily through capital appreciation.

INVESTS IN: Equity securities of foreign issuers, domiciled, or doing a substantial portion of their business in countries having a developing economy or securities market.

STRATEGY:    Fund Managers invest in foreign emerging market countries with prospects for continued growth. Through the use of proprietary models, the Fund will invest in the International Finance Corporation Investable ("IFCI") Index countries. As the IFCI Index expands, the Fund will expand to capture new emerging countries.



                                       [Graph]


     DATES           EMERGING MARKETS FUND   I F C INVESTABLE COMPOSITE INDEX**
   Inception*                      $10,000                              $10,000
         1994                      $11,450                              $10,529
         1995                      $10,387                               $8,357
         1996                      $11,201                               $8,881


PERFORMANCE REVIEW

The Seven Seas Series Emerging Markets Fund had a net asset value per share of $10.87 for the fiscal year ended August 31, 1996. This resulted in a one year total return of 7.83%. The Fund outperformed its benchmark, the International Finance Corporation Investable (IFCI) Index (an unmanaged index of broadly diversified emerging market equities) which was up 6.27% for the same one year period.

The emerging markets returned to positive territory after two difficult years caused by ramifications from the Mexican peso devaluation. Most of the strong performance came in calendar year 1996 as the Fund gained 12.1% during the first eight months of 1996.

The Fund's overweight position in Latin America proved beneficial as returns in the region rose 8.0% for the fiscal year. The portfolio's largest country position Brazil, led the way with a positive return of 15% for the year ending August 31, 1996. Brazil continues to benefit from the economic reforms instituted in July of 1994. Inflation is manageable at about 1.1% per month (versus over 40% per month prior to the reforms), the currency is stable,


SEVEN SEAS SERIES EMERGING MARKETS FUND

                 Period Ended         Growth of          Total
                   08/31/96            $10,000           Return
               -----------------  -----------------  ----------------
               1 Year               $    10,783           7.83%
               Inception            $    11,201           4.64%+


INTERNATIONAL FINANCE CORPORATION INVESTABLE COMPOSITE INDEX

                 Period Ended         Growth of          Total
                  08/31/96            $10,000            Return
               -----------------  -----------------  ----------------
               1 Year               $    10,627           6.27%
               Inception            $     8,881          (4.64%)+


SEE RELATED NOTES ON PAGE 7.


6 Annual Report

THE SEVEN SEAS SERIES EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


foreign reserves are high and the government is privatizing state-owned companies, greatly improving efficiency. The positive economic environment has translated into very strong corporate earnings growth. Brazilian securities continue to have some of the lowest price multiples (price-to-earnings, price-to-book value) in the world. The Fund also benefited from its overweight position in Argentina which rose 14.5% during the fiscal year. However Argentina's economy has slowed significantly and price multiples are high for the region. After being underweighted since the inception of the Fund, Mexican securities now represents the Fund's second largest country position, although the weighting remains neutral to the benchmark. The austerity measures instituted after the peso devaluation appears to be working and the market has rebounded, rising 20.5% so far this year.

PORTFOLIO HIGHLIGHTS

The Seven Seas Series Emerging Markets Fund's management turned very positive on Eastern Europe towards the end of 1995. The bet has paid handsome returns as all three markets in the region significantly outperformed the benchmark in 1996. Hungary rocketed 86.0%, the Czech Republic soared 26.4% and Poland rose 77.4%. These markets were excellent values in late 1995 after posting dismal returns earlier that year. We feel that the countries in this region can become the "tigers" of the late 1990's with their combination of cheap, highly-skilled labor and governments that allow corporations the freedom to pursue profitable opportunities. Our underweighted position in the Asian region, the worst performing of the three IFCI regions, proved beneficial during the fiscal year. While the region has a track record of very strong economic growth we are pessimistic about these markets because of the high price multiples, the increasing trade deficits and growing political instability especially in Indonesia, Sri Lanka, and the continuing conflicts between Taiwan and China. The one bright spot in the region is Korea where our position is overweighted relative to the benchmark. While price multiples are low and growth robust, the market has languished (down 23.7% during the fiscal year) due to a political crisis that has embroiled the last two presidents. Fund management believes that the reaction to this crisis is overblown and the market will rebound based on the strong fundamentals we see in this market.

The strong performance of the emerging markets in 1996 is a positive sign that these markets are pulling out of their two year downturn. Fund management believes that the themes supporting investment in the emerging markets remain sound: growth potential, attractive valuations, diversification benefits, and large human/natural resources, which should continue to fuel these markets going forward.

The Fund's ten largest equity holdings represented 20.0% of the portfolio. Brazil was the largest country concentration which accounted for seven of the top holdings.


          TOP TEN EQUITY HOLDINGS
          (AS A PERCENT OF TOTAL INVESTMENTS)           AUGUST 31, 1996

          Telecomunicacoes Brasileiras NPV                     5.2%

          Eletrobras (centrais) NPV                            1.9

          Telefonos de Mexico SA Series L - ADR                1.9

          Vale Rio Doce (Cia) NPV                              1.8

          Petroleo Brasileiro SA NPV                           1.7

          CEMIG SA                                             1.6

          Sider Nacional Cia NPV                               1.6

          Egis Gyogyszergyar                                   1.5

          Naviera Perez Companc Class B                        1.4

          Banco Bradesco SA NPV                                1.4

                             --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLES ON THE PRECEDING PAGE.

     *The Fund commenced operations on March 1, 1994. Index comparison also began on March 1, 1994.

    **The IFC Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchanges of emerging equity market countries.

     +Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers, the Prospectus contains further information and details regarding these risks.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Emerging Markets Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period March 1, 1994 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period March 1, 1994 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.

                                                       /s/ Coopers & Lybrand LLP

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

COMMON STOCKS - 83.0%
ARGENTINA - 6.9%
Acindar Industria Argentina
  de Aceros SA Class B (a)                               718,702      $     507
Alpargatas (a)                                           728,007            390
Astra Cia Argentina de Petro                             329,720            472
Banco de Galicia Class B                                 136,935            712
Buenos Aires Embotelladora SA
  Class B - ADR                                               92             23
Celulosa Argentina Class B (a)                           930,877            163
Cementera Argentina Class B (a)                           36,398            153
Dalmine Siderca SA                                       847,298          1,064

Garovaglio Zorraq (a)                                     11,548             40
Juan Minetti SA Class B                                   78,590            193
Ledesma                                                  356,302            414
Naviera Perez Companc Class B                            295,358          1,690
Polledo SA Class A                                        32,863             30
Telecom Argentina Class B                                114,329            438
Telefonica de Argentina Class B                          296,816            698
YPF SA Class D                                            59,969          1,259
                                                                      ---------

                                                                          8,246
                                                                      ---------

BRAZIL - 9.2%
Banco do Brasil SA
  Series A 2001 Warrants (a)                           3,031,340              6
  Series B 2006 Warrants (a)                           4,547,010              9
  Series C 2011 Warrants (a)                           7,578,350             14
Companhia Siderurgica
  de Tubarao NPV                                      13,300,000            255
Eletrobras (centrais) NPV                              8,458,900          2,247
Sider Nacional Cia NPV                                82,954,000          1,914
Telecomunicacoes
  Brasileiras NPV                                    102,480,496          6,199
TELESP NPV (a)                                         2,660,871            447
                                                                      ---------

                                                                         11,091
                                                                      ---------

CHILE - 0.6%
Chile Fund, Inc.                                          10,200            235
Compania de Telefonos (Chile)
  SA - ADR                                                 2,400            235
Enersis SA - ADR                                           6,200            193
Madeco SA - ADR                                            1,400             32
                                                                      ---------

                                                                            695
                                                                      ---------

CHINA - 1.5%
Beiren Printing Class H                                   60,000             13
Dong Fang Electric Machinery, Ltd.
  Class H (a)                                             64,000             19
Guangshen Railway Co., Ltd.
  - ADR (a)                                                6,000            115
Guangzhou Shipyard Class H                               122,000             29
Harbin Power Equipment Class H                           316,000             53
Huaneng Power International, Inc.
  - ADR Class N (a)                                       23,900            421
Jilin Chemical Industrial
  Company, Ltd. Class H (a)                              166,000             25
Luoyang Glasswork Class H                                268,000             46
Maanshan Iron & Steel Class H                            590,000            107
Quingling Motors Class H                                 591,000            227
Shandong Huaneng Power Co., Ltd.
  Series N - ADR                                          16,500            155
Shanghai Hai Xing Shipping Co.
  Class H                                              1,484,000            107
Shanghai Petrochemical Corp.
  - ADR                                                    7,500            195
Tsingtao Brewery Class H                                 151,000             54
Yizheng Chemical Fibre Class H                           946,000            222
Zhenhai Refining & Chemical Co.,
  Ltd. Class H                                           110,000             33
                                                                      ---------

                                                                          1,821
                                                                      ---------

COLOMBIA - 1.5%
Banco Ganadero SA
  Class B - ADR                                           39,900          1,022


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------


Banco Industrial Colombiano SA
  - ADR                                                   14,500      $     272
Cementos Diamante SA - GDR                                49,300            499
                                                                      ---------

                                                                          1,793
                                                                      ---------

CZECH REPUBLIC - 2.4%
CEZ (a)                                                   24,630            978
Chemopetrol Group AS                                       3,400            173
Cokoladovny AS (a)                                           700             96
Inzenyrske a Prumyslove
  Stavby AS (a)                                              300             38
Skoda Koncern Plzen AG (a)                                 1,452             59
SPT Telecom AS (a)                                        11,325          1,486
                                                                      ---------

                                                                          2,830
                                                                      ---------
GREECE - 2.3%
Alcatel Cables Hellas SA (Regd)(a)                         6,500             41
Alpha Leasing SA (Regd)                                    1,200             25
Aluminum Co. of Greece
  Industrial and Commercial (Regd)                         3,420            137
Commercial Bank of Greece (Regd)                          13,640            416
Credit Bank (Regd)                                         6,420            376
Elais Oleaginous                                           1,800             56
Ergo Bank (Regd)                                           2,420            144
ETBA Leasing SA (Regd)                                     6,300             87
Hellenic Bottling                                          7,720            269
Hellenic Telecommunication
  Organization SA (a)                                      7,200            123
Heracles General Cement Co.                               17,700            215
Klonatex                                                   1,800             42
Loulis Flour Mills SA (Regd)(a)                           25,120            111
National Bank of Greece (Regd)                             6,150            375
National Mortgage Bank (a)                                 6,810            260
Petzetakis SA (a)                                         22,281             98
Shelman SA                                                 6,680             43
                                                                      ---------

                                                                          2,818
                                                                      ---------

HUNGARY - 4.0%
Agrimpex Series A (a)                                        300             32
Danubius Hotel (Regd)(a)                                  24,831            454
Domus Kereskedilmi (a)                                     6,294             12
Egis Gyogyszergyar (a)                                    26,501          1,795
Fotex (Regd)(a)                                          384,108            289
Magyar Olaj Es Gas (a)                                    35,000            359
Martfu Brewery (Regd)(a)                                     387              5
Mol Magyar Olay-Es Gazipari
  - GDR (a)                                               16,700            171
Mol Magyar Olay-Es Gazipari
  - GDS (a)                                               65,000            666
Pick Szeged Rt (a)                                         6,848            325
Richter Gedeon, Ltd. - GDR                                10,500            589
Skala Coop (a)                                             9,554            112
                                                                      ---------

                                                                          4,809
                                                                      ---------

INDIA - 2.2%
Bombay Fund NPV (a)                                      147,223          1,362
Morgan Stanley India
  Investment Fund, Inc. (a)                               72,700            663
The India Fund, Inc. (a)                                  77,200            608
                                                                      ---------

                                                                          2,633
                                                                      ---------

INDONESIA - 1.4%
Bank International Indonesia
  (Alien Market)                                          36,900             85
Barito Pacific Timber (Alien Market)                      70,000             43
Dharmala Intiland (Alien Market)                          98,500            104
Gadjah Tunggal (Alien Market)                             65,000             28
Gudang Garam (Alien Market)(a)                            20,000             73
HM Sampoerna (Alien Market)                               27,500            265
Indosat (Alien Market)                                    53,500            169
Inti Indorayon Utama
  (Alien Market)                                          20,000             17
Jakarta International Hotel
  & Development (Alien Market)                           217,750            172


10 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Japfa Comfeed Indonesia
  (Alien Market)                                          82,500      $      48
Mayora Indah (Alien Market)(a)                           171,600             75
PT Telekomunikasi Indonesia
  Series B (Alien Market)                                295,500            416
Semen Cibinong (Alien Market)                             29,000             58
Semen Gresik (Alien Market)                               35,000             98
                                                                      ---------

                                                                          1,651
                                                                      ---------

MALAYSIA - 7.1%
Amalgamated Industrial Steel                             276,000            196
Arab-Malaysian Development
  Berhad                                                 333,000            247
Berjaya Leisure Berhad                                   182,000            172
Cement Industries                                         56,000            176
Cold Storage                                              24,000             32
DCB Holdings Berhad                                       61,000            186
Faber Group Berhad (a)                                   273,600            261
Federal Flour Mills Berhad                                30,000             75
Golden Hope Plantation                                   268,000            432
Highlands & Lowlands                                     122,000            207
IGB Corp. Berhad                                         219,000            227
IND Oxygen, Inc.                                         165,000            242
Jasa Megah Industries (a)                                 31,000             43
Kuala Lumpur Kepong                                      216,000            537
Kumpulan Guthrie                                         192,000            308
Malayan Banking Berhad                                    30,000            285
Malaysia Mining Corp.                                    290,000            326
Malaysian Airline System                                 175,000            523
Malaysian International
  Shipping Corp.                                          50,000            152
Malaysian International
  Shipping Corp. (Alien Market)                           24,000             73
MBF Capital Berhad                                       184,000            263
Oriental Holdings Berhad                                  56,000            452
Perlis Plantations                                        81,250            285
Public Bank Berhad                                       117,333            149
Public Bank Berhad
  (Alien Market)                                          77,333            148
Rashid Hussain Berhad                                     93,000            334
Renong Berhad                                            253,000            369
Sime Darby Berhad
  (Resident Shares)                                      109,800            372
Tan Chong Motor Holdings                                 171,000            303
Tenaga Nasional                                          171,000            621
Tractors Malaysia Holdings Berhad                         37,000             80
UMW Holdings Berhad                                       34,000            135
UMW Holdings Berhad
  2000 Warrants (a)                                        4,000              6
United Engineers Berhad                                    7,308             52
Wembley Industries Holdings (a)                          129,000            270
                                                                      ---------

                                                                          8,539
                                                                      ---------

MEXICO - 9.1%
Alfa SA de CV Class A NPV                                148,662            652
Carso Global Telecom
  Series A1 NPV (a)                                       51,000            145
Celanese Mexicana
  Series B NPV                                           124,000            229
Cemex SA de CV Class B NPV                               135,737            562
Cifra SA de CV Class B NPV (a)                           167,000            261
Controladora Commercial
  Mexicana Series B NPV (a)                              462,000            455
Cydsa SA Series A NPV (a)                                 96,000            210
Desc SA de CV Series B NPV (a)                            30,000            157
Desc SA de CV Series C NPV (a)                               625              3
Empresa Nacional
  de Electric - ADR                                       18,600            365
Fomento Economico Mexicano
  SA de CV Series B NPV                                  167,000            499


                                                                Annual Report 11

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Grupo Carso Series A NPV (a)                              51,000      $     234
Grupo Cementos Chihuahua
  Series B NPV                                           200,000            256
Grupo Continental NPV                                     19,000             75
Grupo Finance Serfin
  Series B NPV (a)                                        20,000             11
Grupo Financiero Bancomer
  Series B NPV (a)                                     1,574,000            766
Grupo Gigante SA Series B NPV (a)                        750,000            266
Grupo Mexico SA Series B NPV (a)                          43,108            128
Grupo Posadas SA Series A NPV                            100,000             41
Grupo Sidek Series B NPV (a)                             400,000             79
Grupo Simec SA de CV
  Series B NPV (a)                                       620,000            143
Grupo Tribasa SA de CV - ADR (a)                          65,000            333
Ingenieros Civiles NPV (a)                                34,000            502
Invercorporacion SA de CV
  Series A1                                               51,000              7
Kimberly-Clark, Mexico
  Class A NPV                                             36,000            661
Sears Roebuck de Mexico
  Series B NPV (a)                                       110,000            313
Telefonos de Mexico SA
  Series L - ADR                                          67,800          2,229
Telefonos de Mexico SA
  Series L NPV                                           192,900            313
Transportacion Maritima Mexicana
  SA de CV Series A - ADR                                  8,000             55
Tubos de Acero de Mexico NPV (a)                          47,000            508
Vitro SA NPV                                             231,000            451
                                                                      ---------

                                                                         10,909
                                                                      ---------

PAKISTAN - 0.7%
Bank of Punjab (a)                                        68,120             30
Crescent Textile Mills (a)                                43,050             14
Dandot Cement Co. (a)                                     35,000              5
Dewan Salmon Fibre                                         8,640              6
Engro Chemical (a)                                        23,640             93
Fauji Fertilizer (a)                                      31,200             64
Hub Power Co., Ltd. - GDR (a)                            257,000            214
Karachi Electric (a)                                      80,520             58
Muslim Commercial (a)                                     30,360             28
Pakistan International Air (a)                           228,000             58
Pakistan State Oil (a)                                    16,120            150
Pioneer Cement (a)                                        61,300             12
Sui Northern Gas Pipeline (a)                             30,720             31
Sui Southern Gas Pipeline (a)                             31,625             26
                                                                      ---------

                                                                            789
                                                                      ---------

POLAND - 2.9%
Bank Inicjatyw Gospodarczych                             382,080            446
Bank Slaski SA                                             7,625            695
Bre Bank Rozwoju Eks (a)                                  18,310            561
Elektrim                                                  55,995            552
Exbud SA (a)                                              12,205            116
Exbud SA Series C (a)                                      3,051             26
Jelfa (a)                                                 11,865            193
Mostostal Export SA (a)                                    9,430             27
Okocimskie Zaklady
  Piwowarskie SA (a)                                      31,688            255
Polifarb                                                  39,555            173
Sokolowskie Zaklady
  Miesne SA (a)                                           84,840             74
Universal SA (a)                                          48,640            140
WBK (a)                                                   21,500            133
Wolczanka SA                                               2,850             19
Zywiec                                                     1,875            107
                                                                      ---------

                                                                          3,517
                                                                      ---------

PORTUGAL - 6.5%
Banco Chemical SA                                         26,000            278


12 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Banco Comercial Portuguese
  (Regd)                                                 108,145      $   1,291
Banco Internacional
  do Funchal SA (a)                                        2,900             24
Banco Internacional
  do Funchal SA Rights (a)                                30,500             35
Banco Portugues de Investimento
  (Regd)                                                  35,930            446
Banco Totta e Acores (Regd)                               13,236            250
Banif Banco International
  do Funchal (a)                                          30,500            250
Cimpor Cimentos de Portugal                                9,800            220
Companhia de Celulose
  do Caima SA (a)                                         13,900            290
Corticeira Amorim SGPS                                    34,700            398
Empresa Fabril de Maquinas
  Electricas - Efacec (a)                                 34,400            374
Jeronimo Martins SGPS                                      7,500            697
Lusotur Societe Finance
  de Turismo (a)                                          11,800            214
Mague Gestao e Partipacoes                                15,200            271
Modelo Continente SGPS SA                                 14,700            424
Portucel Industrial SA (a)                                42,900            291
Portugal Telecom SA (a)                                   29,200            781
Portugal Telecom SA - ADR                                  7,200            192
Salvador Caetano Industrias                                2,464             32
Soja de Portugal                                          21,900            221
Sonae Investimento                                        15,600            449
Soporcel SA (a)                                           15,600            369
                                                                      ---------

                                                                          7,797
                                                                      ---------

RUSSIA - 0.7%
AO Mosenergo - ADR (a)                                    11,000            293
Chernogorneft - ADR (a)                                    5,000             36
Lukoil Oil Co. - ADR                                      12,000            465
                                                                      ---------

                                                                            794
                                                                      ---------

SOUTH AFRICA - 5.1%
AECI, Ltd.                                                28,602            144
Amalgamated Banks
of South Africa                                           88,561            409
Anglo American Corp. SA                                    7,773            472
Anglo American Industrial Corp.                            6,200            229
Barlow, Ltd.                                              27,839            256
De Beers Centenary AG                                     22,244            693
Del Monte Royal Food, Ltd.                               202,039            212
Free State Consolidated
Gold Mines, Ltd.                                          21,668            240
Gencor, Ltd.                                              96,950            341
ISCOR                                                    458,398            275
Liberty Life Association of Africa                        13,000            381
Liberty Life Strategic                                    84,559            288
Malbak, Ltd. NPV (a)                                      59,600            270
Polifin, Ltd.                                              4,500              7
Rembrandt Group, Ltd.                                     43,894            369
Sappi, Ltd.                                               27,688            267
Sasol NPV                                                 30,046            335
South African Breweries                                    4,300            114
Standard Bank Investment Corp., Ltd.                       1,850             71
Tongaat-Hulett Group, Ltd.                                13,141            157
Vaal Reefs Exploration & Mining, Ltd.                      5,978            501
Western Deep Levels, Ltd.                                  4,191            158
                                                                      ---------

                                                                          6,189
                                                                      ---------

SOUTH KOREA - 7.5%
Anam Electronics Co. (a)                                   5,170             59
Bank of Seoul (a)                                         64,180            414
Cheil Industrial, Inc.                                     3,000             48
Daelim Industrial Co.                                      2,300             31
Daewoo Corp. (a)                                          61,260            576
Daewoo Electronics Co.                                    31,630            251
Daewoo Heavy Industries (a)                               11,496             90
Daewoo Telecom Co. (a)                                    24,887            274
Daewoo Telecom Co. New (a)                                 1,241             12
Dong Shin Housing
  & Construction Co.                                      38,780            241


                                                                Annual Report 13

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Dongkuk Steel Mill (a)                                    16,638      $     333
Haitai Confectionery Co., Ltd. (a)                         2,990             31
Hana Bank                                                  8,632            144
Hana Bank New                                              1,494             23
Hanil Bank                                                21,680            198
Hanshin Construction Co. (a)                              48,120            290
Hanshin Securities                                         8,851            149
Hanwha Machinery Co., Ltd. (a)                            21,284            286
Hanwha Machinery Co., Ltd.
  Rights (a)                                              21,284             10
Hyundai Motor Co., Ltd.                                      710             27
Inkel Corp. (a)                                           18,870            198
Kia Steel Co., Ltd. (a)                                    9,684             47
Kia Steel Co., Ltd. New (a)                                2,116             10
Korea Electric Power Corp.                                29,380            897
Korea First Bank Securities                                1,080             14
Korea First Securities Co. (a)                             2,472             26
Korea Fund, Inc.                                          10,252            196
Korea Housing Bank New (a)                                 2,460             53
Korea Mobile
Telecommunications Corp.                                     290            198
Kumho Construction
  & Engineering Co. (a)                                   23,100            217
Kwang Ju Bank                                             39,682            315
Kyong Nam Bank (a)                                        17,110            219
Kyong Nam Bank New (a)                                     3,810             49
Kyungki Bank                                              20,402            169
L.G. Information &
  Communication                                              400             50
L.G. Information &
  Communication New (a)                                       91             11
L.G. Merchant Banking Corp. (a)                            4,346             91
L.G. Merchant Banking Corp. New (a)                        3,679             68
Orion Electric Co.                                        18,780            314
Pohang Iron & Steel                                        4,230            252
Samhee Investment & Finance (a)                           11,478            186
Samsung Electronics, Ltd. (a)                              2,834            221
Samsung Electronics, Ltd. New (a)                            854             63
Seoul Access Trust - IDR (a)                                 12*            165
Seoul Horizon Trust (a)                                    5,000             75
Seoul Securities (a)                                       2,678             31
Ssangyong Cement Co., Ltd.                                14,970            311
STC Corp.                                                  4,600             83
Sung Bo Chemicals Co.                                      3,240             79
Sung Bo Chemicals Co. Rights (a)                           2,700              2
Tongyang Cement                                            6,000            161
Tongyang Investment
  & Finance Corp. (a)                                     15,865            242
Tong Yang Nylon Co. (a)                                    9,310            257
Yukong, Ltd.                                               9,627            251
                                                                      ---------

                                                                          9,008
                                                                      ---------

SRI LANKA - 1.3%
Aitken Spence & Co. (a)                                   10,900             25
Asian Hotel Corp. (a)                                    176,200             25
Blue Diamond Jewel NPV (a)                               225,105             52
Central Finance Co. (a)                                   12,800             56
Ceylon Grain Elevator (a)                                 22,100              6
Colombo Drydocks (a)                                     114,700             22
Commercial Bank of Ceylon (a)                             10,560             20
Development Finance Corp.                                112,200            525
Hayleys (a)                                               62,732            203
John Keells Holdings, Ltd. (a)                           140,171            396
Lanka Ceramic (a)                                         88,200             40
Lanka Milk Food (a)                                       21,600              3
Merchant Bank of Sri Lanka (a)                           162,800             42
National Development Bank (a)                             24,000             83
Richard Pieris & Co. (a)                                   9,900             12
United Motor (a)                                          32,160             17
                                                                      ---------

                                                                          1,527
                                                                      ---------


14 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                  August 31 1996

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

TAIWAN - 4.3%
Acer, Inc. (a)                                           105,468      $     137
Ambassador Hotel                                         185,000            241
Cathay Life Insurance                                    115,460            706
Chang Hwa Bank                                            13,000             75
Cheng Loong (a)                                           14,388             10
Chia Hsin Flour (a)                                       25,889             15
China Development Corp.                                  195,000            525
China Petrochemical
  Development Corp. (a)                                  289,000            292
China Rebar (a)                                           23,658             12
China Steel Corp.                                        498,000            486
Ensure Co., Ltd. (a)                                      88,000            111
Far Eastern Textile                                      306,290            342
Hua Nan Bank                                             161,900            790
Hualon Teijran (a)                                        26,059             23
Kao Hsing Chang Iron & Steel (a)                          15,000             14
Kwong Fong Industries (a)                                 14,950             10
Lealea Enterprise (a)                                     14,981             15
Pacific Construction (a)                                 316,857            292
Pacific Electrical Wire & Cable (a)                      370,700            297
Prince Housing Development (a)                            13,860             13
Taipei Business Bank (a)                                  54,500            134
Tuntex Distinct (a)                                      410,550            294
Walsin Lihwa Wire (a)                                    301,233            238
Wan Yu Paper (a)                                          20,160              9
Yieh Loong Co. (a)                                        22,143             14
Yue Loong Motor (a)                                       19,000             16
Yuen Foong Yu Manufacturing (a)                           15,939             13
                                                                      ---------

                                                                          5,124
                                                                      ---------

THAILAND - 2.3%
Advanced Information Services
  (Alien Market)                                           9,000            119
Bangkok Bank (Alien Market)                               29,400            372
Bangkok Land Co. (Alien Market)                           50,900             64
Bangkok Rubber PLC (Alien Market)                         24,400              7
Bank of Ayudhya (Alien Market)                            35,750            161
First Bangkok City Bank PLC
  (Alien Market)                                         108,200            166
Industrial Finance Corp.
  of Thailand (Alien Market)                              69,600            278
International Cosmetics PLC
  (Alien Market)                                           9,800             74
Karat Sanitaryware PLC
  (Alien Market)                                          26,100             71
MDX Public Co., Ltd.
  (Alien Market)(a)                                       66,600             88
National Petrochemical PLC
  (Alien Market)                                         103,900             96
Nava Finance & Securities PLC                             30,600             74
NEP Realty & Industry Co. PLC
  (Alien Market)(a)                                       14,700              5
Padaeng Industry Co., Ltd. PLC
  (Alien Market)(a)                                       88,400             37
Saha Pathana Inter-Holding
  Public Co., Ltd. (Alien Market)                         44,200            120
Saha Union Corp. PLC
  (Alien Market)                                          52,500             76
Siam Cement Co. (Alien Market)                             4,900            188
Siam City Bank PLC
  (Alien Market)(a)                                       64,600            128
Siam Commercial Bank PLC
  (Alien Market)                                           3,500             44
Tanayong (Alien Market)(a)                                70,300            108
TelecomAsia (Alien Market)(a)                            173,400            319
Unicord Public Co., Ltd.
  (Alien Market)(a)                                      348,600             37
United Communications Industries
  (Alien Market)                                          17,100            168
                                                                      ---------

                                                                          2,800
                                                                      ---------


                                                                Annual Report 15

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                  August 31 1996

                                                         NUMBER        MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

TURKEY - 2.3%
Akbank                                                 2,958,000      $     296
Eczacibasi Ilac Sanayii ve
  Ticaret AS (a)                                       4,126,000            173
Erciyas Biracilik Ve Malt Sanayii                        364,000            184
Eregli Demir Ve Celik Fabrikalari                      2,951,000            262
Izmir Demir Celik Sanayii AS                          11,171,636             89
Kartonsan                                              1,635,000            115
Petrokimya Holdings                                      805,000            348
Raks Elektronik Sanayi ve
  Ticaret AS                                             510,000            123
T Sise Cam                                             3,428,173            411
Tofas Turk Otomobil Fabrikasi                          4,098,500            168
Turk Hava Yollari A.O. (a)                             1,430,000            453
Yapi Kredi Bankasi                                     8,044,500            167
                                                                      ---------

                                                                          2,789
                                                                      ---------

VENEZUELA - 0.2%
Ceramicas Carabobo CA
  Class B - ADR                                           26,400             26
Corimon CA SA  Class B - ADR (a)                           8,000             10
Mantex CA SA - ADR (a)                                     8,901             36
Mavesa SA - ADR                                           17,681             89

Siderurgica Venezolana Sivensa
  - ADR                                                   40,300            128
                                                                      ---------

                                                                            289
                                                                      ---------

ZIMBABWE - 1.0%
Art Corp. (a)                                            393,428              3
Barclays Bank (Zimbabwe) PLC                              88,605            161
Delta Corp. (a)                                          271,180            708
Hunyani (a)                                              163,927             41
Kadoma (a)                                               337,224             11
Mashoaland Holdings (a)                                  266,434             28
National Food Holdings (a)                                33,965             19
TA Holdings                                              442,603             62
Wankie Colliery Co., Ltd.                                127,598             39
Whitehead (a)                                            754,815             40
Zimbabwe Finance Holdings                                 85,044             51
Zimbabwe Spinners & Weavers                              452,419             51
Zimbabwe Sun (a)                                          99,825             34
                                                                      ---------

                                                                          1,248
                                                                      ---------

TOTAL COMMON STOCKS
(cost $92,209)                                                           99,706
                                                                      ---------

PREFERRED STOCKS - 14.1%
BRAZIL - 13.9%
Acos Villares SA NPV                                   1,100,000            271
Banco Bradesco SA NPV                                192,927,056          1,632
Banco do Estado de Sao Paulo
  NPV (a)                                             66,086,600            202
Banco Itau SA (Regd)                                   1,990,000            818
Banco Nacional SA NPV                                 19,600,000            359
Brahma (Cia Cervej) NPV                                  330,000            209
Caemi Mineracao e Metal
  (BR)(a)                                              6,992,000            334
CEMIG SA                                              63,904,856          1,924
Ceval Alimentos SA NPV                                61,288,800            482
Companhia Energetica
  de Sao Paulo NPV (a)                                12,983,800            383
Companhia Siderurgica
  Belgo-Mineira NPV                                   10,270,000            687
Copene Petroquimica
  do Nordestse Series A (Regd)                         1,580,341            673
Electrobras (centr) Series B NPV                       5,223,000          1,434
Hering SA (Cia) NPV                                   30,450,000            150
Hering Textile (a)                                     2,490,000              1
Metal Barbara (Cia) NPV (a)                           37,000,000             15
Papel Simao NPV                                       15,500,000            276


16 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                  August 31 1996

                                                         NUMBER         MARKET
                                                           OF           VALUE
                                                         SHARES         (000)
                                                       ---------      ---------

Petroleo Brasileiro SA NPV                            16,656,000      $   1,991
Ripasa SA Celulose
Papel NPV                                                 47,200             21
Sider Riograndense NPV                                47,506,668            692
Siderurgica Tubarao
Series B NPV                                          56,938,928            907
Telecomunicacoes
Brasileiras NPV                                        8,769,400            651
TELESP NPV                                               487,020             93
UNIPAR SA Class B                                        580,226            308
Usiminas Uni Sd Mg NPV                               100,000,000            104
Vale Rio Doce (Cia) NPV                                  110,765          2,148
                                                                      ---------

                                                                         16,765
                                                                      ---------

GREECE - 0.1%
Delta Dairy                                               11,924             99
                                                                      ---------

                                                                             99
                                                                      ---------

SOUTH KOREA - 0.1%
Tong Yang Securities Co. (a)                              18,540            120
                                                                      ---------

                                                                            120
                                                                      ---------

TOTAL PREFERRED STOCKS
(cost $17,051)                                                           16,984
                                                                      ---------


                                                       PRINCIPAL
                                                         AMOUNT
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 2.6%
UNITED STATES - 2.6%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                                $   1,294          1,294
Student Loan Marketing Association
  Discount Notes
    5.160% due 09/03/96 (b)(c)                             1,830          1,829
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $3,123)                                                             3,123
                                                                      ---------

TOTAL INVESTMENTS
(identified cost $112,383)(d) - 99.7%                                   119,813

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                  403
                                                                      ---------

NET ASSETS - 100.0%                                                   $ 120,216
                                                                      ---------
                                                                      ---------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Rate noted is yield-to-maturity.  (Unaudited)
(d) See Note 2 for federal income tax information.


ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
IDR - International Depositary Receipt
*  Reflected in units. 1 IDR unit = 1,000 Shares.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                  August 31 1996

                                                           % OF         MARKET
                                                           NET          VALUE
   INDUSTRY DIVERSIFICATION                               ASSETS        (000)
------------------------------                           ---------    ---------

Basic Industries                                              13.1%   $  15,749
Capital Goods                                                  8.9       10,724
Consumer Basics                                                5.7        6,911
Consumer Durable Goods                                         4.3        5,132
Consumer Non-Durables                                          3.7        4,489
Consumer Services                                              1.6        1,947
Energy                                                         8.5       10,171
Finance                                                       21.2       25,431
General Business                                               8.8       10,548
Miscellaneous                                                  4.5        5,415
Shelter                                                        1.5        1,843
Technology                                                     3.1        3,672
Transportation                                                 0.7          828
Utilities                                                     11.5       13,830
Short-Term Investments                                         2.6        3,123
                                                         ---------    ---------

Total Investments                                             99.7      119,813
Other Assets and Liabilities, Net                              0.3          403
                                                         ---------    ---------

NET ASSETS                                                   100.0%   $ 120,216
                                                         ---------    ---------
                                                         ---------    ---------


                                                           % OF         MARKET
                                                           NET          VALUE
   GEOGRAPHIC DIVERSIFICATION                             ASSETS        (000)
------------------------------------                     ---------    ---------

Latin America                                                 41.4%   $  49,788
Pacific Basin                                                 28.3       34,012
Europe                                                        21.2       25,453
Africa                                                         6.2        7,437
Short-Term Investments - U.S.                                  2.6        3,123
                                                         ---------    ---------

Total Investments                                             99.7      119,813
Other Assets and Liabilities, Net                              0.3          403
                                                         ---------    ---------

NET ASSETS                                                   100.0%    $120,216
                                                         ---------    ---------
                                                         ---------    ---------


The accompanying notes are an integral part of the financial statements.


18 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $112,383,268)(Note 2) . . . . . . . . . . . .   $ 119,812,798
Foreign currency holdings (identified cost $3,121,719) . . . . . . . . . . . . . . .       3,126,807
Receivables:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         279,414
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         231,634
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .          17,452
                                                                                       -------------

      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     123,468,105

LIABILITIES
Payables (Note 4):
   Investments purchased . . . . . . . . . . . . . . . . . . . . . .   $   3,017,103
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .         114,754
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .          92,930
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .          27,248
                                                                       -------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,252,035
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 120,216,070
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .   $     593,954
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .         274,944
Unrealized appreciation (depreciation) on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,429,530
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . .         (11,715)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,058
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     111,918,299
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 120,216,070
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
   ($120,216,070 divided by 11,058,133 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .       $10.87
                                                                                       -------------
                                                                                       -------------



The accompanying notes are an integral part of the financial statements.

                                                                Annual Report 19

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND


                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Dividends (net of foreign taxes withheld of $185,698) . . . . . . . . . . . . . .   $   2,092,220
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         158,149
                                                                                       -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,250,369

EXPENSES (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .   $     709,651
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .          57,122
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .         445,058
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .         210,030
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .          29,786
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . .          46,639
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .          26,521
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .          17,570
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .           4,104
   Amortization of deferred organization expenses. . . . . . . . . .           7,012
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .          25,295
                                                                       -------------

   Expenses before reimbursements. . . . . . . . . . . . . . . . . .       1,578,788
   Expenses reimbursed by Adviser. . . . . . . . . . . . . . . . . .        (366,588)
                                                                       -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,212,200
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,038,169
                                                                                       -------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         343,499
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . .        (206,705)
Net change in unrealized appreciation or depreciation of:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,169,122
   Foreign currency-related transactions . . . . . . . . . . . . . . . . . . . . . .          (1,561)
                                                                                       -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,304,355
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .   $   7,342,524
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


20 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND


                                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Fiscal Years Ended August 31,

                                                                           1996           1995
                                                                       -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .   $   1,038,169  $     743,326
  Net realized gain (loss) from:
     Investments . . . . . . . . . . . . . . . . . . . . . . . . . .         343,499        686,174
     Foreign currency-related transactions . . . . . . . . . . . . .        (206,705)       (78,780)
  Net change in unrealized appreciation or depreciation of:
     Investments . . . . . . . . . . . . . . . . . . . . . . . . . .       6,169,122     (2,620,901)
     Foreign currency-related transactions . . . . . . . . . . . . .          (1,561)        (9,528)
                                                                       -------------  -------------

Net increase (decrease) in net assets resulting from operations. . .       7,342,524     (1,279,709)

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .        (831,930)      (258,975)
  Net realized gain on investments . . . . . . . . . . . . . . . . .        (700,132)            --
Increase (decrease) in net assets from Fund share transactions . . .      46,020,504     42,444,718
                                                                       -------------  -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .      51,830,966     40,906,034
Net assets at beginning of year. . . . . . . . . . . . . . . . . . .      68,385,104     27,479,070
                                                                       -------------  -------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $593,954 and $522,449, respectively). . . . . . . . . . . . . .   $ 120,216,070     68,385,104
                                                                       -------------  -------------
                                                                       -------------  -------------


FUND SHARE TRANSACTIONS                                1996                         1995
                                         ----------------------------  ----------------------------
                                             SHARES         AMOUNT         SHARES        AMOUNT
                                         -------------  -------------  -------------  -------------
Fund shares sold . . . . . . . . . . .       5,782,417  $  60,428,666      4,945,295  $  49,529,291
Fund shares issued to shareholders
  in reinvestments of distributions. .         144,489      1,456,365         19,275        220,287
Fund shares redeemed . . . . . . . . .      (1,506,029)   (15,864,527)      (726,403)    (7,304,860)
                                         -------------  -------------  -------------  -------------

Net increase (decrease). . . . . . . .       4,420,877  $  46,020,504      4,238,167  $  42,444,718
                                         -------------  -------------  -------------  -------------
                                         -------------  -------------  -------------  -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND


                                                                                               FINANCIAL HIGHLIGHTS

                  The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                            1996           1995           1994*
                                                                        ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . .    $      10.30   $      11.45   $      10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .             .11            .14            .05
  Net realized and unrealized gain (loss) on investments . . . . . .             .68          (1.19)          1.40
                                                                        ------------   ------------   ------------

  Total Income From Investment Operations. . . . . . . . . . . . . .             .79          (1.05)          1.45
                                                                        ------------   ------------   ------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . .            (.12)          (.10)            --
  Net realized gain on investments . . . . . . . . . . . . . . . . .            (.10)            --             --
                                                                        ------------   ------------   ------------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . . . .            (.22)          (.10)            --
                                                                        ------------   ------------   ------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . .    $      10.87   $      10.30   $      11.45
                                                                        ------------   ------------   ------------
                                                                        ------------   ------------   ------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . .            7.83          (9.28)         14.50

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). . . . . . .            1.28           1.50           1.50
  Operating expenses, gross, to average net assets (b)(c). . . . . .            1.67           1.90           2.45
  Net investment income to average net assets (b). . . . . . . . . .            1.10           1.74           1.31
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . .            4.36          19.77             --
  Net assets, end of year ($000 omitted) . . . . . . . . . . . . . .         120,216         68,385         27,479
  Per share amount of fees waived ($ omitted). . . . . . . . . . . .              --             --          .0130
  Per share amount of fees reimbursed ($ omitted)(c) . . . . . . . .           .0376          .0320          .0204
  Average commission rate paid per share
    of security ($ omitted)(d) . . . . . . . . . . . . . . . . . . .           .0006            N/A            N/A


 *  For the period March 1, 1994 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


22 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996



1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement, to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


                                                                Annual Report 23

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUTED
                                                                 August 31, 1996


     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $113,558 incurred from November 1, 1995 to August 31, 1996, and treat it as arising in fiscal year 1997.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                                  NET
                                                               UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $ 112,945,939   $  18,350,927  $  (11,484,068)     $   6,866,859

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts passive foreign investment companies, foreign denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1996:

           UNDISTRIBUTED          ACCUMULATED            ADDITIONAL
           NET INVESTMENT         NET REALIZED            PAID-IN
              INCOME               GAIN (LOSS)            CAPITAL
            ------------          -----------           -----------
            $   (134,734)         $   152,239           $   (17,505)

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has estimated expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


24 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUTED
                                                                 August 31, 1996


     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books; and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, future adverse political and economic developments and liquidity concerns resulting from thinner markets. Moreover, securities issued in these markets may be less liquid and their prices more volatile than those of comparable securities in the United States. The Prospectus contains further information and details regarding these risks.


                                                                Annual Report 25

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUTED
                                                                 August 31, 1996


3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996 purchases and sales of investment securities, excluding short-term investments, aggregated to $50,073,101 and $3,905,899, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the period September 1, 1995 to October 31, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.50% of average daily net assets on an annual basis. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. As of August 31, 1996, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder services and transfer agent servicing to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.


26 Annual Report

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUTED
                                                                 August 31, 1996


     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $23,655 and $2,866 from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. The amount of carryover expenses outstanding as of August 31, 1996, for which the Distributor intends to seek repayment is approximately $208,551.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $2,276 for the year ended August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:

          Advisory fees                  $  44,218
          Administration fees                5,963
          Custodian fees                    37,421
          Shareholder servicing fees         1,040
          Transfer agent fees                2,864
          Trustees' fees                     1,424
                                         ---------
                                         $  92,930
                                         ---------
                                         ---------


                                                                Annual Report 27

THE SEVEN SEAS SERIES
EMERGING MARKETS FUND

                                                                 TAX INFORMATION
                                                                 August 31, 1996


The Fund paid foreign taxes of $185,698 and recognized $2,076,863 of foreign source income during the taxable year ended August 31, 1996. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0168 per share of foreign taxes paid and $.1878 of gross income earned from foreign sources in the taxable year ended August 31, 1996.

Please consult a tax advisor for questions about federal or state income tax laws.


28 Annual Report

THE SEVEN SEAS SERIES EMERGING MARKETS FUND
Two International Place, 35th Floor
Boston, Massachusetts, 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
    and Treasurer
   J. David Griswold, Vice President
    and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts 02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts 02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington 98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts 02109


                                                                Annual Report 29

                THE SEVEN SEAS SERIES FUND-Registered Trademark-

                           TAX FREE MONEY MARKET FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   19

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   24


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS

DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Tax Free Money Market Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA FUNDS. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

The Seven Seas Series of Funds opened an additional fund in fiscal 1996. The Seven Seas Series Bond Market Fund was opened on February 7, 1996. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND

MANAGEMENT OF THE FUNDS



                                  [Photograph]

                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. James Donahue, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Tax Free Money Market Fund since its inception in December 1994. Mr. Donahue has been with State Street's Capital Markets Division since 1991. Prior to that he was a municipal bond trader with the investment firm of Jesup Josephthal. There are two other portfolio managers who work with Mr. Donahue in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

OBJECTIVE:   Maximize current income exempt from federal income taxes;
preservation of capital and liquidity.

INVESTS IN:  High quality, short-term municipal securities.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.



                                     [Graph]


               DATES             TAX FREE MONEY MARKET FUND
               Inception*                           $10,000
                     1995                           $10,254
                     1996                           $10,568


PERFORMANCE REVIEW

The one year return of the Seven Seas Series Tax Free Money Market Fund at August 31, 1996 was 3.07%. The annualized return was 3.21% since its inception in December 1994.

In December the Fund applied for and received a AAm rating from Standards & Poor's Corporation. Standard & Poor's assigns a AAm rating to funds where safety of principal value is high and exposure to loss is limited. This rating corresponds with the underlying investments and the management style of the Fund. From the Fund's inception, the investment objective has been preservation of principal and a stable net asset value of $1.00 per share, with a competitive rate of return. The rating of mutual funds are opinions of the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. In order to maintain the Fund's rating, S&P requires investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law.


SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND

    Period Ended                    Growth of                     Total
      08/31/96                       $10,000                     Return
-----------------------           ------------                  ---------
1 Year                             $   10,307                     3.07%
Inception                          $   10,568                     3.21%+


*The Fund commenced operations on December 1, 1994.
+Annualized.


6 Annual Report

THE SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PORTFOLIO HIGHLIGHTS

In 1995 the municipal securities market continued to be cautious because of the bankruptcy of Orange County, California. As a result of the bankruptcy, the regulators and municipal securities industry have developed monitoring controls and oversight procedures. These procedures are intended to avoid unforeseen bankruptcies and improve confidence in the municipal securities markets.

In the early months of 1996 the tax-exempt market kept a close eye on the presidential primaries because cuts in federal income tax could have an adverse effect on the value of long-term municipal bonds. The resulting uncertainty in the long-term municipal market sent investors to the shorter, more stable money market funds. With this increase in demand the yields decreased during the period.

Although the flat-tax idea proved politically untenable, politics has continued to play an important role in the tax-exempt market. State and local governments are trimming budgets and are becoming very cost conscious. Issuance of new tax-exempt vehicles has decreased and the low supply of notes has caused the spread between yields on municipal notes and US Treasury securities to widen on an absolute basis.

For the past year the Federal Reserve has kept Fed Fund rates steady. In January the Fed eased rates by 25 basis points.

During the summer months the market anticipated a Fed tightening, causing a little uncertainty in the debt markets. The Fund responded by investing in securities with daily and weekly resets providing a high level of liquidity. The Fund will continue to maintain a high level of liquidity for the near future.

The Fund's ten largest issuers represented 42.9% of the portfolio. Of the top ten, securities issues from the state of Texas were 12.0% of the portfolio, followed by California at 9.0%.


     TOP TEN ISSUERS
     (AS A PERCENT OF TOTAL INVESTMENTS)                      AUGUST 31, 1996

     Harris County, Texas Industrial Development Corp.
       Pollution Control Revenue                                   8.6%

     Los Angeles County, California Public Works Financing
       Authority Lease Revenue Series B,                           4.5

     Arkansas, State of, Development Financial Authority
       Health Care Facilities Revenue Series B,                    4.5

     California, State of, Revenue Anticipation Notes
       Series C-3                                                  4.5

     Sikeston, Missouri Electricity Revenue                        4.2

     Mashantucket (Western) Pequot Tribe Tax-Exempt
       Commercial Paper Series 1996                                4.1

     Panhandle Plains, Texas Higher Education Authority
       Revenue Series A                                            3.4

     Georgia Municipal Gas Authority Revenue Series D              3.2

     Kentucky Housing Corp. Housing Authority Series B             3.0

     Georgia Municipal Electric Authority Power Revenue
       Series L                                                    2.9

                             ----------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Tax Free Money Market Fund (the "Fund"), as of August 31, 1996, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets and the financial highlights for the fiscal year then ended and for the period
December 1, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations for the fiscal year then ended, the changes in its net assets and the financial highlights for the fiscal year then ended and for the period December 1, 1994 (commencement of operations) to August 31, 1995 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                                                       STATEMENT OF NET ASSETS
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                       ------------------------------------------------------
ALABAMA - 1.1%
Parrish, Alabama Industrial Development Board Pollution
  Control Revenue, daily demand  . . . . . . . . . . . . . . . .       $   500           3.750%(1)     06/01/15      $    500
                                                                                                                     --------

                                                                                                                          500
                                                                                                                     --------

ARKANSAS - 4.4%
Arkansas, State of, Development Financial Authority Health
  Care Facilities Revenue Series B, weekly demand. . . . . . . .         2,000           3.450(2)      06/01/12         2,000
                                                                                                                     --------

                                                                                                                        2,000
                                                                                                                     --------

CALIFORNIA - 10.4%
California, State of, Revenue Anticipation Notes
  Series C-3, weekly demand. . . . . . . . . . . . . . . . . . .         2,000           3.400(2)      06/30/97         2,000
Los Angeles County, California Public Works Financing
  Authority Lease Revenue Series B (a) . . . . . . . . . . . . .         2,000           4.250         03/01/97         2,006
Orange County, California Sanitation District Certificates
  Participation Series C, daily demand (a) . . . . . . . . . . .           700           3.650(1)      08/01/17           700
                                                                                                                     --------

                                                                                                                        4,706
                                                                                                                     --------

CONNECTICUT - 4.0%
Mashantucket (Western) Pequot Tribe Tax-Exempt
  Commercial Paper, Series 1996. . . . . . . . . . . . . . . . .         1,800           3.650         11/05/96         1,800
                                                                                                                     --------

                                                                                                                        1,800
                                                                                                                     --------

FLORIDA - 10.0%
Dade County, Florida Aviation Revenue Series A (a) . . . . . . .           500           4.850         10/01/96           501
Dade County, Florida Industrial Development Authority Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . .         1,000           3.500(2)      01/01/16         1,000
Dade County, Florida Industrial Development Authority Revenue
  Series C, weekly demand  . . . . . . . . . . . . . . . . . . .           500           3.500(2)      01/01/16           500
Jacksonville, Florida Electric Authority Revenue Series 3-A
  (pre-refunded 10/01/96)(b) . . . . . . . . . . . . . . . . . .           500           7.625         10/01/15           509



                                                                 Annual Report 9

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                       ------------------------------------------------------
Manatee County, Florida Pollution Control Revenue, daily
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 1,000           3.750%(1)     09/01/24       $ 1,000
Putnam County, Florida Development Authority Pollution
  Control Revenue, daily demand. . . . . . . . . . . . . . . . .           480           3.750(1)      09/01/24           480
St. Lucie County, Florida Pollution Control Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . .           500           3.750(1)      01/01/26           500
                                                                                                                      -------

                                                                                                                        4,490
                                                                                                                      -------

GEORGIA - 10.1%
Burke County, Georgia Development Authority Pollution Control
  Revenue 2nd Series, daily demand . . . . . . . . . . . . . . .           800           3.750(1)      04/01/25           800
Georgia Municipal Electric Authority Power Revenue
  Series L (pre-refunded 01/01/97)(b). . . . . . . . . . . . . .         1,250           7.750         01/01/18         1,291
Georgia Municipal Gas Authority Revenue Series D . . . . . . . .         1,400           3.450         10/07/96         1,400
Savannah, Georgia Water & Sewer Revenue
  (pre-refunded 12/01/96)(b) . . . . . . . . . . . . . . . . . .         1,055          10.125         12/01/02         1,072
                                                                                                                      -------

                                                                                                                        4,563
                                                                                                                      -------

IDAHO - 2.7%
Idaho Health Facilities Hospital Authority Revenue,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . .         1,200           3.450(2)      12/01/23         1,200
                                                                                                                      -------

                                                                                                                        1,200
                                                                                                                      -------

ILLINOIS - 1.2%
Chicago, Illinois Waterworks Revenue (pre-refunded 11/01/96)(b).           550           6.750         11/01/01           558
                                                                                                                      -------

                                                                                                                          558
                                                                                                                      -------

KENTUCKY - 4.1%
Kentucky Housing Corp. Housing Revenue Series B, semiannual
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,325           3.650(3)      07/01/11         1,325
Owensboro, Kentucky Water Revenue (a). . . . . . . . . . . . . .           515           8.000         09/15/96           516
                                                                                                                      -------

                                                                                                                        1,841
                                                                                                                      -------

LOUISIANA - 5.1%
Ascension Parish, Louisiana Pollution Control Revenue, weekly
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . .           700           3.500(2)      12/01/09           700
East Baton Rouge, Lousiana Pollution Control Revenue, daily
  demand . . . . . . . . . . . . . . . . . . . . . . . . . . . .           200           3.750(1)      03/01/22           200



10 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                       ------------------------------------------------------
Louisiana, State of, Gas & Fuels Tax Revenue Series A (a). . . .       $   500           6.750%        11/15/96       $   503
New Orleans, Louisiana Aviation Board Revenue,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . .           900           4.150(2)      12/01/19           900
                                                                                                                      -------

                                                                                                                        2,303
                                                                                                                      -------

MASSACHUSETTS - 3.5%
Massachusetts Municipal Wholesale Electric Company
  Power Supply Systems Revenue Series C, weekly demand . . . . .           600           3.350(2)      07/01/19           600
Massachusetts, State of, General Obligation Series A
  (pre-refunded 10/01/96)(a)(b). . . . . . . . . . . . . . . . .           250           7.400         10/01/01           256
Massachusetts, State of, Port Authority Revenue Series B,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . .           700           3.850(1)      07/01/18           700
                                                                                                                      -------

                                                                                                                        1,556
                                                                                                                      -------

MISSOURI - 4.6%
Missouri, State of, Health & Educational Facilities
  Authority Revenue, daily demand (a). . . . . . . . . . . . . .           200           3.850(1)      12/01/05           200
Sikeston, Missouri Electricity Revenue (a) . . . . . . . . . . .         1,865           5.100         06/01/97         1,883
                                                                                                                      -------

                                                                                                                        2,083
                                                                                                                      -------

NEW MEXICO - 0.7%
Farmington, New Mexico Pollution Control Revenue
  Series A, daily demand . . . . . . . . . . . . . . . . . . . .           300           3.750(1)      05/01/24           300
                                                                                                                      -------

                                                                                                                          300
                                                                                                                      -------

NORTH CAROLINA - 3.1%
Charlotte, North Carolina Airport Revenue
  Series A, weekly demand (a). . . . . . . . . . . . . . . . . .           800           3.350(2)      07/01/16           800
North Carolina Medical Care Community Hospital Revenue
  Series A, daily demand . . . . . . . . . . . . . . . . . . . .           600           3.850(1)      10/01/20           600
                                                                                                                      -------

                                                                                                                        1,400
                                                                                                                      -------


                                                                Annual Report 11

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                       ------------------------------------------------------
OREGON - 2.6%
Oregon, State of, General Obligation
  (pre-refunded 09/01/96)(b) . . . . . . . . . . . . . . . . . .       $ 1,150          12.500%        09/01/01       $ 1,173
                                                                                                                      -------

                                                                                                                        1,173
                                                                                                                      -------
PENNSYLVANIA - 1.8%
Delaware County, Pennsylvania Industrial Development Authority
  Pollution Control Revenue, daily demand. . . . . . . . . . . .           600           3.750(1)      10/01/19           600
Pennsylvania, State of, Higher Education Authority Revenue
  Series D, daily demand . . . . . . . . . . . . . . . . . . . .           200           3.750(1)      11/01/30           200
                                                                                                                      -------

                                                                                                                          800
                                                                                                                      -------

TENNESSEE - 2.7%
Memphis, Tennessee General Obligation Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . .         1,200           3.600(2)      08/01/02         1,200
                                                                                                                      -------

                                                                                                                        1,200
                                                                                                                      -------

TEXAS - 24.1%
Austin, Texas General Obligation (pre-refunded 09/01/96)(b). . .           250           7.900         09/01/01           250
Dallas, Texas Waterworks & Sewer System Revenue Series A . . . .           500           9.500         10/01/96           502
Deer Park, Texas General Obligation. . . . . . . . . . . . . . .           975           8.000         02/15/97           994
Harris County, Texas General Obligation (a). . . . . . . . . . .           500           8.500         11/01/96           504
Harris County, Texas Health Facilities Development Corp.
  Hospital Revenue, daily demand . . . . . . . . . . . . . . . .         1,000           3.750(1)      12/01/25         1,000
Harris County, Texas Industrial Development Corp. Pollution
  Control Revenue, daily demand. . . . . . . . . . . . . . . . .         3,800           3.750(1)      03/01/24         3,800
Houston, Texas Water Systems Revenue . . . . . . . . . . . . . .           500           7.000         12/01/96           505
Panhandle Plains, Texas Higher Education Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . .         1,500           3.450(2)      06/01/21         1,500
South Texas Higher Education Student Loan Revenue,
  weekly demand  . . . . . . . . . . . . . . . . . . . . . . . .         1,000           3.450(2)      06/01/25         1,000
Texas, State of, Tax and Revenue Anticipation Notes
  Series A, daily demand . . . . . . . . . . . . . . . . . . . .           800           3.850(1)      03/01/15           800
                                                                                                                      -------

                                                                                                                       10,855
                                                                                                                      -------


12 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                                            STATEMENT OF NET ASSETS, CONTINUED
                                                                                                               August 31, 1996

                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)            RATE       MATURITY*       (000)
                                                                       ------------------------------------------------------
WASHINGTON - 1.2%
Washington, State of, General Obligation Motor Vehicle
  Fuel Tax (pre-refunded 09/01/96)(b). . . . . . . . . . . . . .       $   550           7.500%        09/01/98       $   550
                                                                                                                      -------

                                                                                                                          550
                                                                                                                      -------

WISCONSIN - 1.1%
Milwaukee County, Wisconsin General Obligation
  (pre-refunded 10/01/96)(b) . . . . . . . . . . . . . . . . . .           500           6.100         10/01/01           501
                                                                                                                      -------

                                                                                                                          501
                                                                                                                      -------

TOTAL INVESTMENTS (amortized cost $44,379)(c) - 98.5%. . . . . .                                                       44,379

OTHER ASSETS AND LIABILITIES, NET - 1.5% . . . . . . . . . . . .                                                          682
                                                                                                                      -------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . .                                                      $45,061
                                                                                                                      -------
                                                                                                                      -------


(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The identified cost for federal income tax purposes is the same as shown above.

 * All securities with a maturity greater than 13 months have a demand feature, or an optional or mandatory put, resulting in an effective maturity of 13 months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

     Variable Rate:

          (1) Daily
          (2) Weekly
          (3) Semiannual


                                                                Annual Report 13

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996


QUALITY RATINGS AS A % OF MARKET VALUE

VMIG1, SP-1 or equivalent ++                           100%


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

Pollution Control Revenue                               20%
Refunded and Special Obligation Revenue                 18
Healthcare Revenue                                      11
Education Revenue                                        9
Utility Revenue                                          9
Airport Revenue                                          7
Water and Sewer Revenue                                  5
Commercial Paper                                         4
General Obligation                                       4
Public Works Revenue                                     4
Housing Revenue                                          3
Industrial Revenue                                       3
Solid Waste Revenue                                      2
Highway Revenue                                          1
                                                  --------

                                                       100%
                                                  --------
                                                  --------

++ VMIG1:   The highest short-term municipal note credit rating given by Moody's
            Investors Services to notes with a demand feature which are of the "best quality."
    SP-1:   The highest short-term municipal note credit rating given by
            Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal & interest."



The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . .   $  44,378,723
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         366,609
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         422,163
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,561
Deferred organizational expenses (Note 2). . . . . . . . . . . . . . . . . . . . . .          33,392
                                                                                       -------------
      Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,204,448

LIABILITIES
Payables (Note 4):
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     118,945
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .          16,366
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .           7,649
                                                                       -------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         142,960
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  45,061,488
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .   $     (16,500)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .          45,083
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      45,032,905
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  45,061,488
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
   ($45,061,488 divided by 45,082,880 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .        $1.00
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                              STATEMENT OF OPERATIONS
                                                            For the Fiscal Year Ended August 31, 1996

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   1,762,586

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .   $     123,174
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .          14,213
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .          27,993
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .          13,211
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .          11,659
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . .          23,766
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .          28,584
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . .           1,484
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .           2,145
   Amortization of deferred organization expenses. . . . . . . . . .          10,303
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .          22,791
                                                                       -------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         279,323
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,483,263
                                                                                       -------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions (Notes 2 and 3). . . . . . . .         (12,977)
                                                                                       -------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . .   $   1,470,286
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


16 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                               For the Fiscal Years Ended August 31,

                                                                            1996            1995*
                                                                        -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . .    $   1,483,263  $     862,550
   Net realized gain (loss) from investments . . . . . . . . . . . .          (12,977)        (3,523)
                                                                        -------------  -------------

Net increase (decrease) in net assets resulting from operations. . .        1,470,286        859,027

Distributions to shareholders from net investment income . . . . . .       (1,488,155)      (862,550)
Increase (decrease) in net assets from Fund share transactions . . .        2,472,138     42,610,742
                                                                        -------------  -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .        2,454,269     42,607,219
Net assets at beginning of year. . . . . . . . . . . . . . . . . . .       42,607,219             --
                                                                        -------------  -------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . .    $  45,061,488  $  42,607,219
                                                                        -------------  -------------
                                                                        -------------  -------------

FUND SHARE TRANSACTIONS
   (ON A CONSTANT DOLLAR BASIS):
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .      231,934,323     79,000,157
Fund shares issued to shareholders in reinvestments
   of distributions. . . . . . . . . . . . . . . . . . . . . . . . .          574,273        608,107
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .     (230,036,458)   (36,997,522)
                                                                        -------------  -------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . .        2,472,138     42,610,742
                                                                        -------------  -------------
                                                                        -------------  -------------


*For the period December 1, 1994 (commencement of operations) to August 31, 1995.


The accompanying notes are an integral part of the financial statements.



                                                                Annual Report 17

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND


                                                                                 FINANCIAL HIGHLIGHTS

    The following table includes selected data for a share outstanding throughout each fiscal year or period ended August 31 and other performance information derived from the financial statements.

                                                                            1996            1995*
                                                                        -------------  -------------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . .    $      1.0000  $      1.0000
                                                                        -------------  -------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . .            .0302          .0251
                                                                        -------------  -------------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . .           (.0302)        (.0251)
                                                                        -------------  -------------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . .    $      1.0000  $      1.0000
                                                                        -------------  -------------
                                                                        -------------  -------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . .             3.07           2.54

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b). . . . . . . .              .57            .59
   Operating expenses, gross, to average net assets (b). . . . . . .              .57            .60
   Net investment income to average net assets (b) . . . . . . . . .             3.01           3.40
   Net assets, end of year ($000 omitted). . . . . . . . . . . . . .           45,061         42,607
   Per share amount of fees waived ($ omitted) . . . . . . . . . . .               --          .0001



 * For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended August 31, 1995 are annualized.


18 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of September 22, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

     SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

     INVESTMENT INCOME:  Interest income is recorded daily on the accrual basis.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At


                                                                Annual Report 19

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     August 31, 1996, the Fund had a net tax basis capital loss carryover of $5,580, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $10,919, incurred from November 1, 1995 to August 31, 1996 and treat it as arising in fiscal year 1997.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1996, purchases, sales and maturities of short-term tax-exempt obligations were $336,079,876, $261,189,060, and $52,405,000, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


20 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996



     Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $12,317 and $16,267 from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.


                                                                Annual Report 21

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS
FOLLOWS:

     Advisory fees                 $   10,283
     Administration fees                1,174
     Custodian fees                     2,304
     Distribution fees                    794
     Shareholder servicing fees         1,014
     Transfer agent fees                  248
     Trustees' fees                       549
                                   ----------
                                   $   16,366
                                   ----------
                                   ----------


22 Annual Report

THE SEVEN SEAS SERIES
TAX FREE MONEY MARKET FUND

                                                                 TAX INFORMATION
                                                                 August 31, 1996


Of the dividends paid by the Tax Free Money Market Fund from net investment income for the taxable year ended August 31, 1996, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.


                                                                Annual Report 23

THE SEVEN SEAS SERIES TAX FREE MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


24 Annual Report

                THE SEVEN SEAS SERIES FUND-Registered Trademark-

                                BOND MARKET FUND


                                 August 31, 1996

                                  Annual Report


                                Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   22


"THE SEVEN SEAS SERIES FUND-Registered Trademark-" IS A REGISTERED TRADEMARK AND SERVICE MARK OF THE SEVEN SEAS SERIES FUND.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SEVEN SEAS SERIES FUND PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SEVEN SEAS SERIES FUND.

THE SEVEN SEAS SERIES BOND MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with The Seven Seas Series Fund annual report for the fiscal year ended August 31, 1996. Over the past year, the Series has grown to include fourteen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets.

On February 7, 1996, The Seven Seas Series Bond Market Fund was opened. Its investment objective seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

This report contains summaries on the market environment, performance and financial statements for the recently opened Bond Market Fund. I hope you find this information to be a useful tool as you review your overall investment strategy.

Over the past fiscal year, the Board of Trustees of the Seven Seas Series of Funds approved a name change from the Seven Seas Series Funds to the SSgA Funds. In the coming year you will notice the new logo and name on all fund materials. SSgA is the investment management business of State Street Bank and Trust Company, a 200 year old pioneer and leader in the world of financial services.

Our entrepreneurial spirit, analytical talents and appetite for innovation enables us to capitalize on investment opportunities on a global scale. Creative thinking combined with quantitative tools distinguishes SSgA's investment management style. These vital strengths are brought to life through our proprietary global information network-a system of process, people and technology that led us to become one of the most efficient, flexible and responsive firms in the field of investment management.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the Fund, I would like to thank you for choosing The Seven Seas Series Fund and look forward to continuing to serve your investment needs as the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4 Annual Report

THE SEVEN SEAS SERIES BOND MARKET FUND

MANAGEMENT OF THE FUNDS




                                  [Photograph]


                               Nicholas A. Lopardo
                      Chairman and Chief Executive Officer



A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the Bond Market Fund. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he was a portfolio manager with One Federal Asset Management and at Cambridge Port Savings as an asset/liability risk specialist. There are three other portfolio managers working with Mr. Kirby in managing the Fund.


                                                                 Annual Report 5

THE SEVEN SEAS SERIES BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return by investing in fixed income securities.

INVESTS IN: High quality, investment grade, debt instruments; including US Government Treasuries and Agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

STRATEGY:    Fund Managers make investment decisions to seek to match or exceed the return of the Lehman Brothers Aggregate Bond Index. The Fund seeks to match its duration to the Index at all times while adding value through issue and sector selection.


                                     [Graph]


  DATES        BOND MARKET FUND     LEHMAN BROTHERS AGGREGATE BOND INDEX**
Inception*              $10,000                                    $10,000
      1996               $9,781                                     $9,824

PERFORMANCE REVIEW

Since inception on February 7, 1996 the Fund returned -2.19% versus -1.76% for its benchmark, the Lehman Brothers Aggregate Bond Index for the period ended August 31, 1996. The Fund's performance reflects operating expenses, whereas Index results do not include expenses or fees of any kind.

Since inception the Fund has experienced a rising, volatile interest rate environment. From February 7, 1996, through fiscal year-end 1996, ten-year Treasury yields have moved from 5.66% to 6.96% and two-year Treasury yields have risen from 4.92% to 6.34%. The increase in rates is due largely to the market's anticipation of Federal Reserve actions in response to strong economic growth indicators. The belief that the Fed's monetary policy would eventually result in higher yields led market participants to build yield increases into their fixed income pricing. Rising rates have hurt the fixed income market's total returns but the positive growth environment has given stability to domestic and foreign business outlooks.


SEVEN SEAS SERIES BOND MARKET FUND

  Period Ended              Growth of           Total
    08/31/96                 $10,000            Return
-----------------        --------------      ------------
Inception                $     9,781           (2.19%)+

LEHMAN BROTHERS AGGREGATE BOND INDEX

  Period Ended              Growth of           Total
    08/31/96                 $10,000            Return
-----------------        --------------      ------------
Inception                $     9,824           (1.76%)+


SEE RELATED NOTES ON PAGE 7.



6 Annual Report

THE SEVEN SEAS SERIES BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PORTFOLIO HIGHLIGHTS

The Seven Seas Series Bond Market Fund commenced operation in February 1996 and has invested the incoming funds to build a portfolio of holdings representative of its chosen benchmark. The Fund was managed consistently with its objective of maximizing total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index.

Investments included US Treasury and Agency securities, domestic investment-grade corporate debt, Yankee securities, mortgage-backed securities and asset-backed securities. The steady growth in the economy has given the Fund an opportunity to overweight corporate debt and Yankee securities in a period where spreads have been stable-to-tight as compared to Treasury yields. Mortgage-backed securities were accumulated over the February to August period and are now held at a full market weighting. In reaction to the market's bearish sentiment, the Fund increased its exposure to higher coupon securities in the mortgage-backed allocation. The Fund and the Index both have an identical modified-adjusted duration of 4.77 years. As the Fund does not take active interest rate exposure, the primary source of incremental return is sector allocation decisions.

The Fund's ten largest issuers comprised 60.7% of the portfolio. The top six issuers, which accounted for 53.7% of the portfolio, were in US Government Treasury and Agency instruments.


          TOP TEN ISSUERS
          (AS A PERCENT OF TOTAL INVESTMENTS)          AUGUST 31, 1996

          United States Treasury Notes                       13.8%

          Federal National Mortgage Association
            Discount Notes                                   12.7

          Federal Home Loan Mortgage Corp.
            Participation Certificates                        9.7

          Government National Mortgage Association            8.2

          United States Treasury Bonds                        5.9

          Federal Farm Credit Bank Discount Notes             3.4

          General Motors Acceptance Corp.                     2.2

          Manitoba, Province of                               1.6

          NationsBank Corp.                                   1.6

          Exxon Capital Corp.                                 1.6

                              --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON PRECEDING PAGE.

     *The Bond Market Fund commenced operations on February 7, 1996. Index comparisons began February 1, 1996.

    **The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price appreciation/depreciation and income as a percentage of the original investment.

     +Total returns for periods less than one year are not annualized.



Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of The Seven Seas Series Fund:

We have audited the accompanying statement of assets and liabilities and statement of net assets of The Seven Seas Series Bond Market Fund (the "Fund"), as of August 31, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 7, 1996 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period February 7, 1996 (commencement of operations) to August 31, 1996 in conformity with generally accepted accounting principles.

                                                    /s/ Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 7, 1996


8 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------
LONG-TERM INVESTMENTS - 97.5%
ASSET-BACKED SECURITIES - 3.6%
Chase Manhattan Grantor Trust
  Pass-thru Certificate
  Series 1996-A Class A
    5.200% due 02/15/02                                $     161      $     158
Discover Card Master Trust I
  Series 1996-3 Class A
    6.050% due 08/18/08                                      200            181
Ford Credit Auto Loan Master Trust
  Series 1995-1 Class A
    6.500% due 08/15/02                                      200            196
Household Affinity Credit Card
  Participation Certificate
  Series 1994-2 Class A
    7.000% due 12/15/99                                      200            201
Premier Auto Trust
  Series 1996-2 Class A3
    6.350% due 01/06/00                                      300            299
                                                                      ---------

                                                                          1,035
                                                                      ---------

CORPORATE BONDS AND
NOTES - 30.4%
Aetna Services, Inc.
    6.750% due 08/15/01                                      150            147
    6.970% due 08/15/36                                      200            198
Alltel Corp.
    6.750% due 09/15/05                                      150            143
Applied Materials, Inc. (MTN)
    7.000% due 09/06/05                                      200            192
Associates Corp. of North America
    6.375% due 08/15/98                                      150            149
    7.500% due 05/15/99                                      200            203
Bayerische Landesbank (MTN)
    7.500% due 06/15/04                                      150            153
Branch Banking & Trust Co.
    5.700% due 02/01/01                                      250            237
Burlington Northern Santa Fe
    7.290% due 06/01/36                                      300            295
Caterpillar Financial Services Corp.
    6.410% due 06/11/98                                      200            200
Chase Manhattan Corp. New
    5.500% due 02/15/01                                      500            471
CIT Group Holdings, Inc.
    5.625% due 04/01/98                                      200            197
    6.350% due 07/31/98                                      200            199
Commercial Credit Group, Inc.
    6.000% due 06/15/00                                      350            338
Dean Witter, Discover & Co.
    6.000% due 03/01/98                                      300            298
Exxon Capital Corp.
    6.500% due 07/15/99                                      500            497
Ford Motor Credit Co.
    5.625% due 01/15/99                                      300            292
General Motors Acceptance Corp.
    5.375% due 03/09/98                                      200            197
General Motors Acceptance Corp.
  (MTN)
    8.250% due 01/20/98                                      300            307
    5.950% due 12/28/98                                      200            196
Household Finance Corp. (MTN)
    6.490% due 04/09/01                                      400            388
International Lease Finance Corp.
    6.625% due 08/15/00                                      200            197
KFW International Finance, Inc.
    7.000% due 03/01/13                                      250            236
Lockheed Martin Corp.
    6.550% due 05/15/99                                      350            347
McDonalds Corp.
    8.875% due 04/01/11                                      300            336
Merrill Lynch & Co., Inc.
    9.000% due 05/01/98                                      300            311
NationsBank Corp.
    6.625% due 01/15/98                                      500            500
Norwest Corporation Series G (MTN)
    6.250% due 04/15/99                                      200            197


                                                                 Annual Report 9

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

Norwest Financial, Inc.
    8.500% due 08/15/98                                $     300      $     310
Sears Roebuck & Co. (MTN)
    7.820% due 02/23/98                                      250            255
Suntrust Banks, Inc.
    6.000% due 02/15/26                                      300            272
Wells Fargo & Co. (MTN)
    6.875% due 05/10/01                                      500            496
Wendy's International, Inc.
    7.000% due 12/15/25                                       50             44
                                                                      ---------

                                                                          8,798
                                                                      ---------

MORTGAGE-BACKED SECURITIES - 28.7%
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # G0-0458
    8.000% due 11/01/25                                      981            982
Federal Home Loan Mortgage Corp.
    8.000% 15 Year TBA (c)                                   300            305
    7.000% 15 Year TBA (c)                                   500            490
    6.500% 30 Year TBA (c)                                   600            555
    7.000% Gold TBA due 12/01/99 (c)                         225            225
Federal National Mortgage
  Association Pools
    # 050766  7.500% due 07/01/23                            104            102
    # 201543  8.000% due 02/01/23                             12             12
    # 221098  7.500% due 08/01/23                             37             36
    # 233081  7.500% due 09/01/23                             43             42
    # 237160  7.500% due 02/01/24                             43             42
    # 270782  7.500% due 02/01/24                             94             92
    # 292898  7.000% due 08/01/24                            217            207
    # 296351  8.500% due 12/01/24                             49             50
    # 303031  7.500% due 10/01/24                            323            317
    # 304928  8.500% due 03/01/25                             96             98
    # 316260  7.500% due 07/01/25                            171            168
    # 319059  6.500% due 08/01/25                            303            280
    # 345548  6.500% due 05/01/26                            296            274
Federal National Mortgage Association
    7.500% 15 Year TBA (c)                                   300            300
    8.000% 15 Year TBA (c)                                   200            203
    7.500% 30 Year TBA (c)                                   700            684
    9.000% 30 Year TBA (c)                                   200            208
Government National Mortgage
Association Pools
    # 104190 10.000% due 11/15/13                             25             27
    # 112115 10.000% due 04/15/14                             16             17
    # 328956  7.500% due 12/15/22                             18             18
    # 330416  7.500% due 01/15/23                             41             40
    # 344955  7.500% due 08/15/23                             68             67
    # 346374  7.500% due 01/15/23                            112            110
    # 348101  7.000% due 06/15/23                            296            283
    # 352079  7.000% due 09/15/23                            268            255
    # 352521  7.500% due 11/15/23                             58             57
    # 369662  7.500% due 10/15/23                             80             78
    # 371259  7.000% due 01/15/24                            129            122
    # 380248  7.500% due 02/15/24                            282            277
    # 381147  9.000% due 09/15/25                            198            206
    # 384568  7.000% due 04/15/24                            221            211
    # 415444  9.500% due 06/15/25                            297            318
    # 780424  8.000% due 01/15/99                            198            198
Government National Mortgage
  Association
    8.500% 30 Year TBA (c)                                   370            378
                                                                      ---------

                                                                          8,334
                                                                      ---------

NON-US BONDS - 0.1%
Korea Development Bank
    7.250% due 05/15/06                                       35             34
                                                                      ---------

                                                                             34
                                                                      ---------


10 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

UNITED STATES GOVERNMENT
TREASURIES - 22.0%
United States Treasury Bonds
    8.875% due 08/15/17                                $     580      $     679
    8.750% due 08/15/20                                      100            117
    7.875% due 02/15/21                                      350            374
    7.625% due 02/15/25                                      550            576
    6.875% due 08/15/25                                      180            173
United States Treasury Notes
    6.000% due 08/15/99                                      800            789
    7.750% due 11/30/99                                      450            465
    7.750% due 01/31/00                                      350            362
    6.250% due 05/31/00                                      725            715
    6.500% due 05/31/01                                      250            248
    6.250% due 02/15/03                                      535            519
    7.250% due 05/15/04                                      450            460
    7.250% due 08/15/04                                      215            219
    5.875% due 11/15/05                                      150            139
    7.000% due 07/15/06                                      555            557
                                                                      ---------

                                                                          6,392
                                                                      ---------

YANKEE BONDS - 12.7%
Australia & New Zealand
  Banking Group LTD.
    6.250% due 02/01/04                                      300            279
British Columbia, Province of
    6.500% due 01/15/26                                      200            176
Finland, Republic of
    6.950% due 02/15/26                                      200            182
Hydro, Quebec
    8.050% due 07/07/24                                      300            314
International Bank for Reconstruction
  & Development
    9.250% due 07/15/17                                      200            235
Manitoba, Province of
    6.000% due 10/15/97                                      150            150
Manitoba, Province of,
  Series C-J
    9.500% due 10/01/00                                      351            381
Midland Bank PLC
    6.950% due 03/15/11                                      240            222
National Australia Bank, Ltd.
    9.700% due 10/15/98                                      250            265
New Zealand, Government of
    8.750% due 12/15/06                                      300            330
Ontario, Province of
    7.750% due 06/04/02                                      300            309
Quebec, Province of
    6.500% due 01/17/06                                      300            278
Usinor Sacilor - ADR
    7.250% due 08/01/06                                      100             96
Victorian Public Authority
  Financial Agency
    8.450% due 10/01/01                                      150            159
Westpac Banking, Ltd.
    7.875% due 10/15/02                                      300            309
                                                                      ---------

                                                                          3,685
                                                                      ---------

TOTAL LONG-TERM INVESTMENTS
(cost $28,977)                                                           28,278
                                                                      ---------

SHORT-TERM INVESTMENTS - 14.1%
Federal Farm Credit Bank
  Discount Notes
    5.200% due 09/17/96 (a)(d)                             1,100          1,097
Federal Home Loan Mortgage Corp.
  Discount Notes
    5.240% due 09/18/96 (a)(d)                               600            599
Federal National Mortgage Association
  Discount Notes
    5.210% due 09/12/96 (a)(d)                             1,000            998


                                                                Annual Report 11

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1996

                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                         (000)          (000)
                                                       ---------      ---------

Franklin US Treasuries
  Money Market Fund (a)                                $     864      $     864
Valiant Money Market Fund (a)
  Class A Cash Equivalent                                    538            538
                                                                      ---------

                                                                          4,096
                                                                      ---------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,096)                                                             4,096
                                                                      ---------

TOTAL INVESTMENTS
(identified cost $33,073)(b) - 111.6%                                    32,374

OTHER ASSETS AND LIABILITIES,
NET - (11.6%)                                                            (3,359)
                                                                      ---------

NET ASSETS - 100.0%                                                   $  29,015
                                                                      ---------
                                                                      ---------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Rate noted is yield-to-maturity. (Unaudited)

ABBREVIATIONS:
ADR - American Depositary Receipt.
MTN - Medium Term Note.
TBA - To be announced security.


The accompanying notes are an integral part of the financial statements.


12 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                                                      August 31, 1996

ASSETS
Investments at market (identified cost $33,073,441)(Note 2). . . . . . . . . . . . .   $  32,374,124
Receivables:
   Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         337,146
   Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          80,050
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . .          48,821
                                                                                       -------------

Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32,840,141

LIABILITIES
Payables (Note 4):
   Investments purchased (regular settlement). . . . . . . . . . . .   $     364,510
   Investments purchased (delayed settlement). . . . . . . . . . . .       3,395,858
   Fund shares redeemed. . . . . . . . . . . . . . . . . . . . . . .           4,800
   Accrued fees to affiliates and trustees . . . . . . . . . . . . .          57,057
   Other accrued expenses. . . . . . . . . . . . . . . . . . . . . .           2,853
                                                                       -------------

      Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,825,078
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  29,015,063
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .   $     384,417
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . .        (391,184)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . .        (699,317)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,012
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,718,135
                                                                                       -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  29,015,063
                                                                                       -------------
                                                                                       -------------

Net asset value, offering and redemption price per share
   ($29,015,063 divided by 3,011,781 shares of $.001
   par value shares of beneficial interest outstanding). . . . . . . . . . . . . . .        $9.63
                                                                                       -------------
                                                                                       -------------

The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 13

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                                                              STATEMENT OF OPERATIONS
                                         For the Period February 7, 1996 (Commencement of Operations)
                                                                                   to August 31, 1996

INVESTMENT INCOME
Income:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     787,080
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          25,809
                                                                                       -------------

      Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         812,889

Expenses (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . .   $      38,564
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . .           3,000
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . .          21,003
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . .           2,738
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . .           8,472
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . .          28,924
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . .           3,214
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . .           1,730
   Amortization of deferred organization expenses. . . . . . . . . .          11,023
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .           1,890
                                                                       -------------

   Expenses before waivers . . . . . . . . . . . . . . . . . . . . .         120,558
   Expenses waived . . . . . . . . . . . . . . . . . . . . . . . . .         (39,237)
                                                                       -------------
      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          81,321
                                                                                       -------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         731,568
                                                                                       -------------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . .        (391,184)
Net change in unrealized appreciation or depreciation of investments . . . . . . . .        (699,317)
                                                                                       -------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,090,501)
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .   $    (358,933)
                                                                                       -------------
                                                                                       -------------


The accompanying notes are an integral part of the financial statements.


14 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                                                   STATEMENT OF CHANGES IN NET ASSETS
                                         For the Period February 7, 1996 (Commencement of Operations)
                                                                                   to August 31, 1996

                                                                                            1996
                                                                                       -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     731,568
   Net realized gain (loss) from investments . . . . . . . . . . . . . . . . . . . .        (391,184)
   Net change in unrealized appreciation
      or depreciation of investments . . . . . . . . . . . . . . . . . . . . . . . .        (699,317)
                                                                                       -------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . .        (358,933)

Distributions to shareholders from net investment income . . . . . . . . . . . . . .        (352,842)
Increase (decrease) in net assets from Fund share transactions . . . . . . . . . . .      29,726,838
                                                                                       -------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . .      29,015,063
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .              --
                                                                                       -------------
NET ASSETS AT END OF PERIOD
   (including undistributed net investment income ,
   of $384,417). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  29,015,063
                                                                                       -------------
                                                                                       -------------


FUND SHARE TRANSACTIONS                                                     SHARES         AMOUNT
                                                                        -------------  -------------
Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .        3,218,269  $  31,720,510
Fund shares issued to shareholders
   in reinvestments of distributions . . . . . . . . . . . . . . . .              292          2,778
Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .         (206,780)    (1,996,450)
                                                                        -------------  -------------

Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . .        3,011,781  $  29,726,838
                                                                        -------------  -------------
                                                                        -------------  -------------


The accompanying notes are an integral part of the financial statements.


                                                                Annual Report 15

THE SEVEN SEAS SERIES
BOND MARKET FUND


                                                                                 FINANCIAL HIGHLIGHTS

                    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                            1996*
                                                                                       -------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .   $       10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .27
   Net realized and unrealized gain (loss) on investments. . . . . . . . . . . . . .            (.49)
                                                                                       -------------

   Total From Investment Operations. . . . . . . . . . . . . . . . . . . . . . . . .            (.22)
                                                                                       -------------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.15)
                                                                                       -------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        9.63
                                                                                       -------------
                                                                                       -------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (2.19)

RATIOS (%)/SUPPLEMENTAL DATA:
   Operating expenses, net, to average net assets (b)(c) . . . . . . . . . . . . . .             .63
   Operating expenses, gross, to average net assets (b)(c) . . . . . . . . . . . . .             .93
   Net investment income to average net assets (b) . . . . . . . . . . . . . . . . .            5.66
   Portfolio turnover (b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          313.85
   Net assets, end of period ($000 omitted). . . . . . . . . . . . . . . . . . . . .          29,015
   Per share amount of fees waived ($ omitted)(c). . . . . . . . . . . . . . . . . .           .0148


*    For the period February 7, 1996 (commencement of operations) to
     August 31, 1996.
(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  See Note 4 for current period amounts.


16 Annual Reports

THE SEVEN SEAS SERIES
BOND MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1996


1.   ORGANIZATION

     The Seven Seas Series Fund (the "Investment Company") is a series mutual fund, currently comprising 14 investment portfolios, which are in operation as of August 31, 1996. These financial statements report on one portfolio, The Seven Seas Series Bond Market Fund (the "Fund"), which commenced operations on February 7, 1996. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

     On July 17, 1996, the Board of Trustees of the Investment Company approved an amendment to the Agreement to change the name of the Investment Company from "The Seven Seas Series Fund" to the "SSgA Funds." This change will become effective with the filing of the annual registration statement which is anticipated to be filed in December of 1996.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

     Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


                                                                Annual Report 17

THE SEVEN SEAS SERIES
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $359,506 incurred from November 1, 1995 to August 31, 1996 and treat it as arising in fiscal year 1997.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1996 are as follows:

                                                             NET
                                                          UNREALIZED
      FEDERAL TAX       UNREALIZED      UNREALIZED       APPRECIATION
          COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
     --------------   --------------   --------------   --------------
     $  33,105,119    $        3,528   $     (734,523)  $     (730,995)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


18 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1996:


               UNDISTRIBUTED       ADDITIONAL
               NET INVESTMENT       PAID-IN
                  INCOME            CAPITAL
               --------------   --------------
               $        5,691   $       (5,691)

     EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) at Fedwire closing time of the underlying securities remains at least equal to 100% of the repurchase price. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

     FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash, or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the period February 7, 1996 (commencement of operations) to August 31, 1996, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $17,421,975 and $3,403,999, respectively. Included in this amount is $2,526,689 of securities received in exchange for Fund shares.


                                                                Annual Report 19

THE SEVEN SEAS SERIES
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     For the period February 7, 1996 (commencement of operations) to August 31, 1996, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $52,779,494 and $37,379,717, respectively. Included in these amounts are $13,382,000 of securities received in exchange for Fund shares and consequently, $5,130,944 of such securities were sold as a result of portfolio realignment.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investment of the Fund in accordance with its investment objective, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. For the period February 7, 1996 (commencement of operations) to August 31, 1996, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. Additionally, the Adviser has agreed to waive up to the full amount of its remaining advisory fee to the extent that total expenses exceed .50% of average daily net assets on an annual basis. For this period, waivers by the Adviser amounted to $38,564. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for the services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 15% of the asset-based fee determined in (i); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds. For the period February 7, 1996 (commencement of operations) to August 31, 1996, the Administrator voluntarily waived a portion of its administrative fee to the Fund which amounted to $673.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company also has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket


20 Annual Report

THE SEVEN SEAS SERIES
BOND MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1996


     expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, and .175% to the Adviser, SSBSI, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1996, the Fund incurred expenses of $3,214 from the Adviser. The Fund did not incur any expenses from SSBSI or Commercial Banking during this period.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1996.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees NOT AFFILIATED with the Investment Company a retainer of $44,000 annually, $1,000 for each of the board meetings attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated amongst the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1996 WERE AS FOLLOWS:


          Advisory, Custodian, Shareholder Servicing,
            and Transfer agent                                       $    1,196

          Administration and Distribution                                   521

          Trustees' fees                                                    340
          Organization fees - (Reimbursement to Administrator
            for costs paid prior to Fund commencement)                   55,000
                                                                     ----------
                                                                     $   57,057
                                                                     ----------
                                                                     ----------

5.   DIVIDENDS

     On September 3, 1996, the Board of Trustees declared a dividend of $.1257 from net investment income, payable on September 11, 1996 to shareholders of record September 4, 1996.


                                                                Annual Report 21

THE SEVEN SEAS SERIES BOND MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(617) 654-6089

--------------------------------------------------------------------------------

TRUSTEES
   Lynn L. Anderson, Chairman
   William L. Marshall
   Steven J. Mastrovich
   Patrick J. Riley
   Richard D. Shirk
   Bruce D. Taber
   Henry W. Todd

OFFICERS
   Lynn L. Anderson, President
   George W. Weber, Senior Vice President
      and Treasurer
   J. David Griswold, Vice President
      and Secretary

INVESTMENT ADVISER
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, Massachusetts  02171
   (800) 64-7SEAS (77327)

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   Two International Place, 35th Floor
   Boston, Massachusetts  02110
   (617) 654-6089

ADMINISTRATOR
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, Washington  98402

LEGAL COUNSEL
   Goodwin, Procter & Hoar
   Exchange Place
   Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, Massachusetts  02109


22 Annual Report